American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

December 31, 2021

Table of Contents

Statement of Additional Information for DirectPoint —Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for SelectPoint —Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for StarPoint — Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for Voyage Protector — Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
PORTFOLIO COMPANIES UNDER THE CONTRACT
FINANCIALS
NOTES TO FINANCIAL STATEMENTS
Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules
Report of Independent Registered Public Accounting Firm

American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

December 31, 2021

2

Statement of Additional Information for DirectPoint —Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

DirectPoint —

Individual Flexible Premium

Deferred Variable Annuity

(No withdrawal charge contract)

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2022

3

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY DIRECTPOINT

(No Withdrawal Charge Contract)

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

Individual Annuity Service Office Mail Address:

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Individual Flexible Premium Deferred Variable Annuity DirectPoint (No Withdrawal Charge Contract), dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

4

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.  Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information.  OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.  The Contracts are currently being sold in a continuous offering.  While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL.  The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code.  AUL does not guarantee that any Fund will so qualify.  If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account.  If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

5

according to the type of retirement plan and its terms and conditions.  Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.  As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $20,500 for 2022. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $61,000 in 2022, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program.  A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.  An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more.  Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition,

6

certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.  If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $61,000 in 2022, or (b) 100

7

percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits.  Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service.  Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

8

Statement of Additional Information for SelectPoint —Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

SelectPoint —

Individual Flexible

Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2022

9

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY SelectPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

10

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.  Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information.  OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.  The Contracts are currently being sold in a continuous offering.  While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL.  The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code.  AUL does not guarantee that any Fund will so qualify.  If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account.  If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

11

according to the type of retirement plan and its terms and conditions.  Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.  As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $20,500 for 2022. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $61,000 in 2022, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program.  A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.  An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more.  Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition,

12

certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.  If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $61,000 in 2022, or (b) 100

13

percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits.  Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service.  Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

14

Statement of Additional Information for StarPoint — Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

StarPoint —

Individual Flexible

Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368 1-

800-537-6442

May 1, 2022

15

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY StarPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

16

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.  Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information.  OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.  The Contracts are currently being sold in a continuous offering.  While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL.  The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code.  AUL does not guarantee that any Fund will so qualify.  If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account.  If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

17

according to the type of retirement plan and its terms and conditions.  Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.  As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $20,500 for 2022. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $61,000 in 2022, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program.  A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.  An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more.  Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an

18

Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.  If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

19

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $61,000 in 2022, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits.  Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service.  Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

20

Statement of Additional Information for Voyage Protector — Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

Voyage Protector —

Individual Flexible Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2022

21

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Variable Annuity, Voyager Protector dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

22

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus.  Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information.  OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.  The Contracts are currently being sold in a continuous offering.  While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL.  The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code.  AUL does not guarantee that any Fund will so qualify.  If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account.  If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total  assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

23

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions.  Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes.  As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $20,500 for 2022. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $61,000 in 2022, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program.  A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income.  An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the

24

Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more.  Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.  If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

25

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $61,000 in 2022, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits.  Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service.  Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

26

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

27

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at OneAmerica | OneAmerica Resources.  You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
03-376	Foreign Equity	AB VPS International Growth Portfolio	A
03-377	Foreign Equity	AB VPS International Value Portfolio	A
03-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
03-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
03-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
03-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
03-425	Balanced	American Century VP Income & Growth Fund	I
03-420	Foreign Equity	American Century VP International Fund	I
03-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
03-122	Large Cap Equity	American Century VP Ultra Fund	I
03-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
03-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
03-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
03-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service
03-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
03-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
03-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
03-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
03-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
03-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
03-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
03-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
03-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
03-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
03-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
03-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
03-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
03-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
03-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
03-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2
03-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
03-908	Balanced	Franklin Allocation VIP Fund	1
03-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1

28

03-909	World Stock	Templeton Foreign VIP Fund	2
03-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
03-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
03-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
03-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
03-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
03-815	Specialty	Invesco V.I. Health Care Fund	Series I
03-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
03-826	Foreign Equity	Invesco V.I. International Growth Fund	Series II
03-611	Balanced	Janus Henderson Balanced Portfolio	Service
03-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
03-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
03-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
03-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
03-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
03-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
03-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
03-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
03-CPF	Intermediate Bond	Pioneer Bond VCT Portfolio	I
03-CPG	Large Cap Equity	Pioneer Equity Income VCT Portfolio	I
03-598	Mid Cap Equity	Pioneer Equity Income VCT Portfolio	II
03-596	Large Cap Equity	Pioneer Fund VCT Portfolio	I
03-597	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	I
03-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
03-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
03-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
03-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
03-586	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Portfolio	N/A
03-126	Balanced	Timothy Plan Conservative Growth Variable	N/A
03-127	Balanced	Timothy Plan Strategic Growth Variable	N/A
03-087	Balanced	TOPS Managed Risk Balanced ETF Portfolio	2
03-088	Balanced	TOPS Managed Risk Growth ETF Portfolio	2
03-086	Balanced	TOPS Managed Risk Moderate Growth ETF Portfolio	2
03-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
03-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
03-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
03-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A

29

AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$348,123	$315,351	16,775
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$348,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$34,398	2,003	$17.17
Band B	313,712	21,821	14.38
Total	$348,110	23,824

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,297
Mortality & expense charges and administrative fees (Band B)			(4,180)
Net investment income (loss)			(1,883)

Gain (loss) on investments:
Net realized gain (loss)			34,513
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,433
Net gain (loss)			85,946

Increase (decrease) in net assets from operations			$84,063

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,883)	$(1,687)
Net realized gain (loss)		34,513	(46,175)
Realized gain distributions		-	12,587
Net change in unrealized appreciation (depreciation)		51,433	36,180

Increase (decrease) in net assets from operations		84,063	905

Contract owner transactions:
Proceeds from units sold		196,310	8,451
Cost of units redeemed		(209,327)	(118,247)
Account charges		(571)	(479)
Increase (decrease)		(13,588)	(110,275)
Net increase (decrease)		70,475	(109,370)
Net assets, beginning		277,635	387,005
Net assets, ending		$348,110	$277,635

Units sold		14,031	1,021
Units redeemed		(14,626)	(13,285)
Net increase (decrease)		(595)	(12,264)
Units outstanding, beginning		24,419	36,683
Units outstanding, ending		23,824	24,419

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,833,018
Cost of units redeemed			(31,596,561)
Account charges			(672,928)
Net investment income (loss)			(252,593)
Net realized gain (loss)			396,634
Realized gain distributions			4,607,768
Net change in unrealized appreciation (depreciation)			32,772
Net assets			$348,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.17	2	$34	N/A	29.2%	12/31/2021	$14.38	22	$314	1.30%	27.5%
12/31/2020	13.29	1	15	N/A	8.8%	12/31/2020	11.27	23	262	1.30%	7.4%
12/31/2019	12.22	1	13	N/A	21.3%	12/31/2019	10.50	36	374	1.30%	19.8%
12/31/2018	10.07	2	16	N/A	-18.0%	12/31/2018	8.77	41	359	1.30%	-19.1%
12/31/2017	12.28	2	22	N/A	14.3%	12/31/2017	10.83	50	545	1.30%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.5%
2019	0.6%
2018	0.4%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$212,900	$211,364	20,589
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$212,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$17,042	2,623	$6.50
Band B	195,852	34,632	5.66
Total	$212,894	37,255

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,451
Mortality & expense charges and administrative fees (Band B)			(2,616)
Net investment income (loss)			1,835

Gain (loss) on investments:
Net realized gain (loss)			356
Realized gain distributions			3,454
Net change in unrealized appreciation (depreciation)			(10,262)
Net gain (loss)			(6,452)

Increase (decrease) in net assets from operations			$(4,617)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,835	$3,091
Net realized gain (loss)		356	357
Realized gain distributions		3,454	787
Net change in unrealized appreciation (depreciation)		(10,262)	3,995

Increase (decrease) in net assets from operations		(4,617)	8,230

Contract owner transactions:
Proceeds from units sold		1,018	7,372
Cost of units redeemed		(3,451)	(4,141)
Account charges		(1,193)	(1,190)
Increase (decrease)		(3,626)	2,041
Net increase (decrease)		(8,243)	10,271
Net assets, beginning		221,137	210,866
Net assets, ending		$212,894	$221,137

Units sold		152	1,288
Units redeemed		(787)	(876)
Net increase (decrease)		(635)	412
Units outstanding, beginning		37,890	37,478
Units outstanding, ending		37,255	37,890

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$377,819
Cost of units redeemed			(180,360)
Account charges			(6,624)
Net investment income (loss)			16,173
Net realized gain (loss)			(1,016)
Realized gain distributions			5,366
Net change in unrealized appreciation (depreciation)			1,536
Net assets			$212,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.50	3	$17	N/A	-1.0%	12/31/2021	$5.66	35	$196	1.30%	-2.2%
12/31/2020	6.56	3	17	N/A	5.1%	12/31/2020	5.78	35	204	1.30%	3.7%
12/31/2019	6.24	3	18	N/A	6.7%	12/31/2019	5.58	35	193	1.30%	5.4%
12/31/2018	5.85	3	17	N/A	1.9%	12/31/2018	5.29	36	190	1.30%	0.5%
12/31/2017	5.74	4	23	N/A	3.3%	12/31/2017	5.26	16	84	1.30%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	2.7%
2019	2.7%
2018	2.4%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 03-861

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$237,503	$208,586	7,963
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$237,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$68,516	4,832	$14.18
Band B	168,981	13,691	12.34
Total	$237,497	18,523

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,193
Mortality & expense charges and administrative fees (Band B)			(2,098)
Net investment income (loss)			3,095

Gain (loss) on investments:
Net realized gain (loss)			3,546
Realized gain distributions			939
Net change in unrealized appreciation (depreciation)			31,634
Net gain (loss)			36,119

Increase (decrease) in net assets from operations			$39,214

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,095	$4,446
Net realized gain (loss)		3,546	(22,097)
Realized gain distributions		939	5,842
Net change in unrealized appreciation (depreciation)		31,634	(13,121)

Increase (decrease) in net assets from operations		39,214	(24,930)

Contract owner transactions:
Proceeds from units sold		5,842	8,103
Cost of units redeemed		(31,226)	(135,732)
Account charges		(1,531)	(1,533)
Increase (decrease)		(26,915)	(129,162)
Net increase (decrease)		12,299	(154,092)
Net assets, beginning		225,198	379,290
Net assets, ending		$237,497	$225,198

Units sold		506	790
Units redeemed		(2,563)	(15,152)
Net increase (decrease)		(2,057)	(14,362)
Units outstanding, beginning		20,580	34,942
Units outstanding, ending		18,523	20,580

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,232,222
Cost of units redeemed			(2,344,956)
Account charges			(43,349)
Net investment income (loss)			55,737
Net realized gain (loss)			221,537
Realized gain distributions			87,389
Net change in unrealized appreciation (depreciation)			28,917
Net assets			$237,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.18	5	$69	N/A	18.9%	12/31/2021	$12.34	14	$169	1.30%	17.4%
12/31/2020	11.93	6	74	N/A	0.1%	12/31/2020	10.52	14	151	1.30%	-1.2%
12/31/2019	11.91	6	71	N/A	25.1%	12/31/2019	10.64	29	309	1.30%	23.5%
12/31/2018	9.52	7	64	N/A	-7.6%	12/31/2018	8.62	50	431	1.30%	-8.8%
12/31/2017	10.30	73	751	N/A	8.6%	12/31/2017	9.45	51	482	1.30%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	2.3%
2019	2.4%
2018	1.5%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Health Care Fund Series I Class - 03-815

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,374,698	$1,170,432	40,597
Receivables: investments sold	-
Payables: investments purchased	(37)
Net assets	$1,374,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$324,249	13,193	$24.58
Band B	1,050,412	41,672	25.21
Total	$1,374,661	54,865

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,748
Mortality & expense charges and administrative fees (Band B)			(13,471)
Net investment income (loss)			(10,723)

Gain (loss) on investments:
Net realized gain (loss)			55,374
Realized gain distributions			142,960
Net change in unrealized appreciation (depreciation)			(36,264)
Net gain (loss)			162,070

Increase (decrease) in net assets from operations			$151,347

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,723)	$(8,530)
Net realized gain (loss)		55,374	11,654
Realized gain distributions		142,960	30,610
Net change in unrealized appreciation (depreciation)		(36,264)	132,877

Increase (decrease) in net assets from operations		151,347	166,611

Contract owner transactions:
Proceeds from units sold		43,220	53,571
Cost of units redeemed		(246,667)	(139,973)
Account charges		(6,263)	(6,136)
Increase (decrease)		(209,710)	(92,538)
Net increase (decrease)		(58,363)	74,073
Net assets, beginning		1,433,024	1,358,951
Net assets, ending		$1,374,661	$1,433,024

Units sold		1,865	2,786
Units redeemed		(10,670)	(7,500)
Net increase (decrease)		(8,805)	(4,714)
Units outstanding, beginning		63,670	68,384
Units outstanding, ending		54,865	63,670

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,429,837
Cost of units redeemed			(5,492,720)
Account charges			(193,023)
Net investment income (loss)			(145,130)
Net realized gain (loss)			384,251
Realized gain distributions			1,187,180
Net change in unrealized appreciation (depreciation)			204,266
Net assets			$1,374,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$24.58	13	$324	N/A	12.3%	12/31/2021	$25.21	42	$1,050	1.30%	10.8%
12/31/2020	21.89	17	380	N/A	14.5%	12/31/2020	22.74	46	1,053	1.30%	13.0%
12/31/2019	19.12	17	331	N/A	32.5%	12/31/2019	20.13	51	1,028	1.30%	30.8%
12/31/2018	14.43	17	250	N/A	0.9%	12/31/2018	15.39	63	977	1.30%	-0.4%
12/31/2017	14.30	24	343	N/A	15.8%	12/31/2017	15.45	70	1,086	1.30%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.3%
2019	0.0%
2018	0.0%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 03-825

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,374,961	$1,224,918	76,426
Receivables: investments sold	-
Payables: investments purchased	(41)
Net assets	$1,374,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$265,648	9,791	$27.13
Band B	1,109,272	55,794	19.88
Total	$1,374,920	65,585

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$35,241
Mortality & expense charges and administrative fees (Band B)			(71,449)
Net investment income (loss)			(36,208)

Gain (loss) on investments:
Net realized gain (loss)			852,428
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,030,957
Net gain (loss)			1,883,385

Increase (decrease) in net assets from operations			$1,847,177

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36,208)	$451,354
Net realized gain (loss)		852,428	(57,318)
Realized gain distributions		-	334,758
Net change in unrealized appreciation (depreciation)		1,030,957	(2,808,620)

Increase (decrease) in net assets from operations		1,847,177	(2,079,826)

Contract owner transactions:
Proceeds from units sold		116,103	1,340,756
Cost of units redeemed		(12,569,688)	(2,359,454)
Account charges		(28,185)	(60,608)
Increase (decrease)		(12,481,770)	(1,079,306)
Net increase (decrease)		(10,634,593)	(3,159,132)
Net assets, beginning		12,009,513	15,168,645
Net assets, ending		$1,374,920	$12,009,513

Units sold		9,402	86,901
Units redeemed		(681,017)	(156,600)
Net increase (decrease)		(671,615)	(69,699)
Units outstanding, beginning		737,200	806,899
Units outstanding, ending		65,585	737,200

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$69,591,225
Cost of units redeemed			(76,219,656)
Account charges			(1,946,957)
Net investment income (loss)			5,570,987
Net realized gain (loss)			(291,066)
Realized gain distributions			4,520,344
Net change in unrealized appreciation (depreciation)			150,043
Net assets			$1,374,920

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$27.13	10	$266	N/A	25.7%	12/31/2021	$19.88	56	$1,109	1.30%	24.1%
12/31/2020	21.58	36	768	N/A	-12.3%	12/31/2020	16.02	702	11,242	1.30%	-13.5%
12/31/2019	24.61	38	932	N/A	23.0%	12/31/2019	18.51	769	14,237	1.30%	21.4%
12/31/2018	20.01	48	954	N/A	-6.2%	12/31/2018	15.25	994	15,158	1.30%	-7.4%
12/31/2017	21.32	53	1,124	N/A	13.0%	12/31/2017	16.46	1,139	18,741	1.30%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	4.4%
2019	4.4%
2018	3.8%
2017	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. High Yield Fund Series I Class - 03-830

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,031,365	$1,047,242	197,194
Receivables: investments sold	-
Payables: investments purchased	(33)
Net assets	$1,031,332

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$73,668	5,234	$14.07
Band B	957,664	85,612	11.19
Total	$1,031,332	90,846

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$49,024
Mortality & expense charges and administrative fees (Band B)			(13,530)
Net investment income (loss)			35,494

Gain (loss) on investments:
Net realized gain (loss)			14,311
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,979)
Net gain (loss)			(668)

Increase (decrease) in net assets from operations			$34,826

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,494	$57,062
Net realized gain (loss)		14,311	(24,856)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,979)	(20,306)

Increase (decrease) in net assets from operations		34,826	11,900

Contract owner transactions:
Proceeds from units sold		19,768	227,679
Cost of units redeemed		(385,492)	(485,144)
Account charges		(3,088)	(2,440)
Increase (decrease)		(368,812)	(259,905)
Net increase (decrease)		(333,986)	(248,005)
Net assets, beginning		1,365,318	1,613,323
Net assets, ending		$1,031,332	$1,365,318

Units sold		5,780	22,381
Units redeemed		(39,258)	(47,527)
Net increase (decrease)		(33,478)	(25,146)
Units outstanding, beginning		124,324	149,470
Units outstanding, ending		90,846	124,324

* Date of Fund Inception into Variable Account: 4 /29 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$51,044,168
Cost of units redeemed			(57,210,053)
Account charges			(1,334,097)
Net investment income (loss)			9,793,067
Net realized gain (loss)			(1,245,876)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15,877)
Net assets			$1,031,332

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.07	5	$74	N/A	4.4%	12/31/2021	$11.19	86	$958	1.30%	3.0%
12/31/2020	13.48	6	80	N/A	3.3%	12/31/2020	10.86	118	1,285	1.30%	2.0%
12/31/2019	13.05	9	120	N/A	13.5%	12/31/2019	10.65	140	1,493	1.30%	12.0%
12/31/2018	11.50	39	453	N/A	-3.4%	12/31/2018	9.50	806	7,657	1.30%	-4.6%
12/31/2017	11.90	59	702	N/A	6.3%	12/31/2017	9.96	922	9,179	1.30%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.1%
2020	5.0%
2019	2.0%
2018	5.0%
2017	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Core Equity Fund Series II Class - 03-826

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$853	$752	22
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$-	-	$21.08
Band B	853	48	17.88
Total	$853	48

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3
Mortality & expense charges and administrative fees (Band B)			(10)
Net investment income (loss)			(7)

Gain (loss) on investments:
Net realized gain (loss)			(21)
Realized gain distributions			18
Net change in unrealized appreciation (depreciation)			195
Net gain (loss)			192

Increase (decrease) in net assets from operations			$185

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7)	$23
Net realized gain (loss)		(21)	-
Realized gain distributions		18	176
Net change in unrealized appreciation (depreciation)		195	(76)

Increase (decrease) in net assets from operations		185	123

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(176)	(192)
Account charges		(2)	(2)
Increase (decrease)		(178)	(194)
Net increase (decrease)		7	(71)
Net assets, beginning		846	917
Net assets, ending		$853	$846

Units sold		-	-
Units redeemed		(11)	(13)
Net increase (decrease)		(11)	(13)
Units outstanding, beginning		59	72
Units outstanding, ending		48	59

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$107,475
Cost of units redeemed			(117,261)
Account charges			(580)
Net investment income (loss)			(898)
Net realized gain (loss)			7,639
Realized gain distributions			4,377
Net change in unrealized appreciation (depreciation)			101
Net assets			$853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.08	0	$0	N/A	27.4%	12/31/2021	$17.88	0	$1	1.30%	25.7%
12/31/2020	16.55	0	0	N/A	13.6%	12/31/2020	14.22	0	1	1.30%	12.1%
12/31/2019	14.57	0	0	N/A	28.7%	12/31/2019	12.68	0	1	1.30%	27.0%
12/31/2018	11.32	0	0	N/A	-9.6%	12/31/2018	9.99	0	2	1.30%	-10.8%
12/31/2017	12.53	0	0	N/A	12.9%	12/31/2017	11.19	0	4	1.30%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	3.7%
2019	0.1%
2018	0.0%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. International Growth Fund Series II Class - 03-827

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$306,669	$237,545	7,530
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$306,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$33,213	2,242	$14.81
Band B	273,447	21,763	12.56
Total	$306,660	24,005

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,274
Mortality & expense charges and administrative fees (Band B)			(3,836)
Net investment income (loss)			(562)

Gain (loss) on investments:
Net realized gain (loss)			21,854
Realized gain distributions			21,097
Net change in unrealized appreciation (depreciation)			(25,208)
Net gain (loss)			17,743

Increase (decrease) in net assets from operations			$17,181

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(562)	$3,154
Net realized gain (loss)		21,854	(2,916)
Realized gain distributions		21,097	7,767
Net change in unrealized appreciation (depreciation)		(25,208)	29,066

Increase (decrease) in net assets from operations		17,181	37,071

Contract owner transactions:
Proceeds from units sold		2,935	5,305
Cost of units redeemed		(92,664)	(44,992)
Account charges		(992)	(1,115)
Increase (decrease)		(90,721)	(40,802)
Net increase (decrease)		(73,540)	(3,731)
Net assets, beginning		380,200	383,931
Net assets, ending		$306,660	$380,200

Units sold		227	518
Units redeemed		(7,264)	(4,770)
Net increase (decrease)		(7,037)	(4,252)
Units outstanding, beginning		31,042	35,294
Units outstanding, ending		24,005	31,042

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$48,073,778
Cost of units redeemed			(62,992,797)
Account charges			(1,209,864)
Net investment income (loss)			25,298
Net realized gain (loss)			16,284,404
Realized gain distributions			56,717
Net change in unrealized appreciation (depreciation)			69,124
Net assets			$306,660

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.81	2	$33	N/A	5.6%	12/31/2021	$12.56	22	$273	1.30%	4.2%
12/31/2020	14.03	3	43	N/A	13.7%	12/31/2020	12.05	28	337	1.30%	12.3%
12/31/2019	12.33	3	39	N/A	28.2%	12/31/2019	10.74	32	345	1.30%	26.6%
12/31/2018	9.62	6	55	N/A	-15.2%	12/31/2018	8.48	36	304	1.30%	-16.3%
12/31/2017	11.34	6	66	N/A	22.7%	12/31/2017	10.13	37	376	1.30%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.9%
2019	1.3%
2018	1.9%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Equity Income Portfolio - 03-580

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,801,894	$6,727,880	259,448
Receivables: investments sold	-
Payables: investments purchased	(250)
Net assets	$7,801,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,863,885	118,519	$24.16
Band B	4,937,759	245,348	20.13
Total	$7,801,644	363,867

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$122,661
Mortality & expense charges and administrative fees (Band B)			(64,809)
Net investment income (loss)			57,852

Gain (loss) on investments:
Net realized gain (loss)			304,044
Realized gain distributions			544,537
Net change in unrealized appreciation (depreciation)			784,264
Net gain (loss)			1,632,845

Increase (decrease) in net assets from operations			$1,690,697

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,852	$99,587
Net realized gain (loss)		304,044	(123,514)
Realized gain distributions		544,537	153,035
Net change in unrealized appreciation (depreciation)		784,264	(267,997)

Increase (decrease) in net assets from operations		1,690,697	(138,889)

Contract owner transactions:
Proceeds from units sold		629,623	219,454
Cost of units redeemed		(1,667,286)	(1,122,609)
Account charges		(56,427)	(47,042)
Increase (decrease)		(1,094,090)	(950,197)
Net increase (decrease)		596,607	(1,089,086)
Net assets, beginning		7,205,037	8,294,123
Net assets, ending		$7,801,644	$7,205,037

Units sold		35,514	16,956
Units redeemed		(89,484)	(81,670)
Net increase (decrease)		(53,970)	(64,714)
Units outstanding, beginning		417,837	482,551
Units outstanding, ending		363,867	417,837

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$79,500,678
Cost of units redeemed			(91,879,466)
Account charges			(3,535,408)
Net investment income (loss)			4,398,532
Net realized gain (loss)			7,465,323
Realized gain distributions			10,777,971
Net change in unrealized appreciation (depreciation)			1,074,014
Net assets			$7,801,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$24.16	119	$2,864	N/A	25.5%	12/31/2021	$20.13	245	$4,938	1.30%	23.9%
12/31/2020	19.25	140	2,685	N/A	1.2%	12/31/2020	16.24	278	4,520	1.30%	-0.1%
12/31/2019	19.02	162	3,085	N/A	26.4%	12/31/2019	16.26	320	5,209	1.30%	24.8%
12/31/2018	15.05	201	3,021	N/A	-9.5%	12/31/2018	13.03	360	4,686	1.30%	-10.7%
12/31/2017	16.63	258	4,285	N/A	16.0%	12/31/2017	14.59	436	6,355	1.30%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.0%
2019	2.3%
2018	2.1%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 03-124

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,991,801	$25,673,092	790,475
Receivables: investments sold	-
Payables: investments purchased	(1,704)
Net assets	$41,990,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,227,711	56,515	$39.42
Band B	39,762,386	1,252,861	31.74
Total	$41,990,097	1,309,376

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(496,228)
Net investment income (loss)			(496,228)

Gain (loss) on investments:
Net realized gain (loss)			5,831,458
Realized gain distributions			4,545,875
Net change in unrealized appreciation (depreciation)			(3,775,759)
Net gain (loss)			6,601,574

Increase (decrease) in net assets from operations			$6,105,346

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(496,228)	$(417,057)
Net realized gain (loss)		5,831,458	6,263,971
Realized gain distributions		4,545,875	1,131,846
Net change in unrealized appreciation (depreciation)		(3,775,759)	2,671,113

Increase (decrease) in net assets from operations		6,105,346	9,649,873

Contract owner transactions:
Proceeds from units sold		9,820,088	2,724,301
Cost of units redeemed		(9,713,127)	(11,340,977)
Account charges		(189,472)	(170,636)
Increase (decrease)		(82,511)	(8,787,312)
Net increase (decrease)		6,022,835	862,561
Net assets, beginning		35,967,262	35,104,701
Net assets, ending		$41,990,097	$35,967,262

Units sold		337,593	116,532
Units redeemed		(330,038)	(500,672)
Net increase (decrease)		7,555	(384,140)
Units outstanding, beginning		1,301,821	1,685,961
Units outstanding, ending		1,309,376	1,301,821

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$92,909,688
Cost of units redeemed			(114,456,125)
Account charges			(2,771,278)
Net investment income (loss)			(5,409,894)
Net realized gain (loss)			47,206,465
Realized gain distributions			8,192,532
Net change in unrealized appreciation (depreciation)			16,318,709
Net assets			$41,990,097

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$39.42	57	$2,228	N/A	17.6%	12/31/2021	$31.74	1,253	$39,762	1.30%	16.1%
12/31/2020	33.51	62	2,068	N/A	34.3%	12/31/2020	27.34	1,240	33,899	1.30%	32.5%
12/31/2019	24.96	77	1,925	N/A	29.9%	12/31/2019	20.62	1,609	33,180	1.30%	28.2%
12/31/2018	19.21	92	1,770	N/A	1.9%	12/31/2018	16.09	1,966	31,618	1.30%	0.6%
12/31/2017	18.85	131	2,460	N/A	36.2%	12/31/2017	15.99	2,778	44,425	1.30%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Mid-Cap Growth Portfolio - 03-586

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,057,818	$3,971,620	146,727
Receivables: investments sold	-
Payables: investments purchased	(99)
Net assets	$5,057,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,300,501	49,126	$46.83
Band B	2,757,218	59,362	46.45
Total	$5,057,719	108,488

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(38,595)
Net investment income (loss)			(38,595)

Gain (loss) on investments:
Net realized gain (loss)			338,746
Realized gain distributions			505,497
Net change in unrealized appreciation (depreciation)			(120,133)
Net gain (loss)			724,110

Increase (decrease) in net assets from operations			$685,515

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,595)	$(40,740)
Net realized gain (loss)		338,746	135,617
Realized gain distributions		505,497	377,724
Net change in unrealized appreciation (depreciation)		(120,133)	613,107

Increase (decrease) in net assets from operations		685,515	1,085,708

Contract owner transactions:
Proceeds from units sold		81,428	82,040
Cost of units redeemed		(1,173,571)	(887,107)
Account charges		(43,010)	(39,113)
Increase (decrease)		(1,135,153)	(844,180)
Net increase (decrease)		(449,638)	241,528
Net assets, beginning		5,507,357	5,265,829
Net assets, ending		$5,057,719	$5,507,357

Units sold		1,912	2,862
Units redeemed		(28,104)	(26,285)
Net increase (decrease)		(26,192)	(23,423)
Units outstanding, beginning		134,680	158,103
Units outstanding, ending		108,488	134,680

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$62,105,303
Cost of units redeemed			(74,492,799)
Account charges			(1,722,820)
Net investment income (loss)			(1,474,722)
Net realized gain (loss)			6,505,469
Realized gain distributions			13,051,090
Net change in unrealized appreciation (depreciation)			1,086,198
Net assets			$5,057,719

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$46.83	49	$2,301	N/A	14.8%	12/31/2021	$46.45	59	$2,757	1.30%	13.4%
12/31/2020	40.77	54	2,199	N/A	23.8%	12/31/2020	40.97	81	3,309	1.30%	22.2%
12/31/2019	32.93	59	1,933	N/A	31.3%	12/31/2019	33.53	99	3,333	1.30%	29.6%
12/31/2018	25.09	66	1,647	N/A	-2.0%	12/31/2018	25.87	111	2,883	1.30%	-3.3%
12/31/2017	25.61	76	1,940	N/A	24.8%	12/31/2017	26.75	125	3,351	1.30%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.1%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 03-585

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,709,696	$1,715,773	348,203
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$1,709,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$417,180	42,372	$9.85
Band B	1,292,500	207,629	6.23
Total	$1,709,680	250,001

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$23,658
Mortality & expense charges and administrative fees (Band B)			(16,968)
Net investment income (loss)			6,690

Gain (loss) on investments:
Net realized gain (loss)			2,287
Realized gain distributions			10,371
Net change in unrealized appreciation (depreciation)			(33,619)
Net gain (loss)			(20,961)

Increase (decrease) in net assets from operations			$(14,271)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,690	$18,736
Net realized gain (loss)		2,287	(927)
Realized gain distributions		10,371	-
Net change in unrealized appreciation (depreciation)		(33,619)	46,032

Increase (decrease) in net assets from operations		(14,271)	63,841

Contract owner transactions:
Proceeds from units sold		88,016	322,007
Cost of units redeemed		(159,345)	(356,438)
Account charges		(11,044)	(11,670)
Increase (decrease)		(82,373)	(46,101)
Net increase (decrease)		(96,644)	17,740
Net assets, beginning		1,806,324	1,788,584
Net assets, ending		$1,709,680	$1,806,324

Units sold		15,102	50,014
Units redeemed		(23,212)	(53,735)
Net increase (decrease)		(8,110)	(3,721)
Units outstanding, beginning		258,111	261,832
Units outstanding, ending		250,001	258,111

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$154,861,355
Cost of units redeemed			(155,530,746)
Account charges			(3,678,735)
Net investment income (loss)			6,011,647
Net realized gain (loss)			(617,608)
Realized gain distributions			669,844
Net change in unrealized appreciation (depreciation)			(6,077)
Net assets			$1,709,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.85	42	$417	N/A	0.1%	12/31/2021	$6.23	208	$1,293	1.30%	-1.2%
12/31/2020	9.83	51	502	N/A	4.7%	12/31/2020	6.30	207	1,304	1.30%	3.4%
12/31/2019	9.39	59	550	N/A	4.4%	12/31/2019	6.09	203	1,239	1.30%	3.0%
12/31/2018	9.00	65	582	N/A	1.2%	12/31/2018	5.92	222	1,312	1.30%	-0.1%
12/31/2017	8.89	70	619	N/A	1.1%	12/31/2017	5.92	272	1,610	1.30%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	2.0%
2019	2.4%
2018	2.0%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 03-515

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,097,835	$6,962,764	218,710
Receivables: investments sold	-
Payables: investments purchased	(182)
Net assets	$6,097,653

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,891,170	90,143	$20.98
Band B	4,206,483	101,333	41.51
Total	$6,097,653	191,476

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(100,314)
Net investment income (loss)			(100,314)

Gain (loss) on investments:
Net realized gain (loss)			1,922,032
Realized gain distributions			1,970,779
Net change in unrealized appreciation (depreciation)			(4,338,605)
Net gain (loss)			(445,794)

Increase (decrease) in net assets from operations			$(546,108)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(100,314)	$36,929
Net realized gain (loss)		1,922,032	565,167
Realized gain distributions		1,970,779	821,130
Net change in unrealized appreciation (depreciation)		(4,338,605)	3,203,436

Increase (decrease) in net assets from operations		(546,108)	4,626,662

Contract owner transactions:
Proceeds from units sold		464,233	9,110,511
Cost of units redeemed		(8,214,549)	(1,643,375)
Account charges		(57,586)	(45,629)
Increase (decrease)		(7,807,902)	7,421,507
Net increase (decrease)		(8,354,010)	12,048,169
Net assets, beginning		14,451,663	2,403,494
Net assets, ending		$6,097,653	$14,451,663

Units sold		12,754	298,327
Units redeemed		(200,665)	(56,190)
Net increase (decrease)		(187,911)	242,137
Units outstanding, beginning		379,387	137,250
Units outstanding, ending		191,476	379,387

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,742,889,227
Cost of units redeemed			(1,747,266,728)
Account charges			(1,758,221)
Net investment income (loss)			(1,726,238)
Net realized gain (loss)			5,333,128
Realized gain distributions			9,491,414
Net change in unrealized appreciation (depreciation)			(864,929)
Net assets			$6,097,653

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$20.98	90	$1,891	N/A	-6.1%	12/31/2021	$41.51	101	$4,206	1.30%	-7.3%
12/31/2020	22.33	113	2,521	N/A	67.2%	12/31/2020	44.77	266	11,930	1.30%	65.0%
12/31/2019	13.36	96	1,281	N/A	29.3%	12/31/2019	27.13	41	1,122	1.30%	27.7%
12/31/2018	10.33	99	1,020	N/A	1.4%	12/31/2018	21.25	48	1,012	1.30%	0.1%
12/31/2017	10.18	118	1,204	N/A	28.7%	12/31/2017	21.23	49	1,040	1.30%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.5%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 03-500

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,758,837	$8,160,712	132,690
Receivables: investments sold	-
Payables: investments purchased	(275)
Net assets	$10,758,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,586,953	230,934	$28.52
Band B	4,171,609	113,692	36.69
Total	$10,758,562	344,626

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(54,314)
Net investment income (loss)			(54,314)

Gain (loss) on investments:
Net realized gain (loss)			783,599
Realized gain distributions			2,365,903
Net change in unrealized appreciation (depreciation)			(1,928,856)
Net gain (loss)			1,220,646

Increase (decrease) in net assets from operations			$1,166,332

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(54,314)	$(31,336)
Net realized gain (loss)		783,599	636,549
Realized gain distributions		2,365,903	1,366,684
Net change in unrealized appreciation (depreciation)		(1,928,856)	2,524,064

Increase (decrease) in net assets from operations		1,166,332	4,495,961

Contract owner transactions:
Proceeds from units sold		515,628	244,871
Cost of units redeemed		(1,446,324)	(1,429,173)
Account charges		(96,963)	(75,692)
Increase (decrease)		(1,027,659)	(1,259,994)
Net increase (decrease)		138,673	3,235,967
Net assets, beginning		10,619,889	7,383,922
Net assets, ending		$10,758,562	$10,619,889

Units sold		16,407	10,035
Units redeemed		(49,340)	(65,770)
Net increase (decrease)		(32,933)	(55,735)
Units outstanding, beginning		377,559	433,294
Units outstanding, ending		344,626	377,559

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$265,341,359
Cost of units redeemed			(264,597,915)
Account charges			(2,982,008)
Net investment income (loss)			2,640,996
Net realized gain (loss)			138,325
Realized gain distributions			7,619,680
Net change in unrealized appreciation (depreciation)			2,598,125
Net assets			$10,758,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$28.52	231	$6,587	N/A	11.8%	12/31/2021	$36.69	114	$4,172	1.30%	10.4%
12/31/2020	25.50	249	6,361	N/A	67.0%	12/31/2020	33.24	128	4,259	1.30%	64.9%
12/31/2019	15.27	276	4,218	N/A	27.4%	12/31/2019	20.16	157	3,166	1.30%	25.8%
12/31/2018	11.98	307	3,684	N/A	2.2%	12/31/2018	16.03	176	2,822	1.30%	0.9%
12/31/2017	11.72	347	4,072	N/A	28.5%	12/31/2017	15.89	184	2,925	1.30%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS International Growth Portfolio A Class - 03-376

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,119	$36,549	1,700
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$46,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$15,248	1,827	$8.35
Band B	30,870	4,418	6.99
Total	$46,118	6,245

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(449)
Net investment income (loss)			(449)

Gain (loss) on investments:
Net realized gain (loss)			2,205
Realized gain distributions			4,236
Net change in unrealized appreciation (depreciation)			(2,683)
Net gain (loss)			3,758

Increase (decrease) in net assets from operations			$3,309

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(449)	$162
Net realized gain (loss)		2,205	2,774
Realized gain distributions		4,236	4,086
Net change in unrealized appreciation (depreciation)		(2,683)	4,709

Increase (decrease) in net assets from operations		3,309	11,731

Contract owner transactions:
Proceeds from units sold		1,263	122
Cost of units redeemed		(9,808)	(29,984)
Account charges		(377)	(349)
Increase (decrease)		(8,922)	(30,211)
Net increase (decrease)		(5,613)	(18,480)
Net assets, beginning		51,731	70,211
Net assets, ending		$46,118	$51,731

Units sold		176	23
Units redeemed		(1,513)	(5,814)
Net increase (decrease)		(1,337)	(5,791)
Units outstanding, beginning		7,582	13,373
Units outstanding, ending		6,245	7,582

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$365,429
Cost of units redeemed			(366,047)
Account charges			(7,264)
Net investment income (loss)			2,765
Net realized gain (loss)			31,746
Realized gain distributions			9,919
Net change in unrealized appreciation (depreciation)			9,570
Net assets			$46,118

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.35	2	$15	N/A	8.2%	12/31/2021	$6.99	4	$31	1.30%	6.9%
12/31/2020	7.71	2	14	N/A	29.9%	12/31/2020	6.54	6	38	1.30%	28.3%
12/31/2019	5.93	2	14	N/A	27.5%	12/31/2019	5.10	11	56	1.30%	25.9%
12/31/2018	4.65	3	12	N/A	-17.4%	12/31/2018	4.05	12	48	1.30%	-18.5%
12/31/2017	5.63	2	14	N/A	35.0%	12/31/2017	4.97	8	38	1.30%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.1%
2019	0.6%
2018	0.8%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS Small Mid Cap Value Portfolio A Class - 03-378

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$429,052	$363,604	18,287
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$429,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$97,154	5,323	$18.25
Band B	331,887	21,721	15.28
Total	$429,041	27,044

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,256
Mortality & expense charges and administrative fees (Band B)			(3,950)
Net investment income (loss)			(694)

Gain (loss) on investments:
Net realized gain (loss)			16,123
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			91,121
Net gain (loss)			107,244

Increase (decrease) in net assets from operations			$106,550

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(694)	$160
Net realized gain (loss)		16,123	(8,940)
Realized gain distributions		-	12,908
Net change in unrealized appreciation (depreciation)		91,121	(618)

Increase (decrease) in net assets from operations		106,550	3,510

Contract owner transactions:
Proceeds from units sold		107,385	11,322
Cost of units redeemed		(82,742)	(41,481)
Account charges		(1,390)	(818)
Increase (decrease)		23,253	(30,977)
Net increase (decrease)		129,803	(27,467)
Net assets, beginning		299,238	326,705
Net assets, ending		$429,041	$299,238

Units sold		7,189	1,403
Units redeemed		(5,658)	(4,282)
Net increase (decrease)		1,531	(2,879)
Units outstanding, beginning		25,513	28,392
Units outstanding, ending		27,044	25,513

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,698,028
Cost of units redeemed			(34,627,921)
Account charges			(705,045)
Net investment income (loss)			(609,333)
Net realized gain (loss)			7,626,519
Realized gain distributions			1,981,345
Net change in unrealized appreciation (depreciation)			65,448
Net assets			$429,041

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$18.25	5	$97	N/A	35.9%	12/31/2021	$15.28	22	$332	1.30%	34.2%
12/31/2020	13.43	4	58	N/A	3.4%	12/31/2020	11.39	21	242	1.30%	2.0%
12/31/2019	12.99	5	70	N/A	20.1%	12/31/2019	11.16	23	257	1.30%	18.5%
12/31/2018	10.81	5	59	N/A	-15.0%	12/31/2018	9.41	31	291	1.30%	-16.1%
12/31/2017	12.73	6	71	N/A	13.1%	12/31/2017	11.22	37	411	1.30%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	0.9%
2019	0.6%
2018	0.5%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS International Value Portfolio A Class - 03-377

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,821	$83,390	5,967
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$93,807

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$29,079	6,053	$4.80
Band B	64,728	16,095	4.02
Total	$93,807	22,148

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,886
Mortality & expense charges and administrative fees (Band B)			(968)
Net investment income (loss)			918

Gain (loss) on investments:
Net realized gain (loss)			5,305
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,660
Net gain (loss)			10,965

Increase (decrease) in net assets from operations			$11,883

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$918	$(50,832)
Net realized gain (loss)		5,305	(3,181,885)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,660	1,409,422

Increase (decrease) in net assets from operations		11,883	(1,823,295)

Contract owner transactions:
Proceeds from units sold		7,190	56,126
Cost of units redeemed		(31,192)	(10,392,306)
Account charges		(589)	(23,200)
Increase (decrease)		(24,591)	(10,359,380)
Net increase (decrease)		(12,708)	(12,182,675)
Net assets, beginning		106,515	12,289,190
Net assets, ending		$93,807	$106,515

Units sold		4,720	22,544
Units redeemed		(10,712)	(3,358,775)
Net increase (decrease)		(5,992)	(3,336,231)
Units outstanding, beginning		28,140	3,364,371
Units outstanding, ending		22,148	28,140

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$54,927,783
Cost of units redeemed			(40,987,460)
Account charges			(490,546)
Net investment income (loss)			152,017
Net realized gain (loss)			(13,518,418)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,431
Net assets			$93,807

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.80	6	$29	N/A	11.1%	12/31/2021	$4.02	16	$65	1.30%	9.6%
12/31/2020	4.32	5	22	N/A	2.5%	12/31/2020	3.67	23	85	1.30%	1.1%
12/31/2019	4.22	149	630	N/A	17.1%	12/31/2019	3.63	3,215	11,659	1.30%	15.6%
12/31/2018	3.60	205	737	N/A	-22.8%	12/31/2018	3.14	4,403	13,810	1.30%	-23.8%
12/31/2017	4.67	4	20	N/A	25.4%	12/31/2017	4.12	10	40	1.30%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	0.0%
2019	0.8%
2018	3.9%
2017	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP Ultra Fund I Class - 03-122

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$589,163	$555,367	18,773
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$589,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$142,301	3,768	$37.77
Band B	446,847	14,695	30.41
Total	$589,148	18,463

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(9,656)
Net investment income (loss)			(9,656)

Gain (loss) on investments:
Net realized gain (loss)			131,147
Realized gain distributions			45,559
Net change in unrealized appreciation (depreciation)			(9,952)
Net gain (loss)			166,754

Increase (decrease) in net assets from operations			$157,098

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,656)	$(7,249)
Net realized gain (loss)		131,147	266,656
Realized gain distributions		45,559	51,914
Net change in unrealized appreciation (depreciation)		(9,952)	(44,758)

Increase (decrease) in net assets from operations		157,098	266,563

Contract owner transactions:
Proceeds from units sold		2,782,616	1,096,400
Cost of units redeemed		(3,165,360)	(1,073,627)
Account charges		(2,302)	(2,550)
Increase (decrease)		(385,046)	20,223
Net increase (decrease)		(227,948)	286,786
Net assets, beginning		817,096	530,310
Net assets, ending		$589,148	$817,096

Units sold		101,957	46,965
Units redeemed		(115,346)	(45,770)
Net increase (decrease)		(13,389)	1,195
Units outstanding, beginning		31,852	30,657
Units outstanding, ending		18,463	31,852

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,268,173
Cost of units redeemed			(5,453,249)
Account charges			(26,168)
Net investment income (loss)			(48,601)
Net realized gain (loss)			553,968
Realized gain distributions			261,229
Net change in unrealized appreciation (depreciation)			33,796
Net assets			$589,148

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$37.77	4	$142	N/A	23.2%	12/31/2021	$30.41	15	$447	1.30%	21.6%
12/31/2020	30.66	4	111	N/A	49.9%	12/31/2020	25.01	28	706	1.30%	47.9%
12/31/2019	20.46	3	69	N/A	34.6%	12/31/2019	16.91	27	462	1.30%	32.8%
12/31/2018	15.21	2	29	N/A	0.8%	12/31/2018	12.73	23	293	1.30%	-0.6%
12/31/2017	15.09	2	29	N/A	32.2%	12/31/2017	12.80	26	336	1.30%	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.3%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP Mid Cap Value Fund II Class - 03-397

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$627,676	$497,399	25,055
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$627,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$35,932	1,402	$25.63
Band B	591,723	27,220	21.74
Total	$627,655	28,622

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$6,326
Mortality & expense charges and administrative fees (Band B)			(7,681)
Net investment income (loss)			(1,355)

Gain (loss) on investments:
Net realized gain (loss)			14,780
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			106,632
Net gain (loss)			121,412

Increase (decrease) in net assets from operations			$120,057

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,355)	$2,281
Net realized gain (loss)		14,780	(43,169)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		106,632	(1,707)

Increase (decrease) in net assets from operations		120,057	(42,595)

Contract owner transactions:
Proceeds from units sold		2,910	72,747
Cost of units redeemed		(107,560)	(266,765)
Account charges		(1,917)	(2,265)
Increase (decrease)		(106,567)	(196,283)
Net increase (decrease)		13,490	(238,878)
Net assets, beginning		614,165	853,043
Net assets, ending		$627,655	$614,165

Units sold		128	4,533
Units redeemed		(5,493)	(17,817)
Net increase (decrease)		(5,365)	(13,284)
Units outstanding, beginning		33,987	47,271
Units outstanding, ending		28,622	33,987

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,602,654
Cost of units redeemed			(1,426,871)
Account charges			(29,199)
Net investment income (loss)			19,282
Net realized gain (loss)			84,205
Realized gain distributions			247,307
Net change in unrealized appreciation (depreciation)			130,277
Net assets			$627,655

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$25.63	1	$36	N/A	23.0%	12/31/2021	$21.74	27	$592	1.30%	21.4%
12/31/2020	20.83	2	41	N/A	1.1%	12/31/2020	17.90	32	574	1.30%	-0.2%
12/31/2019	20.61	2	39	N/A	29.0%	12/31/2019	17.94	45	814	1.30%	27.3%
12/31/2018	15.97	3	55	N/A	-13.0%	12/31/2018	14.09	51	719	1.30%	-14.1%
12/31/2017	18.35	5	86	N/A	11.5%	12/31/2017	16.40	54	886	1.30%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.4%
2019	1.9%
2018	1.3%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP Capital Appreciation Fund I Class - 03-410

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,148,231	$927,214	61,401
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$1,148,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$262,191	18,420	$14.23
Band B	886,009	68,805	12.88
Total	$1,148,200	87,225

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(12,969)
Net investment income (loss)			(12,969)

Gain (loss) on investments:
Net realized gain (loss)			126,957
Realized gain distributions			165,223
Net change in unrealized appreciation (depreciation)			(154,274)
Net gain (loss)			137,906

Increase (decrease) in net assets from operations			$124,937

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,969)	$(11,551)
Net realized gain (loss)		126,957	4,515
Realized gain distributions		165,223	117,679
Net change in unrealized appreciation (depreciation)		(154,274)	271,539

Increase (decrease) in net assets from operations		124,937	382,182

Contract owner transactions:
Proceeds from units sold		201,534	12,805
Cost of units redeemed		(510,768)	(172,265)
Account charges		(6,640)	(5,148)
Increase (decrease)		(315,874)	(164,608)
Net increase (decrease)		(190,937)	217,574
Net assets, beginning		1,339,137	1,121,563
Net assets, ending		$1,148,200	$1,339,137

Units sold		15,973	1,452
Units redeemed		(41,075)	(21,967)
Net increase (decrease)		(25,102)	(20,515)
Units outstanding, beginning		112,327	132,842
Units outstanding, ending		87,225	112,327

* Date of Fund Inception into Variable Account: 4 /17 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,314,495
Cost of units redeemed			(2,122,214)
Account charges			(36,781)
Net investment income (loss)			(87,355)
Net realized gain (loss)			126,774
Realized gain distributions			732,264
Net change in unrealized appreciation (depreciation)			221,017
Net assets			$1,148,200

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.23	18	$262	N/A	11.2%	12/31/2021	$12.88	69	$886	1.30%	9.7%
12/31/2020	12.81	19	249	N/A	42.5%	12/31/2020	11.74	93	1,090	1.30%	40.6%
12/31/2019	8.99	20	179	N/A	35.6%	12/31/2019	8.35	113	942	1.30%	33.8%
12/31/2018	6.63	16	106	N/A	-5.2%	12/31/2018	6.24	122	763	1.30%	-6.4%
12/31/2017	6.99	20	141	N/A	21.8%	12/31/2017	6.67	154	1,030	1.30%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP Income & Growth Fund I Class - 03-425

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,372,876	$22,269,946	2,366,773
Receivables: investments sold	-
Payables: investments purchased	(1,061)
Net assets	$25,371,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,367,030	109,167	$21.68
Band B	23,004,785	1,002,327	22.95
Total	$25,371,815	1,111,494

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$280,320
Mortality & expense charges and administrative fees (Band B)			(318,523)
Net investment income (loss)			(38,203)

Gain (loss) on investments:
Net realized gain (loss)			884,282
Realized gain distributions			4,299,515
Net change in unrealized appreciation (depreciation)			519,661
Net gain (loss)			5,703,458

Increase (decrease) in net assets from operations			$5,665,255

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,203)	$188,845
Net realized gain (loss)		884,282	(181,977)
Realized gain distributions		4,299,515	1,337,445
Net change in unrealized appreciation (depreciation)		519,661	1,064,547

Increase (decrease) in net assets from operations		5,665,255	2,408,860

Contract owner transactions:
Proceeds from units sold		491,105	657,308
Cost of units redeemed		(7,853,785)	(5,058,345)
Account charges		(140,426)	(141,326)
Increase (decrease)		(7,503,106)	(4,542,363)
Net increase (decrease)		(1,837,851)	(2,133,503)
Net assets, beginning		27,209,666	29,343,169
Net assets, ending		$25,371,815	$27,209,666

Units sold		27,699	44,565
Units redeemed		(372,623)	(322,996)
Net increase (decrease)		(344,924)	(278,431)
Units outstanding, beginning		1,456,418	1,734,849
Units outstanding, ending		1,111,494	1,456,418

* Date of Fund Inception into Variable Account: 1 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$140,085,034
Cost of units redeemed			(143,097,659)
Account charges			(3,062,905)
Net investment income (loss)			3,705,467
Net realized gain (loss)			4,340,657
Realized gain distributions			20,298,291
Net change in unrealized appreciation (depreciation)			3,102,930
Net assets			$25,371,815

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.68	109	$2,367	N/A	23.7%	12/31/2021	$22.95	1,002	$23,005	1.30%	22.1%
12/31/2020	17.54	140	2,449	N/A	11.8%	12/31/2020	18.80	1,317	24,761	1.30%	10.4%
12/31/2019	15.68	159	2,497	N/A	23.9%	12/31/2019	17.04	1,576	26,846	1.30%	22.3%
12/31/2018	12.65	184	2,329	N/A	-6.9%	12/31/2018	13.93	1,967	27,386	1.30%	-8.1%
12/31/2017	13.59	242	3,288	N/A	20.5%	12/31/2017	15.15	2,668	40,421	1.30%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.7%
2019	2.1%
2018	1.9%
2017	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP International Fund I Class - 03-420

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,352,558	$25,024,294	2,311,653
Receivables: investments sold	-
Payables: investments purchased	(1,378)
Net assets	$34,351,180

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,282,982	136,703	$16.70
Band B	32,068,198	1,788,324	17.93
Total	$34,351,180	1,925,027

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$59,889
Mortality & expense charges and administrative fees (Band B)			(443,419)
Net investment income (loss)			(383,530)

Gain (loss) on investments:
Net realized gain (loss)			1,762,106
Realized gain distributions			1,060,358
Net change in unrealized appreciation (depreciation)			241,978
Net gain (loss)			3,064,442

Increase (decrease) in net assets from operations			$2,680,912

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(383,530)	$(237,432)
Net realized gain (loss)		1,762,106	484,418
Realized gain distributions		1,060,358	333,039
Net change in unrealized appreciation (depreciation)		241,978	7,030,931

Increase (decrease) in net assets from operations		2,680,912	7,610,956

Contract owner transactions:
Proceeds from units sold		1,419,993	11,410,787
Cost of units redeemed		(7,136,117)	(5,156,275)
Account charges		(180,068)	(152,147)
Increase (decrease)		(5,896,192)	6,102,365
Net increase (decrease)		(3,215,280)	13,713,321
Net assets, beginning		37,566,460	23,853,139
Net assets, ending		$34,351,180	$37,566,460

Units sold		90,644	869,683
Units redeemed		(427,851)	(394,705)
Net increase (decrease)		(337,207)	474,978
Units outstanding, beginning		2,262,234	1,787,256
Units outstanding, ending		1,925,027	2,262,234

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$202,707,019
Cost of units redeemed			(182,645,134)
Account charges			(2,489,490)
Net investment income (loss)			(944,008)
Net realized gain (loss)			(341,502)
Realized gain distributions			8,736,031
Net change in unrealized appreciation (depreciation)			9,328,264
Net assets			$34,351,180

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$16.70	137	$2,283	N/A	8.7%	12/31/2021	$17.93	1,788	$32,068	1.30%	7.3%
12/31/2020	15.36	166	2,553	N/A	25.9%	12/31/2020	16.70	2,096	35,014	1.30%	24.3%
12/31/2019	12.20	141	1,716	N/A	28.4%	12/31/2019	13.44	1,647	22,137	1.30%	26.8%
12/31/2018	9.50	139	1,319	N/A	-15.2%	12/31/2018	10.61	1,455	15,430	1.30%	-16.3%
12/31/2017	11.21	164	1,841	N/A	31.2%	12/31/2017	12.67	1,835	23,264	1.30%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	0.8%
2018	1.4%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 03-520

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$550,361	$464,986	14,687
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$550,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$358,506	16,631	$21.56
Band B	191,840	8,406	22.82
Total	$550,346	25,037

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,067
Mortality & expense charges and administrative fees (Band B)			(2,373)
Net investment income (loss)			(1,306)

Gain (loss) on investments:
Net realized gain (loss)			8,103
Realized gain distributions			23,035
Net change in unrealized appreciation (depreciation)			43,500
Net gain (loss)			74,638

Increase (decrease) in net assets from operations			$73,332

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,306)	$(310)
Net realized gain (loss)		8,103	(4,668)
Realized gain distributions		23,035	38,293
Net change in unrealized appreciation (depreciation)		43,500	19,242

Increase (decrease) in net assets from operations		73,332	52,557

Contract owner transactions:
Proceeds from units sold		5,291	3,379
Cost of units redeemed		(52,783)	(150,298)
Account charges		(4,917)	(4,002)
Increase (decrease)		(52,409)	(150,921)
Net increase (decrease)		20,923	(98,364)
Net assets, beginning		529,423	627,787
Net assets, ending		$550,346	$529,423

Units sold		471	247
Units redeemed		(3,090)	(8,763)
Net increase (decrease)		(2,619)	(8,516)
Units outstanding, beginning		27,656	36,172
Units outstanding, ending		25,037	27,656

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,581,440
Cost of units redeemed			(5,681,458)
Account charges			(241,125)
Net investment income (loss)			83,396
Net realized gain (loss)			(107,594)
Realized gain distributions			830,312
Net change in unrealized appreciation (depreciation)			85,375
Net assets			$550,346

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.56	17	$359	N/A	15.0%	12/31/2021	$22.82	8	$192	1.30%	13.5%
12/31/2020	18.74	19	365	N/A	12.2%	12/31/2020	20.10	8	165	1.30%	10.8%
12/31/2019	16.70	20	328	N/A	31.4%	12/31/2019	18.14	17	300	1.30%	29.7%
12/31/2018	12.71	22	274	N/A	-4.4%	12/31/2018	13.99	20	275	1.30%	-5.7%
12/31/2017	13.30	25	331	N/A	11.7%	12/31/2017	14.83	23	348	1.30%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	0.4%
2018	0.5%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,726,927	$1,258,978	53,265
Receivables: investments sold	-
Payables: investments purchased	(51)
Net assets	$1,726,876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$282,952	6,680	$42.36
Band B	1,443,924	42,904	33.65
Total	$1,726,876	49,584

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(17,401)
Net investment income (loss)			(17,401)

Gain (loss) on investments:
Net realized gain (loss)			146,119
Realized gain distributions			231,681
Net change in unrealized appreciation (depreciation)			(185,874)
Net gain (loss)			191,926

Increase (decrease) in net assets from operations			$174,525

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,401)	$(13,026)
Net realized gain (loss)		146,119	142,409
Realized gain distributions		231,681	139,255
Net change in unrealized appreciation (depreciation)		(185,874)	396,365

Increase (decrease) in net assets from operations		174,525	665,003

Contract owner transactions:
Proceeds from units sold		401,085	186,477
Cost of units redeemed		(326,293)	(504,025)
Account charges		(5,419)	(4,709)
Increase (decrease)		69,373	(322,257)
Net increase (decrease)		243,898	342,746
Net assets, beginning		1,482,978	1,140,232
Net assets, ending		$1,726,876	$1,482,978

Units sold		12,205	8,086
Units redeemed		(10,070)	(22,189)
Net increase (decrease)		2,135	(14,103)
Units outstanding, beginning		47,449	61,552
Units outstanding, ending		49,584	47,449

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,727,653
Cost of units redeemed			(2,682,350)
Account charges			(47,906)
Net investment income (loss)			(114,670)
Net realized gain (loss)			656,441
Realized gain distributions			719,759
Net change in unrealized appreciation (depreciation)			467,949
Net assets			$1,726,876

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$42.36	7	$283	N/A	12.6%	12/31/2021	$33.65	43	$1,444	1.30%	11.2%
12/31/2020	37.60	6	240	N/A	69.6%	12/31/2020	30.27	41	1,243	1.30%	67.4%
12/31/2019	22.18	7	147	N/A	25.5%	12/31/2019	18.08	55	993	1.30%	23.9%
12/31/2018	17.67	6	114	N/A	-1.3%	12/31/2018	14.60	62	899	1.30%	-2.6%
12/31/2017	17.89	6	109	N/A	42.4%	12/31/2017	14.98	55	821	1.30%	40.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$447,743	$360,398	19,011
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$447,728

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$7,126	239	$29.82
Band B	440,602	17,421	25.29
Total	$447,728	17,660

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,575
Mortality & expense charges and administrative fees (Band B)			(5,247)
Net investment income (loss)			(2,672)

Gain (loss) on investments:
Net realized gain (loss)			5,084
Realized gain distributions			5,272
Net change in unrealized appreciation (depreciation)			74,641
Net gain (loss)			84,997

Increase (decrease) in net assets from operations			$82,325

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,672)	$(643)
Net realized gain (loss)		5,084	(11,523)
Realized gain distributions		5,272	15,994
Net change in unrealized appreciation (depreciation)		74,641	15,683

Increase (decrease) in net assets from operations		82,325	19,511

Contract owner transactions:
Proceeds from units sold		63,432	3,711
Cost of units redeemed		(27,780)	(30,888)
Account charges		(1,058)	(755)
Increase (decrease)		34,594	(27,932)
Net increase (decrease)		116,919	(8,421)
Net assets, beginning		330,809	339,230
Net assets, ending		$447,728	$330,809

Units sold		2,780	299
Units redeemed		(1,372)	(2,232)
Net increase (decrease)		1,408	(1,933)
Units outstanding, beginning		16,252	18,185
Units outstanding, ending		17,660	16,252

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$864,137
Cost of units redeemed			(639,420)
Account charges			(9,668)
Net investment income (loss)			(8,983)
Net realized gain (loss)			46,248
Realized gain distributions			108,069
Net change in unrealized appreciation (depreciation)			87,345
Net assets			$447,728

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$29.82	0	$7	N/A	26.1%	12/31/2021	$25.29	17	$441	1.30%	24.5%
12/31/2020	23.64	0	5	N/A	10.6%	12/31/2020	20.31	16	326	1.30%	9.2%
12/31/2019	21.36	0	8	N/A	22.2%	12/31/2019	18.60	18	331	1.30%	20.6%
12/31/2018	17.48	0	7	N/A	-9.0%	12/31/2018	15.42	18	284	1.30%	-10.2%
12/31/2017	19.21	1	12	N/A	12.4%	12/31/2017	17.16	18	313	1.30%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.8%
2019	0.9%
2018	0.7%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$385,238	$291,641	7,273
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$385,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$32,532	1,196	$27.20
Band B	352,694	16,298	21.64
Total	$385,226	17,494

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$937
Mortality & expense charges and administrative fees (Band B)			(5,059)
Net investment income (loss)			(4,122)

Gain (loss) on investments:
Net realized gain (loss)			28,529
Realized gain distributions			43,658
Net change in unrealized appreciation (depreciation)			28,271
Net gain (loss)			100,458

Increase (decrease) in net assets from operations			$96,336

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,122)	$(2,384)
Net realized gain (loss)		28,529	(338)
Realized gain distributions		43,658	28,656
Net change in unrealized appreciation (depreciation)		28,271	47,889

Increase (decrease) in net assets from operations		96,336	73,823

Contract owner transactions:
Proceeds from units sold		22,474	43,800
Cost of units redeemed		(143,509)	(6,565)
Account charges		(590)	(498)
Increase (decrease)		(121,625)	36,737
Net increase (decrease)		(25,289)	110,560
Net assets, beginning		410,515	299,955
Net assets, ending		$385,226	$410,515

Units sold		1,382	3,111
Units redeemed		(7,467)	(519)
Net increase (decrease)		(6,085)	2,592
Units outstanding, beginning		23,579	20,987
Units outstanding, ending		17,494	23,579

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,156,494
Cost of units redeemed			(1,210,548)
Account charges			(17,285)
Net investment income (loss)			11,074
Net realized gain (loss)			65,001
Realized gain distributions			286,893
Net change in unrealized appreciation (depreciation)			93,597
Net assets			$385,226

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$27.20	1	$33	N/A	26.8%	12/31/2021	$21.64	16	$353	1.30%	25.1%
12/31/2020	21.46	1	14	N/A	23.4%	12/31/2020	17.29	23	396	1.30%	21.8%
12/31/2019	17.39	1	11	N/A	35.8%	12/31/2019	14.20	20	289	1.30%	34.0%
12/31/2018	12.81	1	8	N/A	-7.1%	12/31/2018	10.59	21	225	1.30%	-8.3%
12/31/2017	13.79	1	13	N/A	27.0%	12/31/2017	11.55	31	358	1.30%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.5%
2019	0.9%
2018	0.9%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,462	$84,816	7,494
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$102,462

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$98,422	7,954	$12.37
Band B	4,040	405	9.97
Total	$102,462	8,359

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,109
Mortality & expense charges and administrative fees (Band B)			(51)
Net investment income (loss)			1,058

Gain (loss) on investments:
Net realized gain (loss)			277
Realized gain distributions			2,617
Net change in unrealized appreciation (depreciation)			55
Net gain (loss)			2,949

Increase (decrease) in net assets from operations			$4,007

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,058	$832
Net realized gain (loss)		277	4,394
Realized gain distributions		2,617	2,533
Net change in unrealized appreciation (depreciation)		55	5,307

Increase (decrease) in net assets from operations		4,007	13,066

Contract owner transactions:
Proceeds from units sold		-	65,188
Cost of units redeemed		(258)	(68,221)
Account charges		(1,206)	(1,318)
Increase (decrease)		(1,464)	(4,351)
Net increase (decrease)		2,543	8,715
Net assets, beginning		99,919	91,204
Net assets, ending		$102,462	$99,919

Units sold		(1)	7,201
Units redeemed		(120)	(7,327)
Net increase (decrease)		(121)	(126)
Units outstanding, beginning		8,480	8,606
Units outstanding, ending		8,359	8,480

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$543,177
Cost of units redeemed			(498,765)
Account charges			(11,096)
Net investment income (loss)			25,248
Net realized gain (loss)			(7,749)
Realized gain distributions			34,001
Net change in unrealized appreciation (depreciation)			17,646
Net assets			$102,462

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.37	8	$98	N/A	4.1%	12/31/2021	$9.97	0	$4	1.30%	2.7%
12/31/2020	11.89	8	96	N/A	11.3%	12/31/2020	9.70	0	4	1.30%	9.8%
12/31/2019	10.69	8	88	N/A	13.8%	12/31/2019	8.84	0	4	1.30%	12.3%
12/31/2018	9.39	8	78	N/A	-3.0%	12/31/2018	7.87	0	3	1.30%	-4.2%
12/31/2017	9.68	8	82	N/A	11.1%	12/31/2017	8.21	0	3	1.30%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.3%
2019	2.2%
2018	1.7%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,643	$28,389	2,258
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$32,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$758	54	$14.03
Band B	31,884	2,821	11.30
Total	$32,642	2,875

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$341
Mortality & expense charges and administrative fees (Band B)			(414)
Net investment income (loss)			(73)

Gain (loss) on investments:
Net realized gain (loss)			278
Realized gain distributions			1,123
Net change in unrealized appreciation (depreciation)			133
Net gain (loss)			1,534

Increase (decrease) in net assets from operations			$1,461

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(73)	$(118)
Net realized gain (loss)		278	2,825
Realized gain distributions		1,123	1,281
Net change in unrealized appreciation (depreciation)		133	913

Increase (decrease) in net assets from operations		1,461	4,901

Contract owner transactions:
Proceeds from units sold		113	19,951
Cost of units redeemed		(1,133)	(21,857)
Account charges		(251)	(289)
Increase (decrease)		(1,271)	(2,195)
Net increase (decrease)		190	2,706
Net assets, beginning		32,452	29,746
Net assets, ending		$32,642	$32,452

Units sold		10	2,110
Units redeemed		(115)	(2,164)
Net increase (decrease)		(105)	(54)
Units outstanding, beginning		2,980	3,034
Units outstanding, ending		2,875	2,980

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,510,370
Cost of units redeemed			(1,591,300)
Account charges			(19,519)
Net investment income (loss)			36,304
Net realized gain (loss)			24,726
Realized gain distributions			67,807
Net change in unrealized appreciation (depreciation)			4,254
Net assets			$32,642

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.03	0	$1	N/A	5.9%	12/31/2021	$11.30	3	$32	1.30%	4.5%
12/31/2020	13.25	0	1	N/A	12.5%	12/31/2020	10.81	3	31	1.30%	11.0%
12/31/2019	11.78	0	1	N/A	16.1%	12/31/2019	9.74	3	29	1.30%	14.6%
12/31/2018	10.15	0	1	N/A	-4.0%	12/31/2018	8.50	4	35	1.30%	-5.3%
12/31/2017	10.57	0	1	N/A	13.1%	12/31/2017	8.97	4	37	1.30%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.3%
2019	1.9%
2018	1.7%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$497,047	$456,576	34,468
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$497,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$356,604	23,382	$15.25
Band B	140,439	11,429	12.29
Total	$497,043	34,811

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5,399
Mortality & expense charges and administrative fees (Band B)			(4,051)
Net investment income (loss)			1,348

Gain (loss) on investments:
Net realized gain (loss)			41,018
Realized gain distributions			20,993
Net change in unrealized appreciation (depreciation)			(16,833)
Net gain (loss)			45,178

Increase (decrease) in net assets from operations			$46,526

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,348	$3,955
Net realized gain (loss)		41,018	3,528
Realized gain distributions		20,993	22,673
Net change in unrealized appreciation (depreciation)		(16,833)	31,211

Increase (decrease) in net assets from operations		46,526	61,367

Contract owner transactions:
Proceeds from units sold		508,201	19,939
Cost of units redeemed		(555,323)	(32,955)
Account charges		(6,439)	(5,158)
Increase (decrease)		(53,561)	(18,174)
Net increase (decrease)		(7,035)	43,193
Net assets, beginning		504,078	460,885
Net assets, ending		$497,043	$504,078

Units sold		42,909	2,022
Units redeemed		(46,268)	(3,413)
Net increase (decrease)		(3,359)	(1,391)
Units outstanding, beginning		38,170	39,561
Units outstanding, ending		34,811	38,170

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,119,728
Cost of units redeemed			(2,029,675)
Account charges			(58,870)
Net investment income (loss)			80,781
Net realized gain (loss)			171,551
Realized gain distributions			173,057
Net change in unrealized appreciation (depreciation)			40,471
Net assets			$497,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.25	23	$357	N/A	7.7%	12/31/2021	$12.29	11	$140	1.30%	6.3%
12/31/2020	14.16	24	342	N/A	13.8%	12/31/2020	11.56	14	162	1.30%	12.4%
12/31/2019	12.44	25	312	N/A	18.3%	12/31/2019	10.29	15	149	1.30%	16.7%
12/31/2018	10.52	28	295	N/A	-5.1%	12/31/2018	8.81	25	217	1.30%	-6.3%
12/31/2017	11.08	5	59	N/A	15.1%	12/31/2017	9.40	26	245	1.30%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.3%
2019	1.9%
2018	2.2%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$892,791	$826,266	57,896
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$892,772

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$352,253	21,842	$16.13
Band B	540,519	41,596	12.99
Total	$892,772	63,438

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,672
Mortality & expense charges and administrative fees (Band B)			(6,115)
Net investment income (loss)			3,557

Gain (loss) on investments:
Net realized gain (loss)			140,707
Realized gain distributions			51,330
Net change in unrealized appreciation (depreciation)			(125,296)
Net gain (loss)			66,741

Increase (decrease) in net assets from operations			$70,298

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,557	$4,508
Net realized gain (loss)		140,707	23,914
Realized gain distributions		51,330	53,463
Net change in unrealized appreciation (depreciation)		(125,296)	46,911

Increase (decrease) in net assets from operations		70,298	128,796

Contract owner transactions:
Proceeds from units sold		534,042	42,053
Cost of units redeemed		(680,546)	(121,317)
Account charges		(7,238)	(5,894)
Increase (decrease)		(153,742)	(85,158)
Net increase (decrease)		(83,444)	43,638
Net assets, beginning		976,216	932,578
Net assets, ending		$892,772	$976,216

Units sold		41,773	3,678
Units redeemed		(53,502)	(11,161)
Net increase (decrease)		(11,729)	(7,483)
Units outstanding, beginning		75,167	82,650
Units outstanding, ending		63,438	75,167

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,525,196
Cost of units redeemed			(3,164,578)
Account charges			(70,158)
Net investment income (loss)			120,199
Net realized gain (loss)			54,172
Realized gain distributions			361,416
Net change in unrealized appreciation (depreciation)			66,525
Net assets			$892,772

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$16.13	22	$352	N/A	9.5%	12/31/2021	$12.99	42	$541	1.30%	8.1%
12/31/2020	14.73	27	393	N/A	15.1%	12/31/2020	12.03	48	583	1.30%	13.6%
12/31/2019	12.80	26	332	N/A	20.1%	12/31/2019	10.59	57	601	1.30%	18.6%
12/31/2018	10.66	27	285	N/A	-5.9%	12/31/2018	8.93	73	652	1.30%	-7.1%
12/31/2017	11.32	27	305	N/A	16.6%	12/31/2017	9.61	76	728	1.30%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.3%
2019	1.9%
2018	1.6%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,275,262	$964,610	71,560
Receivables: investments sold	-
Payables: investments purchased	(36)
Net assets	$1,275,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$252,231	14,291	$17.65
Band B	1,022,995	71,935	14.22
Total	$1,275,226	86,226

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,282
Mortality & expense charges and administrative fees (Band B)			(12,949)
Net investment income (loss)			333

Gain (loss) on investments:
Net realized gain (loss)			35,313
Realized gain distributions			43,769
Net change in unrealized appreciation (depreciation)			37,707
Net gain (loss)			116,789

Increase (decrease) in net assets from operations			$117,122

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$333	$2,225
Net realized gain (loss)		35,313	8,311
Realized gain distributions		43,769	49,921
Net change in unrealized appreciation (depreciation)		37,707	108,788

Increase (decrease) in net assets from operations		117,122	169,245

Contract owner transactions:
Proceeds from units sold		3,203	23,891
Cost of units redeemed		(128,830)	(47,298)
Account charges		(4,857)	(4,483)
Increase (decrease)		(130,484)	(27,890)
Net increase (decrease)		(13,362)	141,355
Net assets, beginning		1,288,588	1,147,233
Net assets, ending		$1,275,226	$1,288,588

Units sold		206	2,327
Units redeemed		(9,448)	(4,427)
Net increase (decrease)		(9,242)	(2,100)
Units outstanding, beginning		95,468	97,568
Units outstanding, ending		86,226	95,468

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,921,134
Cost of units redeemed			(1,428,356)
Account charges			(54,030)
Net investment income (loss)			85,059
Net realized gain (loss)			177,964
Realized gain distributions			262,803
Net change in unrealized appreciation (depreciation)			310,652
Net assets			$1,275,226

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.65	14	$252	N/A	10.8%	12/31/2021	$14.22	72	$1,023	1.30%	9.4%
12/31/2020	15.92	16	259	N/A	16.0%	12/31/2020	13.00	79	1,029	1.30%	14.5%
12/31/2019	13.73	16	226	N/A	21.9%	12/31/2019	11.36	81	921	1.30%	20.3%
12/31/2018	11.27	17	188	N/A	-6.5%	12/31/2018	9.44	81	769	1.30%	-7.7%
12/31/2017	12.06	17	202	N/A	17.9%	12/31/2017	10.23	45	465	1.30%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.2%
2019	2.1%
2018	1.8%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,302,321	$949,272	72,628
Receivables: investments sold	-
Payables: investments purchased	(71)
Net assets	$1,302,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$267,540	14,471	$18.49
Band B	1,034,710	69,461	14.90
Total	$1,302,250	83,932

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$13,675
Mortality & expense charges and administrative fees (Band B)			(12,955)
Net investment income (loss)			720

Gain (loss) on investments:
Net realized gain (loss)			14,773
Realized gain distributions			52,180
Net change in unrealized appreciation (depreciation)			64,471
Net gain (loss)			131,424

Increase (decrease) in net assets from operations			$132,144

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$720	$1,471
Net realized gain (loss)		14,773	85,376
Realized gain distributions		52,180	61,937
Net change in unrealized appreciation (depreciation)		64,471	23,531

Increase (decrease) in net assets from operations		132,144	172,315

Contract owner transactions:
Proceeds from units sold		15,358	46,390
Cost of units redeemed		(40,346)	(440,374)
Account charges		(4,758)	(5,274)
Increase (decrease)		(29,746)	(399,258)
Net increase (decrease)		102,398	(226,943)
Net assets, beginning		1,199,852	1,426,795
Net assets, ending		$1,302,250	$1,199,852

Units sold		1,005	3,301
Units redeemed		(3,147)	(35,532)
Net increase (decrease)		(2,142)	(32,231)
Units outstanding, beginning		86,074	118,305
Units outstanding, ending		83,932	86,074

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,333,960
Cost of units redeemed			(2,013,715)
Account charges			(69,957)
Net investment income (loss)			89,255
Net realized gain (loss)			236,621
Realized gain distributions			373,037
Net change in unrealized appreciation (depreciation)			353,049
Net assets			$1,302,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$18.49	14	$268	N/A	12.4%	12/31/2021	$14.90	69	$1,035	1.30%	10.9%
12/31/2020	16.45	15	239	N/A	16.9%	12/31/2020	13.43	72	961	1.30%	15.4%
12/31/2019	14.08	20	288	N/A	24.4%	12/31/2019	11.64	98	1,139	1.30%	22.8%
12/31/2018	11.31	23	260	N/A	-7.8%	12/31/2018	9.48	114	1,077	1.30%	-9.0%
12/31/2017	12.27	24	295	N/A	21.0%	12/31/2017	10.41	110	1,145	1.30%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.0%
2019	1.9%
2018	1.5%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 03-164

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,062	$79,886	6,743
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$86,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$9,763	892	$10.94
Band B	76,297	8,652	8.82
Total	$86,060	9,544

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$902
Mortality & expense charges and administrative fees (Band B)			(1,887)
Net investment income (loss)			(985)

Gain (loss) on investments:
Net realized gain (loss)			13,591
Realized gain distributions			4,272
Net change in unrealized appreciation (depreciation)			(14,959)
Net gain (loss)			2,904

Increase (decrease) in net assets from operations			$1,919

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(985)	$676
Net realized gain (loss)		13,591	5,125
Realized gain distributions		4,272	4,477
Net change in unrealized appreciation (depreciation)		(14,959)	9,571

Increase (decrease) in net assets from operations		1,919	19,849

Contract owner transactions:
Proceeds from units sold		355	126,711
Cost of units redeemed		(203,772)	(101,049)
Account charges		(239)	(727)
Increase (decrease)		(203,656)	24,935
Net increase (decrease)		(201,737)	44,784
Net assets, beginning		287,797	243,013
Net assets, ending		$86,060	$287,797

Units sold		33	15,296
Units redeemed		(23,584)	(12,677)
Net increase (decrease)		(23,551)	2,619
Units outstanding, beginning		33,095	30,476
Units outstanding, ending		9,544	33,095

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,344,540
Cost of units redeemed			(3,374,576)
Account charges			(45,450)
Net investment income (loss)			97,494
Net realized gain (loss)			(31,244)
Realized gain distributions			89,120
Net change in unrealized appreciation (depreciation)			6,176
Net assets			$86,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.94	1	$10	N/A	3.3%	12/31/2021	$8.82	9	$76	1.30%	2.0%
12/31/2020	10.59	1	9	N/A	10.5%	12/31/2020	8.64	32	279	1.30%	9.0%
12/31/2019	9.59	1	8	N/A	11.9%	12/31/2019	7.93	30	235	1.30%	10.5%
12/31/2018	8.56	5	39	N/A	-2.0%	12/31/2018	7.17	5	32	1.30%	-3.2%
12/31/2017	8.73	2	20	N/A	8.5%	12/31/2017	7.41	5	33	1.30%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	1.3%
2019	3.1%
2018	2.0%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Growth Portfolio Initial Class - 03-210

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,425,894	$6,591,993	82,255
Receivables: investments sold	-
Payables: investments purchased	(404)
Net assets	$8,425,490

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,157,349	128,053	$32.47
Band B	4,268,141	108,841	39.21
Total	$8,425,490	236,894

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(56,901)
Net investment income (loss)			(56,901)

Gain (loss) on investments:
Net realized gain (loss)			1,011,805
Realized gain distributions			1,759,255
Net change in unrealized appreciation (depreciation)			(1,089,837)
Net gain (loss)			1,681,223

Increase (decrease) in net assets from operations			$1,624,322

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(56,901)	$(52,732)
Net realized gain (loss)		1,011,805	1,420,433
Realized gain distributions		1,759,255	686,373
Net change in unrealized appreciation (depreciation)		(1,089,837)	616,321

Increase (decrease) in net assets from operations		1,624,322	2,670,395

Contract owner transactions:
Proceeds from units sold		1,822,736	2,728,850
Cost of units redeemed		(3,325,519)	(3,522,299)
Account charges		(59,939)	(51,616)
Increase (decrease)		(1,562,722)	(845,065)
Net increase (decrease)		61,600	1,825,330
Net assets, beginning		8,363,890	6,538,560
Net assets, ending		$8,425,490	$8,363,890

Units sold		57,814	100,793
Units redeemed		(105,322)	(133,001)
Net increase (decrease)		(47,508)	(32,208)
Units outstanding, beginning		284,402	316,610
Units outstanding, ending		236,894	284,402

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$51,079,207
Cost of units redeemed			(50,730,533)
Account charges			(1,967,910)
Net investment income (loss)			787,192
Net realized gain (loss)			2,498,329
Realized gain distributions			4,925,304
Net change in unrealized appreciation (depreciation)			1,833,901
Net assets			$8,425,490

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$32.47	128	$4,157	N/A	23.2%	12/31/2021	$39.21	109	$4,268	1.30%	21.6%
12/31/2020	26.35	137	3,603	N/A	43.9%	12/31/2020	32.24	148	4,761	1.30%	42.0%
12/31/2019	18.31	148	2,706	N/A	34.3%	12/31/2019	22.70	169	3,832	1.30%	32.6%
12/31/2018	13.63	170	2,313	N/A	-0.2%	12/31/2018	17.12	198	3,385	1.30%	-1.5%
12/31/2017	13.66	203	2,773	N/A	35.1%	12/31/2017	17.38	206	3,574	1.30%	33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.3%
2018	0.3%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP High Income Portfolio Initial Class - 03-215

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,076,788	$8,251,483	1,538,370
Receivables: investments sold	-
Payables: investments purchased	(342)
Net assets	$8,076,446

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$841,563	67,088	$12.54
Band B	7,234,883	512,207	14.12
Total	$8,076,446	579,295

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$427,897
Mortality & expense charges and administrative fees (Band B)			(90,967)
Net investment income (loss)			336,930

Gain (loss) on investments:
Net realized gain (loss)			(4,413)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(79,070)
Net gain (loss)			(83,483)

Increase (decrease) in net assets from operations			$253,447

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$336,930	$277,169
Net realized gain (loss)		(4,413)	(59,769)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(79,070)	(141,031)

Increase (decrease) in net assets from operations		253,447	76,369

Contract owner transactions:
Proceeds from units sold		2,092,734	518,400
Cost of units redeemed		(1,576,841)	(1,419,375)
Account charges		(42,294)	(42,027)
Increase (decrease)		473,599	(943,002)
Net increase (decrease)		727,046	(866,633)
Net assets, beginning		7,349,400	8,216,033
Net assets, ending		$8,076,446	$7,349,400

Units sold		157,245	42,027
Units redeemed		(123,891)	(115,310)
Net increase (decrease)		33,354	(73,283)
Units outstanding, beginning		545,941	619,224
Units outstanding, ending		579,295	545,941

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$47,634,820
Cost of units redeemed			(44,064,655)
Account charges			(904,634)
Net investment income (loss)			6,582,305
Net realized gain (loss)			(996,695)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(174,695)
Net assets			$8,076,446

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.54	67	$842	N/A	4.4%	12/31/2021	$14.12	512	$7,235	1.30%	3.1%
12/31/2020	12.01	79	944	N/A	2.7%	12/31/2020	13.71	467	6,406	1.30%	1.4%
12/31/2019	11.69	83	975	N/A	15.1%	12/31/2019	13.51	536	7,241	1.30%	13.6%
12/31/2018	10.16	62	631	N/A	-3.3%	12/31/2018	11.89	139	1,653	1.30%	-4.5%
12/31/2017	10.50	94	987	N/A	6.9%	12/31/2017	12.46	164	2,045	1.30%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.5%
2020	4.6%
2019	7.0%
2018	5.2%
2017	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 03-225

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,862,456	$7,597,833	36,008
Receivables: investments sold	-
Payables: investments purchased	(476)
Net assets	$16,861,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,781,611	253,536	$26.75
Band B	10,080,369	330,929	30.46
Total	$16,861,980	584,465

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$198,489
Mortality & expense charges and administrative fees (Band B)			(125,495)
Net investment income (loss)			72,994

Gain (loss) on investments:
Net realized gain (loss)			1,528,737
Realized gain distributions			119,167
Net change in unrealized appreciation (depreciation)			2,122,756
Net gain (loss)			3,770,660

Increase (decrease) in net assets from operations			$3,843,654

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72,994	$123,709
Net realized gain (loss)		1,528,737	1,318,247
Realized gain distributions		119,167	49,114
Net change in unrealized appreciation (depreciation)		2,122,756	617,776

Increase (decrease) in net assets from operations		3,843,654	2,108,846

Contract owner transactions:
Proceeds from units sold		946,456	659,834
Cost of units redeemed		(2,715,161)	(3,193,348)
Account charges		(109,567)	(95,512)
Increase (decrease)		(1,878,272)	(2,629,026)
Net increase (decrease)		1,965,382	(520,180)
Net assets, beginning		14,896,598	15,416,778
Net assets, ending		$16,861,980	$14,896,598

Units sold		37,030	32,885
Units redeemed		(110,617)	(169,444)
Net increase (decrease)		(73,587)	(136,559)
Units outstanding, beginning		658,052	794,611
Units outstanding, ending		584,465	658,052

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$174,680,405
Cost of units redeemed			(191,620,009)
Account charges			(6,406,653)
Net investment income (loss)			7,100,627
Net realized gain (loss)			18,318,257
Realized gain distributions			5,524,730
Net change in unrealized appreciation (depreciation)			9,264,623
Net assets			$16,861,980

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$26.75	254	$6,782	N/A	28.6%	12/31/2021	$30.46	331	$10,080	1.30%	26.9%
12/31/2020	20.80	281	5,837	N/A	18.2%	12/31/2020	24.00	377	9,060	1.30%	16.7%
12/31/2019	17.59	311	5,472	N/A	31.4%	12/31/2019	20.56	484	9,945	1.30%	29.7%
12/31/2018	13.39	342	4,579	N/A	-4.5%	12/31/2018	15.86	574	9,112	1.30%	-5.7%
12/31/2017	14.02	394	5,527	N/A	21.7%	12/31/2017	16.82	629	10,582	1.30%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.6%
2019	2.0%
2018	1.9%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 03-220

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,165,577	$1,355,534	73,957
Receivables: investments sold	-
Payables: investments purchased	(91)
Net assets	$2,165,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$693,871	41,062	$16.90
Band B	1,471,615	75,314	19.54
Total	$2,165,486	116,376

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,773
Mortality & expense charges and administrative fees (Band B)			(19,351)
Net investment income (loss)			(8,578)

Gain (loss) on investments:
Net realized gain (loss)			151,648
Realized gain distributions			158,170
Net change in unrealized appreciation (depreciation)			68,198
Net gain (loss)			378,016

Increase (decrease) in net assets from operations			$369,438

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,578)	$(10,047)
Net realized gain (loss)		151,648	100,159
Realized gain distributions		158,170	9,073
Net change in unrealized appreciation (depreciation)		68,198	167,510

Increase (decrease) in net assets from operations		369,438	266,695

Contract owner transactions:
Proceeds from units sold		39,320	68,955
Cost of units redeemed		(352,225)	(356,659)
Account charges		(9,334)	(9,045)
Increase (decrease)		(322,239)	(296,749)
Net increase (decrease)		47,199	(30,054)
Net assets, beginning		2,118,287	2,148,341
Net assets, ending		$2,165,486	$2,118,287

Units sold		3,122	5,168
Units redeemed		(21,229)	(26,594)
Net increase (decrease)		(18,107)	(21,426)
Units outstanding, beginning		134,483	155,909
Units outstanding, ending		116,376	134,483

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$334,041,600
Cost of units redeemed			(335,556,686)
Account charges			(1,601,409)
Net investment income (loss)			1,341,434
Net realized gain (loss)			(4,605,234)
Realized gain distributions			7,735,738
Net change in unrealized appreciation (depreciation)			810,043
Net assets			$2,165,486

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$16.90	41	$694	N/A	19.7%	12/31/2021	$19.54	75	$1,472	1.30%	18.2%
12/31/2020	14.12	44	617	N/A	15.6%	12/31/2020	16.54	91	1,502	1.30%	14.1%
12/31/2019	12.21	49	594	N/A	27.8%	12/31/2019	14.49	107	1,554	1.30%	26.1%
12/31/2018	9.56	56	540	N/A	-14.8%	12/31/2018	11.49	108	1,246	1.30%	-15.9%
12/31/2017	11.22	63	711	N/A	30.3%	12/31/2017	13.67	122	1,662	1.30%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.4%
2019	1.7%
2018	1.6%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$790,608	$799,917	20,070
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$790,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$165,556	6,545	$25.30
Band B	625,030	29,132	21.45
Total	$790,586	35,677

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,652
Mortality & expense charges and administrative fees (Band B)			(9,309)
Net investment income (loss)			(6,657)

Gain (loss) on investments:
Net realized gain (loss)			86,852
Realized gain distributions			122,556
Net change in unrealized appreciation (depreciation)			(58,027)
Net gain (loss)			151,381

Increase (decrease) in net assets from operations			$144,724

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,657)	$(3,538)
Net realized gain (loss)		86,852	50,179
Realized gain distributions		122,556	-
Net change in unrealized appreciation (depreciation)		(58,027)	78,742

Increase (decrease) in net assets from operations		144,724	125,383

Contract owner transactions:
Proceeds from units sold		481,367	835,612
Cost of units redeemed		(796,383)	(639,545)
Account charges		(2,467)	(2,339)
Increase (decrease)		(317,483)	193,728
Net increase (decrease)		(172,759)	319,111
Net assets, beginning		963,345	644,234
Net assets, ending		$790,586	$963,345

Units sold		24,309	50,467
Units redeemed		(42,949)	(38,253)
Net increase (decrease)		(18,640)	12,214
Units outstanding, beginning		54,317	42,103
Units outstanding, ending		35,677	54,317

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$20,657,766
Cost of units redeemed			(28,975,057)
Account charges			(561,083)
Net investment income (loss)			(700,748)
Net realized gain (loss)			7,548,022
Realized gain distributions			2,830,995
Net change in unrealized appreciation (depreciation)			(9,309)
Net assets			$790,586

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$25.30	7	$166	N/A	25.3%	12/31/2021	$21.45	29	$625	1.30%	23.7%
12/31/2020	20.19	7	150	N/A	17.9%	12/31/2020	17.35	47	813	1.30%	16.3%
12/31/2019	17.13	7	128	N/A	23.2%	12/31/2019	14.91	35	517	1.30%	21.6%
12/31/2018	13.90	8	108	N/A	-14.8%	12/31/2018	12.26	37	453	1.30%	-15.9%
12/31/2017	16.31	8	125	N/A	20.5%	12/31/2017	14.58	40	585	1.30%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.4%
2019	0.7%
2018	0.4%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 03-230

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,159,376	$2,773,186	172,356
Receivables: investments sold	-
Payables: investments purchased	(74)
Net assets	$3,159,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,221,788	71,587	$17.07
Band B	1,937,514	131,592	14.72
Total	$3,159,302	203,179

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$50,124
Mortality & expense charges and administrative fees (Band B)			(22,743)
Net investment income (loss)			27,381

Gain (loss) on investments:
Net realized gain (loss)			92,197
Realized gain distributions			17,209
Net change in unrealized appreciation (depreciation)			97,705
Net gain (loss)			207,111

Increase (decrease) in net assets from operations			$234,492

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,381	$16,092
Net realized gain (loss)		92,197	5,116
Realized gain distributions		17,209	26,465
Net change in unrealized appreciation (depreciation)		97,705	218,048

Increase (decrease) in net assets from operations		234,492	265,721

Contract owner transactions:
Proceeds from units sold		1,188,190	141,218
Cost of units redeemed		(466,141)	(178,820)
Account charges		(19,009)	(15,060)
Increase (decrease)		703,040	(52,662)
Net increase (decrease)		937,532	213,059
Net assets, beginning		2,221,770	2,008,711
Net assets, ending		$3,159,302	$2,221,770

Units sold		82,885	11,366
Units redeemed		(34,375)	(16,052)
Net increase (decrease)		48,510	(4,686)
Units outstanding, beginning		154,669	159,355
Units outstanding, ending		203,179	154,669

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,840,109
Cost of units redeemed			(28,419,481)
Account charges			(1,469,229)
Net investment income (loss)			3,247,221
Net realized gain (loss)			(701,882)
Realized gain distributions			2,276,374
Net change in unrealized appreciation (depreciation)			386,190
Net assets			$3,159,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.07	72	$1,222	N/A	9.9%	12/31/2021	$14.72	132	$1,938	1.30%	8.5%
12/31/2020	15.53	63	975	N/A	14.9%	12/31/2020	13.57	92	1,247	1.30%	13.4%
12/31/2019	13.52	66	886	N/A	18.2%	12/31/2019	11.97	94	1,123	1.30%	16.7%
12/31/2018	11.43	75	852	N/A	-5.3%	12/31/2018	10.25	98	1,001	1.30%	-6.6%
12/31/2017	12.08	84	1,012	N/A	14.1%	12/31/2017	10.98	126	1,386	1.30%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.4%
2019	1.8%
2018	1.6%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 03-245

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,657,681	$10,449,341	306,476
Receivables: investments sold	-
Payables: investments purchased	(675)
Net assets	$16,657,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,905,659	145,562	$40.57
Band B	10,751,347	290,684	36.99
Total	$16,657,006	436,246

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$10,013
Mortality & expense charges and administrative fees (Band B)			(128,621)
Net investment income (loss)			(118,608)

Gain (loss) on investments:
Net realized gain (loss)			1,139,254
Realized gain distributions			1,948,905
Net change in unrealized appreciation (depreciation)			709,619
Net gain (loss)			3,797,778

Increase (decrease) in net assets from operations			$3,679,170

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(118,608)	$(92,410)
Net realized gain (loss)		1,139,254	1,228,810
Realized gain distributions		1,948,905	80,976
Net change in unrealized appreciation (depreciation)		709,619	2,600,025

Increase (decrease) in net assets from operations		3,679,170	3,817,401

Contract owner transactions:
Proceeds from units sold		568,424	709,954
Cost of units redeemed		(2,527,122)	(4,749,588)
Account charges		(99,251)	(90,295)
Increase (decrease)		(2,057,949)	(4,129,929)
Net increase (decrease)		1,621,221	(312,528)
Net assets, beginning		15,035,785	15,348,313
Net assets, ending		$16,657,006	$15,035,785

Units sold		18,495	30,348
Units redeemed		(81,328)	(193,244)
Net increase (decrease)		(62,833)	(162,896)
Units outstanding, beginning		499,079	661,975
Units outstanding, ending		436,246	499,079

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$76,343,226
Cost of units redeemed			(94,681,784)
Account charges			(3,984,998)
Net investment income (loss)			659,965
Net realized gain (loss)			8,181,627
Realized gain distributions			23,930,630
Net change in unrealized appreciation (depreciation)			6,208,340
Net assets			$16,657,006

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$40.57	146	$5,906	N/A	27.8%	12/31/2021	$36.99	291	$10,751	1.30%	26.2%
12/31/2020	31.74	168	5,326	N/A	30.6%	12/31/2020	29.31	331	9,710	1.30%	28.9%
12/31/2019	24.31	187	4,553	N/A	31.6%	12/31/2019	22.74	475	10,795	1.30%	29.9%
12/31/2018	18.47	215	3,974	N/A	-6.4%	12/31/2018	17.51	510	8,935	1.30%	-7.6%
12/31/2017	19.73	256	5,056	N/A	21.9%	12/31/2017	18.95	596	11,286	1.30%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.2%
2019	0.5%
2018	0.7%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 03-205

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,415,512	$3,722,056	168,848
Receivables: investments sold	-
Payables: investments purchased	(111)
Net assets	$4,415,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,362,607	62,678	$21.74
Band B	3,052,794	147,209	20.74
Total	$4,415,401	209,887

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$79,402
Mortality & expense charges and administrative fees (Band B)			(38,996)
Net investment income (loss)			40,406

Gain (loss) on investments:
Net realized gain (loss)			262,841
Realized gain distributions			463,487
Net change in unrealized appreciation (depreciation)			136,386
Net gain (loss)			862,714

Increase (decrease) in net assets from operations			$903,120

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,406	$31,941
Net realized gain (loss)		262,841	11,430
Realized gain distributions		463,487	172,433
Net change in unrealized appreciation (depreciation)		136,386	(71,124)

Increase (decrease) in net assets from operations		903,120	144,680

Contract owner transactions:
Proceeds from units sold		802,524	201,215
Cost of units redeemed		(1,119,268)	(713,707)
Account charges		(27,683)	(22,503)
Increase (decrease)		(344,427)	(534,995)
Net increase (decrease)		558,693	(390,315)
Net assets, beginning		3,856,708	4,247,023
Net assets, ending		$4,415,401	$3,856,708

Units sold		45,639	14,072
Units redeemed		(62,542)	(51,399)
Net increase (decrease)		(16,903)	(37,327)
Units outstanding, beginning		226,790	264,117
Units outstanding, ending		209,887	226,790

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$93,621,071
Cost of units redeemed			(86,076,964)
Account charges			(2,323,189)
Net investment income (loss)			3,213,860
Net realized gain (loss)			(15,947,699)
Realized gain distributions			11,234,866
Net change in unrealized appreciation (depreciation)			693,456
Net assets			$4,415,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.74	63	$1,363	N/A	24.9%	12/31/2021	$20.74	147	$3,053	1.30%	23.3%
12/31/2020	17.41	71	1,242	N/A	6.7%	12/31/2020	16.82	155	2,615	1.30%	5.3%
12/31/2019	16.31	83	1,356	N/A	27.4%	12/31/2019	15.97	181	2,891	1.30%	25.8%
12/31/2018	12.80	87	1,115	N/A	-8.3%	12/31/2018	12.70	204	2,585	1.30%	-9.5%
12/31/2017	13.96	101	1,412	N/A	12.9%	12/31/2017	14.03	241	3,376	1.30%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.6%
2019	2.0%
2018	2.2%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 03-906

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,968,538	$12,762,246	703,636
Receivables: investments sold	-
Payables: investments purchased	(509)
Net assets	$12,968,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$691,372	40,029	$17.27
Band B	12,276,657	849,057	14.46
Total	$12,968,029	889,086

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$152,704
Mortality & expense charges and administrative fees (Band B)			(133,478)
Net investment income (loss)			19,226

Gain (loss) on investments:
Net realized gain (loss)			44,982
Realized gain distributions			340,575
Net change in unrealized appreciation (depreciation)			1,142,326
Net gain (loss)			1,527,883

Increase (decrease) in net assets from operations			$1,547,109

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,226	$30,333
Net realized gain (loss)		44,982	(487,618)
Realized gain distributions		340,575	374,834
Net change in unrealized appreciation (depreciation)		1,142,326	206,545

Increase (decrease) in net assets from operations		1,547,109	124,094

Contract owner transactions:
Proceeds from units sold		6,277,348	338,203
Cost of units redeemed		(1,707,903)	(1,154,354)
Account charges		(50,345)	(30,801)
Increase (decrease)		4,519,100	(846,952)
Net increase (decrease)		6,066,209	(722,858)
Net assets, beginning		6,901,820	7,624,678
Net assets, ending		$12,968,029	$6,901,820

Units sold		429,925	35,568
Units redeemed		(127,679)	(124,041)
Net increase (decrease)		302,246	(88,473)
Units outstanding, beginning		586,840	675,313
Units outstanding, ending		889,086	586,840

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$27,301,554
Cost of units redeemed			(21,286,005)
Account charges			(504,619)
Net investment income (loss)			(207,238)
Net realized gain (loss)			(575,408)
Realized gain distributions			8,033,453
Net change in unrealized appreciation (depreciation)			206,292
Net assets			$12,968,029

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.27	40	$691	N/A	25.7%	12/31/2021	$14.46	849	$12,277	1.30%	24.0%
12/31/2020	13.74	29	405	N/A	5.4%	12/31/2020	11.66	557	6,497	1.30%	4.0%
12/31/2019	13.04	32	420	N/A	26.7%	12/31/2019	11.20	643	7,205	1.30%	25.1%
12/31/2018	10.29	35	360	N/A	-12.7%	12/31/2018	8.96	705	6,313	1.30%	-13.8%
12/31/2017	11.78	50	592	N/A	10.9%	12/31/2017	10.39	918	9,539	1.30%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	1.4%
2019	1.4%
2018	1.1%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Templeton Global Bond VIP Fund 1 Class - 03-907

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$633,813	$759,535	45,859
Receivables: investments sold	-
Payables: investments purchased	(27)
Net assets	$633,786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$24,568	3,119	$7.88
Band B	609,218	92,381	6.59
Total	$633,786	95,500

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(8,117)
Net investment income (loss)			(8,117)

Gain (loss) on investments:
Net realized gain (loss)			(28,879)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,333)
Net gain (loss)			(31,212)

Increase (decrease) in net assets from operations			$(39,329)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,117)	$57,548
Net realized gain (loss)		(28,879)	(58,304)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,333)	(54,841)

Increase (decrease) in net assets from operations		(39,329)	(55,597)

Contract owner transactions:
Proceeds from units sold		70,765	294,652
Cost of units redeemed		(132,005)	(448,982)
Account charges		(1,249)	(1,853)
Increase (decrease)		(62,489)	(156,183)
Net increase (decrease)		(101,818)	(211,780)
Net assets, beginning		735,604	947,384
Net assets, ending		$633,786	$735,604

Units sold		10,776	40,347
Units redeemed		(18,962)	(61,931)
Net increase (decrease)		(8,186)	(21,584)
Units outstanding, beginning		103,686	125,270
Units outstanding, ending		95,500	103,686

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,050,843
Cost of units redeemed			(5,794,104)
Account charges			(92,304)
Net investment income (loss)			735,758
Net realized gain (loss)			(210,851)
Realized gain distributions			70,166
Net change in unrealized appreciation (depreciation)			(125,722)
Net assets			$633,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.88	3	$25	N/A	-4.6%	12/31/2021	$6.59	92	$609	1.30%	-5.9%
12/31/2020	8.26	7	61	N/A	-5.1%	12/31/2020	7.00	96	674	1.30%	-6.3%
12/31/2019	8.70	9	77	N/A	2.3%	12/31/2019	7.48	116	870	1.30%	0.9%
12/31/2018	8.51	12	100	N/A	2.2%	12/31/2018	7.41	128	950	1.30%	0.9%
12/31/2017	8.32	12	101	N/A	2.2%	12/31/2017	7.34	149	1,094	1.30%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	8.0%
2019	6.9%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Franklin Allocation VIP Fund 1 Class - 03-908

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,623	$114,653	17,710
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$106,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$43,808	3,783	$11.58
Band B	62,813	6,479	9.69
Total	$106,621	10,262

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,533
Mortality & expense charges and administrative fees (Band B)			(1,105)
Net investment income (loss)			1,428

Gain (loss) on investments:
Net realized gain (loss)			(8,696)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,921
Net gain (loss)			12,225

Increase (decrease) in net assets from operations			$13,653

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,428	$960
Net realized gain (loss)		(8,696)	(2,147)
Realized gain distributions		-	36,296
Net change in unrealized appreciation (depreciation)		20,921	(20,471)

Increase (decrease) in net assets from operations		13,653	14,638

Contract owner transactions:
Proceeds from units sold		2,164	1,917
Cost of units redeemed		(64,130)	(14,957)
Account charges		(626)	(600)
Increase (decrease)		(62,592)	(13,640)
Net increase (decrease)		(48,939)	998
Net assets, beginning		155,560	154,562
Net assets, ending		$106,621	$155,560

Units sold		212	213
Units redeemed		(6,994)	(2,064)
Net increase (decrease)		(6,782)	(1,851)
Units outstanding, beginning		17,044	18,895
Units outstanding, ending		10,262	17,044

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$754,705
Cost of units redeemed			(824,007)
Account charges			(19,074)
Net investment income (loss)			90,691
Net realized gain (loss)			(28,244)
Realized gain distributions			140,580
Net change in unrealized appreciation (depreciation)			(8,030)
Net assets			$106,621

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.58	4	$44	N/A	11.8%	12/31/2021	$9.69	6	$63	1.30%	10.4%
12/31/2020	10.36	4	38	N/A	12.2%	12/31/2020	8.78	13	117	1.30%	10.7%
12/31/2019	9.23	4	33	N/A	20.0%	12/31/2019	7.93	15	121	1.30%	18.5%
12/31/2018	7.69	3	27	N/A	-9.3%	12/31/2018	6.69	18	119	1.30%	-10.5%
12/31/2017	8.48	3	28	N/A	12.2%	12/31/2017	7.48	18	136	1.30%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.5%
2019	3.7%
2018	3.4%
2017	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Templeton Foreign VIP Fund 2 Class - 03-909

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$407,408	$381,601	29,976
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$407,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$30,878	3,141	$9.83
Band B	376,517	45,157	8.34
Total	$407,395	48,298

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,870
Mortality & expense charges and administrative fees (Band B)			(5,159)
Net investment income (loss)			2,711

Gain (loss) on investments:
Net realized gain (loss)			3,808
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,517
Net gain (loss)			10,325

Increase (decrease) in net assets from operations			$13,036

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,711	$10,910
Net realized gain (loss)		3,808	(15,211)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,517	(21,974)

Increase (decrease) in net assets from operations		13,036	(26,275)

Contract owner transactions:
Proceeds from units sold		10,953	33,252
Cost of units redeemed		(35,627)	(141,688)
Account charges		(953)	(491)
Increase (decrease)		(25,627)	(108,927)
Net increase (decrease)		(12,591)	(135,202)
Net assets, beginning		419,986	555,188
Net assets, ending		$407,395	$419,986

Units sold		1,787	4,908
Units redeemed		(4,693)	(19,748)
Net increase (decrease)		(2,906)	(14,840)
Units outstanding, beginning		51,204	66,044
Units outstanding, ending		48,298	51,204

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$61,564,385
Cost of units redeemed			(73,621,938)
Account charges			(1,884,337)
Net investment income (loss)			2,122,330
Net realized gain (loss)			11,011,974
Realized gain distributions			1,189,174
Net change in unrealized appreciation (depreciation)			25,807
Net assets			$407,395

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.83	3	$31	N/A	4.2%	12/31/2021	$8.34	45	$377	1.30%	2.8%
12/31/2020	9.44	4	34	N/A	-1.2%	12/31/2020	8.11	48	386	1.30%	-2.4%
12/31/2019	9.55	5	48	N/A	12.5%	12/31/2019	8.31	61	507	1.30%	11.1%
12/31/2018	8.49	5	44	N/A	-15.4%	12/31/2018	7.48	67	499	1.30%	-16.5%
12/31/2017	10.04	109	1,096	N/A	16.7%	12/31/2017	8.97	2,328	20,874	1.30%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	3.3%
2019	1.7%
2018	0.2%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,305,335	$13,305,337	13,304,776
Receivables: investments sold	-
Payables: investments purchased	(559)
Net assets	$13,304,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,694,470	325,395	$5.21
Band B	11,610,306	2,412,284	4.81
Total	$13,304,776	2,737,679

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$933
Mortality & expense charges and administrative fees (Band B)			(171,690)
Net investment income (loss)			(170,757)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(170,758)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(170,757)	$(143,347)
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	(2)

Increase (decrease) in net assets from operations		(170,758)	(143,349)

Contract owner transactions:
Proceeds from units sold		14,127,717	24,189,393
Cost of units redeemed		(18,647,583)	(20,732,907)
Account charges		(94,410)	(93,575)
Increase (decrease)		(4,614,276)	3,362,911
Net increase (decrease)		(4,785,034)	3,219,562
Net assets, beginning		18,089,810	14,870,248
Net assets, ending		$13,304,776	$18,089,810

Units sold		2,901,631	4,910,291
Units redeemed		(3,846,395)	(4,225,491)
Net increase (decrease)		(944,764)	684,800
Units outstanding, beginning		3,682,443	2,997,643
Units outstanding, ending		2,737,679	3,682,443

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$116,882,982
Cost of units redeemed			(102,348,619)
Account charges			(700,710)
Net investment income (loss)			(528,875)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2)
Net assets			$13,304,776

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.21	325	$1,694	N/A	0.0%	12/31/2021	$4.81	2,412	$11,610	1.30%	-1.3%
12/31/2020	5.21	409	2,127	N/A	0.3%	12/31/2020	4.88	3,274	15,963	1.30%	-1.0%
12/31/2019	5.19	382	1,986	N/A	1.8%	12/31/2019	4.93	2,615	12,884	1.30%	0.5%
12/31/2018	5.10	409	2,086	N/A	1.5%	12/31/2018	4.90	3,521	17,260	1.30%	0.1%
12/31/2017	5.03	511	2,568	N/A	0.5%	12/31/2017	4.89	4,196	20,539	1.30%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	1.8%
2018	1.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 03-606

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,754,851	$1,922,769	52,675
Receivables: investments sold	-
Payables: investments purchased	(85)
Net assets	$3,754,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,867,291	104,170	$17.93
Band B	1,887,475	99,568	18.96
Total	$3,754,766	203,738

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,503
Mortality & expense charges and administrative fees (Band B)			(24,555)
Net investment income (loss)			(5,052)

Gain (loss) on investments:
Net realized gain (loss)			359,901
Realized gain distributions			180,686
Net change in unrealized appreciation (depreciation)			85,080
Net gain (loss)			625,667

Increase (decrease) in net assets from operations			$620,615

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,052)	$4,694
Net realized gain (loss)		359,901	205,938
Realized gain distributions		180,686	175,202
Net change in unrealized appreciation (depreciation)		85,080	213,559

Increase (decrease) in net assets from operations		620,615	599,393

Contract owner transactions:
Proceeds from units sold		21,453	71,409
Cost of units redeemed		(631,660)	(486,182)
Account charges		(32,450)	(26,294)
Increase (decrease)		(642,657)	(441,067)
Net increase (decrease)		(22,042)	158,326
Net assets, beginning		3,776,808	3,618,482
Net assets, ending		$3,754,766	$3,776,808

Units sold		2,835	5,751
Units redeemed		(39,608)	(39,749)
Net increase (decrease)		(36,773)	(33,998)
Units outstanding, beginning		240,511	274,509
Units outstanding, ending		203,738	240,511

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$77,636,883
Cost of units redeemed			(75,688,260)
Account charges			(1,779,340)
Net investment income (loss)			1,267,651
Net realized gain (loss)			(85,624)
Realized gain distributions			571,374
Net change in unrealized appreciation (depreciation)			1,832,082
Net assets			$3,754,766

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.93	104	$1,867	N/A	18.1%	12/31/2021	$18.96	100	$1,887	1.30%	16.6%
12/31/2020	15.18	124	1,886	N/A	20.1%	12/31/2020	16.26	116	1,891	1.30%	18.5%
12/31/2019	12.64	138	1,740	N/A	29.0%	12/31/2019	13.72	137	1,879	1.30%	27.4%
12/31/2018	9.80	151	1,483	N/A	-6.9%	12/31/2018	10.77	167	1,798	1.30%	-8.1%
12/31/2017	10.52	175	1,842	N/A	27.0%	12/31/2017	11.72	176	2,067	1.30%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.7%
2019	1.0%
2018	1.2%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Overseas Portfolio Service Class - 03-609

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,974	$129,573	3,508
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$143,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$13,122	1,205	$10.89
Band B	130,848	14,167	9.24
Total	$143,970	15,372

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,500
Mortality & expense charges and administrative fees (Band B)			(1,734)
Net investment income (loss)			(234)

Gain (loss) on investments:
Net realized gain (loss)			1,150
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,419
Net gain (loss)			16,569

Increase (decrease) in net assets from operations			$16,335

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(234)	$(46)
Net realized gain (loss)		1,150	(10,056)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,419	26,851

Increase (decrease) in net assets from operations		16,335	16,749

Contract owner transactions:
Proceeds from units sold		1,643	2,194
Cost of units redeemed		(12,246)	(48,871)
Account charges		(394)	(352)
Increase (decrease)		(10,997)	(47,029)
Net increase (decrease)		5,338	(30,280)
Net assets, beginning		138,632	168,912
Net assets, ending		$143,970	$138,632

Units sold		180	343
Units redeemed		(1,387)	(6,996)
Net increase (decrease)		(1,207)	(6,653)
Units outstanding, beginning		16,579	23,232
Units outstanding, ending		15,372	16,579

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,014,379
Cost of units redeemed			(785,757)
Account charges			(16,848)
Net investment income (loss)			23,493
Net realized gain (loss)			(196,328)
Realized gain distributions			90,630
Net change in unrealized appreciation (depreciation)			14,401
Net assets			$143,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.89	1	$13	N/A	13.3%	12/31/2021	$9.24	14	$131	1.30%	11.8%
12/31/2020	9.61	1	12	N/A	16.0%	12/31/2020	8.26	15	127	1.30%	14.5%
12/31/2019	8.28	1	11	N/A	26.7%	12/31/2019	7.21	22	158	1.30%	25.1%
12/31/2018	6.54	1	8	N/A	-15.1%	12/31/2018	5.77	31	181	1.30%	-16.2%
12/31/2017	7.70	1	10	N/A	30.8%	12/31/2017	6.88	29	201	1.30%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.1%
2019	1.8%
2018	1.9%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 03-259

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$407,258	$352,490	22,180
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$407,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$71,783	4,019	$17.86
Band B	335,464	22,144	15.15
Total	$407,247	26,163

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,180
Mortality & expense charges and administrative fees (Band B)			(4,119)
Net investment income (loss)			(2,939)

Gain (loss) on investments:
Net realized gain (loss)			3,663
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,302
Net gain (loss)			69,965

Increase (decrease) in net assets from operations			$67,026

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,939)	$249
Net realized gain (loss)		3,663	(2,811)
Realized gain distributions		-	6,772
Net change in unrealized appreciation (depreciation)		66,302	(14,320)

Increase (decrease) in net assets from operations		67,026	(10,110)

Contract owner transactions:
Proceeds from units sold		29	22,975
Cost of units redeemed		(31,027)	(11,581)
Account charges		(1,717)	(1,556)
Increase (decrease)		(32,715)	9,838
Net increase (decrease)		34,311	(272)
Net assets, beginning		372,936	373,208
Net assets, ending		$407,247	$372,936

Units sold		1	1,771
Units redeemed		(1,911)	(1,147)
Net increase (decrease)		(1,910)	624
Units outstanding, beginning		28,073	27,449
Units outstanding, ending		26,163	28,073

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$627,148
Cost of units redeemed			(461,922)
Account charges			(16,129)
Net investment income (loss)			3,421
Net realized gain (loss)			29,541
Realized gain distributions			170,420
Net change in unrealized appreciation (depreciation)			54,768
Net assets			$407,247

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.86	4	$72	N/A	19.4%	12/31/2021	$15.15	22	$335	1.30%	17.9%
12/31/2020	14.96	6	86	N/A	-1.2%	12/31/2020	12.85	22	287	1.30%	-2.5%
12/31/2019	15.14	6	88	N/A	30.0%	12/31/2019	13.18	22	285	1.30%	28.4%
12/31/2018	11.64	6	69	N/A	-13.8%	12/31/2018	10.27	23	231	1.30%	-14.9%
12/31/2017	13.51	6	82	N/A	13.6%	12/31/2017	12.07	22	271	1.30%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	1.0%
2019	1.5%
2018	1.0%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Balanced Portfolio Service Class - 03-611

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,464,480	$8,604,900	253,366
Receivables: investments sold	-
Payables: investments purchased	(597)
Net assets	$13,463,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,259,229	442,438	$9.63
Band B	9,204,654	1,021,184	9.01
Total	$13,463,883	1,463,622

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$117,818
Mortality & expense charges and administrative fees (Band B)			(118,220)
Net investment income (loss)			(402)

Gain (loss) on investments:
Net realized gain (loss)			758,165
Realized gain distributions			74,276
Net change in unrealized appreciation (depreciation)			1,171,553
Net gain (loss)			2,003,994

Increase (decrease) in net assets from operations			$2,003,592

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(402)	$153,835
Net realized gain (loss)		758,165	493,363
Realized gain distributions		74,276	122,914
Net change in unrealized appreciation (depreciation)		1,171,553	808,531

Increase (decrease) in net assets from operations		2,003,592	1,578,643

Contract owner transactions:
Proceeds from units sold		219,743	311,720
Cost of units redeemed		(2,224,381)	(2,255,079)
Account charges		(84,108)	(82,045)
Increase (decrease)		(2,088,746)	(2,025,404)
Net increase (decrease)		(85,154)	(446,761)
Net assets, beginning		13,549,037	13,995,798
Net assets, ending		$13,463,883	$13,549,037

Units sold		30,394	44,239
Units redeemed		(271,980)	(331,729)
Net increase (decrease)		(241,586)	(287,490)
Units outstanding, beginning		1,705,208	1,992,698
Units outstanding, ending		1,463,622	1,705,208

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$16,922,701
Cost of units redeemed			(11,498,901)
Account charges			(442,228)
Net investment income (loss)			564,392
Net realized gain (loss)			2,085,087
Realized gain distributions			973,252
Net change in unrealized appreciation (depreciation)			4,859,580
Net assets			$13,463,883

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.63	442	$4,259	N/A	16.9%	12/31/2021	$9.01	1,021	$9,205	1.30%	15.4%
12/31/2020	8.23	543	4,469	N/A	14.0%	12/31/2020	7.81	1,162	9,080	1.30%	12.6%
12/31/2019	7.22	594	4,292	N/A	22.3%	12/31/2019	6.94	1,398	9,704	1.30%	20.7%
12/31/2018	5.91	708	4,183	N/A	0.4%	12/31/2018	5.75	1,589	9,133	1.30%	-0.9%
12/31/2017	5.88	788	4,633	N/A	18.1%	12/31/2017	5.80	1,828	10,602	1.30%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	2.0%
2019	1.6%
2018	1.8%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,156,627	$21,276,409	1,755,655
Receivables: investments sold	-
Payables: investments purchased	(972)
Net assets	$21,155,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,700,985	107,549	$15.82
Band B	19,454,670	1,993,639	9.76
Total	$21,155,655	2,101,188

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$608,345
Mortality & expense charges and administrative fees (Band B)			(234,776)
Net investment income (loss)			373,569

Gain (loss) on investments:
Net realized gain (loss)			106,203
Realized gain distributions			448,281
Net change in unrealized appreciation (depreciation)			(1,267,589)
Net gain (loss)			(713,105)

Increase (decrease) in net assets from operations			$(339,536)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$373,569	$303,671
Net realized gain (loss)		106,203	154,681
Realized gain distributions		448,281	-
Net change in unrealized appreciation (depreciation)		(1,267,589)	1,148,233

Increase (decrease) in net assets from operations		(339,536)	1,606,585

Contract owner transactions:
Proceeds from units sold		7,256,808	1,077,676
Cost of units redeemed		(3,234,423)	(4,313,382)
Account charges		(104,625)	(100,540)
Increase (decrease)		3,917,760	(3,336,246)
Net increase (decrease)		3,578,224	(1,729,661)
Net assets, beginning		17,577,431	19,307,092
Net assets, ending		$21,155,655	$17,577,431

Units sold		736,128	103,226
Units redeemed		(329,766)	(436,331)
Net increase (decrease)		406,362	(333,105)
Units outstanding, beginning		1,694,826	2,027,931
Units outstanding, ending		2,101,188	1,694,826

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$248,424,526
Cost of units redeemed			(262,384,740)
Account charges			(7,968,408)
Net investment income (loss)			33,316,761
Net realized gain (loss)			3,421,136
Realized gain distributions			6,466,162
Net change in unrealized appreciation (depreciation)			(119,782)
Net assets			$21,155,655

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.82	108	$1,701	N/A	-0.9%	12/31/2021	$9.76	1,994	$19,455	1.30%	-2.2%
12/31/2020	15.96	112	1,788	N/A	10.5%	12/31/2020	9.98	1,583	15,790	1.30%	9.1%
12/31/2019	14.45	143	2,064	N/A	9.6%	12/31/2019	9.15	1,885	17,243	1.30%	8.2%
12/31/2018	13.18	187	2,471	N/A	-1.0%	12/31/2018	8.46	2,703	22,865	1.30%	-2.3%
12/31/2017	13.32	220	2,930	N/A	3.6%	12/31/2017	8.66	3,039	26,301	1.30%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.1%
2020	2.8%
2019	3.0%
2018	3.1%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Forty Portfolio Institutional Class - 03-602

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,261,540	$920,400	20,428
Receivables: investments sold	-
Payables: investments purchased	(41)
Net assets	$1,261,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$110,814	4,365	$25.39
Band B	1,150,685	54,140	21.25
Total	$1,261,499	58,505

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,175
Mortality & expense charges and administrative fees (Band B)			(15,956)
Net investment income (loss)			(8,781)

Gain (loss) on investments:
Net realized gain (loss)			135,580
Realized gain distributions			162,083
Net change in unrealized appreciation (depreciation)			(15,756)
Net gain (loss)			281,907

Increase (decrease) in net assets from operations			$273,126

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,781)	$(6,194)
Net realized gain (loss)		135,580	102,584
Realized gain distributions		162,083	80,061
Net change in unrealized appreciation (depreciation)		(15,756)	202,820

Increase (decrease) in net assets from operations		273,126	379,271

Contract owner transactions:
Proceeds from units sold		164,554	323,291
Cost of units redeemed		(460,090)	(512,235)
Account charges		(4,395)	(4,619)
Increase (decrease)		(299,931)	(193,563)
Net increase (decrease)		(26,805)	185,708
Net assets, beginning		1,288,304	1,102,596
Net assets, ending		$1,261,499	$1,288,304

Units sold		9,164	22,083
Units redeemed		(23,258)	(35,296)
Net increase (decrease)		(14,094)	(13,213)
Units outstanding, beginning		72,599	85,812
Units outstanding, ending		58,505	72,599

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$3,181,254
Cost of units redeemed			(3,420,636)
Account charges			(48,870)
Net investment income (loss)			(54,257)
Net realized gain (loss)			380,256
Realized gain distributions			882,612
Net change in unrealized appreciation (depreciation)			341,140
Net assets			$1,261,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$25.39	4	$111	N/A	22.9%	12/31/2021	$21.25	54	$1,151	1.30%	21.3%
12/31/2020	20.66	5	108	N/A	39.4%	12/31/2020	17.52	67	1,181	1.30%	37.6%
12/31/2019	14.82	5	71	N/A	37.2%	12/31/2019	12.73	81	1,032	1.30%	35.4%
12/31/2018	10.80	6	60	N/A	2.0%	12/31/2018	9.40	100	942	1.30%	0.7%
12/31/2017	10.59	26	278	N/A	30.3%	12/31/2017	9.34	109	1,018	1.30%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.7%
2019	0.1%
2018	1.2%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$904,929	$657,355	25,121
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$904,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$47,753	1,431	$33.37
Band B	857,144	30,283	28.30
Total	$904,897	31,714

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(11,845)
Net investment income (loss)			(11,845)

Gain (loss) on investments:
Net realized gain (loss)			94,690
Realized gain distributions			104,713
Net change in unrealized appreciation (depreciation)			(83,385)
Net gain (loss)			116,018

Increase (decrease) in net assets from operations			$104,173

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,845)	$(10,438)
Net realized gain (loss)		94,690	15,403
Realized gain distributions		104,713	47,827
Net change in unrealized appreciation (depreciation)		(83,385)	233,967

Increase (decrease) in net assets from operations		104,173	286,759

Contract owner transactions:
Proceeds from units sold		13,989	34,191
Cost of units redeemed		(257,146)	(99,468)
Account charges		(2,986)	(2,896)
Increase (decrease)		(246,143)	(68,173)
Net increase (decrease)		(141,970)	218,586
Net assets, beginning		1,046,867	828,281
Net assets, ending		$904,897	$1,046,867

Units sold		487	1,672
Units redeemed		(9,635)	(5,307)
Net increase (decrease)		(9,148)	(3,635)
Units outstanding, beginning		40,862	44,497
Units outstanding, ending		31,714	40,862

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,221,292
Cost of units redeemed			(2,246,976)
Account charges			(33,364)
Net investment income (loss)			(100,610)
Net realized gain (loss)			169,006
Realized gain distributions			647,975
Net change in unrealized appreciation (depreciation)			247,574
Net assets			$904,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$33.37	1	$48	N/A	12.7%	12/31/2021	$28.30	30	$857	1.30%	11.3%
12/31/2020	29.60	2	53	N/A	39.7%	12/31/2020	25.44	39	994	1.30%	37.9%
12/31/2019	21.19	3	58	N/A	32.5%	12/31/2019	18.45	42	770	1.30%	30.8%
12/31/2018	15.99	3	42	N/A	-6.6%	12/31/2018	14.11	51	723	1.30%	-7.8%
12/31/2017	17.12	3	46	N/A	24.6%	12/31/2017	15.29	64	973	1.30%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$518,192	$413,198	25,487
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$518,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$124,301	4,486	$27.71
Band B	393,878	18,048	21.82
Total	$518,179	22,534

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,025
Mortality & expense charges and administrative fees (Band B)			(5,234)
Net investment income (loss)			(2,209)

Gain (loss) on investments:
Net realized gain (loss)			35,113
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			93,701
Net gain (loss)			128,814

Increase (decrease) in net assets from operations			$126,605

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,209)	$435
Net realized gain (loss)		35,113	(16,975)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		93,701	(14,051)

Increase (decrease) in net assets from operations		126,605	(30,591)

Contract owner transactions:
Proceeds from units sold		157,445	22,677
Cost of units redeemed		(179,060)	(78,554)
Account charges		(2,119)	(1,421)
Increase (decrease)		(23,734)	(57,298)
Net increase (decrease)		102,871	(87,889)
Net assets, beginning		415,308	503,197
Net assets, ending		$518,179	$415,308

Units sold		7,701	1,626
Units redeemed		(9,057)	(5,638)
Net increase (decrease)		(1,356)	(4,012)
Units outstanding, beginning		23,890	27,902
Units outstanding, ending		22,534	23,890

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$22,979,752
Cost of units redeemed			(25,764,308)
Account charges			(335,915)
Net investment income (loss)			(259,447)
Net realized gain (loss)			1,982,878
Realized gain distributions			1,810,225
Net change in unrealized appreciation (depreciation)			104,994
Net assets			$518,179

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$27.71	4	$124	N/A	32.8%	12/31/2021	$21.82	18	$394	1.30%	31.1%
12/31/2020	20.87	4	87	N/A	-2.6%	12/31/2020	16.65	20	328	1.30%	-3.9%
12/31/2019	21.43	5	104	N/A	16.7%	12/31/2019	17.32	23	399	1.30%	15.2%
12/31/2018	18.35	7	124	N/A	-15.3%	12/31/2018	15.03	28	420	1.30%	-16.4%
12/31/2017	21.66	8	164	N/A	16.7%	12/31/2017	17.97	33	589	1.30%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	0.9%
2019	0.7%
2018	0.7%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 03-875

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$431,783	$434,995	41,199
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$431,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$39,543	5,726	$6.91
Band B	392,227	72,395	5.42
Total	$431,770	78,121

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,289
Mortality & expense charges and administrative fees (Band B)			(5,244)
Net investment income (loss)			6,045

Gain (loss) on investments:
Net realized gain (loss)			1,237
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,088)
Net gain (loss)			(7,851)

Increase (decrease) in net assets from operations			$(1,806)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,045	$4,520
Net realized gain (loss)		1,237	(8,794)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,088)	4,976

Increase (decrease) in net assets from operations		(1,806)	702

Contract owner transactions:
Proceeds from units sold		15,402	62,516
Cost of units redeemed		(66,714)	(193,526)
Account charges		(808)	(584)
Increase (decrease)		(52,120)	(131,594)
Net increase (decrease)		(53,926)	(130,892)
Net assets, beginning		485,696	616,588
Net assets, ending		$431,770	$485,696

Units sold		2,785	11,738
Units redeemed		(12,071)	(37,325)
Net increase (decrease)		(9,286)	(25,587)
Units outstanding, beginning		87,407	112,994
Units outstanding, ending		78,121	87,407

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$97,689,429
Cost of units redeemed			(96,896,943)
Account charges			(1,309,443)
Net investment income (loss)			2,290,719
Net realized gain (loss)			(1,338,780)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,212)
Net assets			$431,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.91	6	$40	N/A	0.7%	12/31/2021	$5.42	72	$392	1.30%	-0.6%
12/31/2020	6.86	7	46	N/A	3.5%	12/31/2020	5.45	81	440	1.30%	2.1%
12/31/2019	6.63	11	71	N/A	3.7%	12/31/2019	5.34	102	546	1.30%	2.3%
12/31/2018	6.39	16	100	N/A	1.0%	12/31/2018	5.21	135	703	1.30%	-0.3%
12/31/2017	6.33	18	115	N/A	0.9%	12/31/2017	5.23	147	768	1.30%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.5%
2020	1.8%
2019	1.7%
2018	1.5%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,623,585	$2,077,692	75,172
Receivables: investments sold	-
Payables: investments purchased	(57)
Net assets	$2,623,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,340,998	37,448	$35.81
Band B	1,282,530	36,960	34.70
Total	$2,623,528	74,408

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(18,675)
Net investment income (loss)			(18,675)

Gain (loss) on investments:
Net realized gain (loss)			171,063
Realized gain distributions			410,355
Net change in unrealized appreciation (depreciation)			(346,301)
Net gain (loss)			235,117

Increase (decrease) in net assets from operations			$216,442

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,675)	$(15,637)
Net realized gain (loss)		171,063	50,560
Realized gain distributions		410,355	167,273
Net change in unrealized appreciation (depreciation)		(346,301)	646,445

Increase (decrease) in net assets from operations		216,442	848,641

Contract owner transactions:
Proceeds from units sold		52,057	231,670
Cost of units redeemed		(530,185)	(287,354)
Account charges		(23,805)	(18,477)
Increase (decrease)		(501,933)	(74,161)
Net increase (decrease)		(285,491)	774,480
Net assets, beginning		2,909,019	2,134,539
Net assets, ending		$2,623,528	$2,909,019

Units sold		2,450	10,681
Units redeemed		(16,686)	(11,946)
Net increase (decrease)		(14,236)	(1,265)
Units outstanding, beginning		88,644	89,909
Units outstanding, ending		74,408	88,644

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,760,640
Cost of units redeemed			(20,328,983)
Account charges			(843,163)
Net investment income (loss)			(348,974)
Net realized gain (loss)			1,980,423
Realized gain distributions			3,857,692
Net change in unrealized appreciation (depreciation)			545,893
Net assets			$2,623,528

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$35.81	37	$1,341	N/A	8.1%	12/31/2021	$34.70	37	$1,283	1.30%	6.7%
12/31/2020	33.14	42	1,393	N/A	39.2%	12/31/2020	32.53	47	1,516	1.30%	37.4%
12/31/2019	23.81	43	1,020	N/A	33.1%	12/31/2019	23.68	47	1,115	1.30%	31.4%
12/31/2018	17.89	45	812	N/A	-6.5%	12/31/2018	18.03	53	957	1.30%	-7.7%
12/31/2017	19.13	53	1,015	N/A	30.0%	12/31/2017	19.53	57	1,119	1.30%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Equity Income VCT Portfolio II Class - 03-598

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$244,458	$244,415	12,502
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$244,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$43,306	1,772	$24.44
Band B	201,145	9,703	20.73
Total	$244,451	11,475

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,102
Mortality & expense charges and administrative fees (Band B)			(2,660)
Net investment income (loss)			442

Gain (loss) on investments:
Net realized gain (loss)			(13,001)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,075
Net gain (loss)			53,074

Increase (decrease) in net assets from operations			$53,516

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$442	$3,129
Net realized gain (loss)		(13,001)	(32,406)
Realized gain distributions		-	8,583
Net change in unrealized appreciation (depreciation)		66,075	19,448

Increase (decrease) in net assets from operations		53,516	(1,246)

Contract owner transactions:
Proceeds from units sold		358	77,907
Cost of units redeemed		(94,964)	(56,660)
Account charges		(539)	(680)
Increase (decrease)		(95,145)	20,567
Net increase (decrease)		(41,629)	19,321
Net assets, beginning		286,080	266,759
Net assets, ending		$244,451	$286,080

Units sold		19	5,098
Units redeemed		(5,281)	(3,710)
Net increase (decrease)		(5,262)	1,388
Units outstanding, beginning		16,737	15,349
Units outstanding, ending		11,475	16,737

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$745,900
Cost of units redeemed			(720,158)
Account charges			(8,680)
Net investment income (loss)			21,992
Net realized gain (loss)			(44,647)
Realized gain distributions			250,001
Net change in unrealized appreciation (depreciation)			43
Net assets			$244,451

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$24.44	2	$43	N/A	25.3%	12/31/2021	$20.73	10	$201	1.30%	23.7%
12/31/2020	19.50	2	40	N/A	-0.3%	12/31/2020	16.76	15	246	1.30%	-1.6%
12/31/2019	19.55	2	43	N/A	25.2%	12/31/2019	17.02	13	224	1.30%	23.6%
12/31/2018	15.61	4	62	N/A	-8.8%	12/31/2018	13.77	18	241	1.30%	-10.0%
12/31/2017	17.11	4	68	N/A	15.2%	12/31/2017	15.29	20	302	1.30%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	2.1%
2019	2.4%
2018	2.2%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Bond VCT Portfolio I Class - 03-CPG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,675,368	$3,596,050	326,108
Receivables: investments sold	-
Payables: investments purchased	(118)
Net assets	$3,675,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,296,630	210,517	$6.16
Band B	2,378,620	412,455	5.77
Total	$3,675,250	622,972

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$221,000
Mortality & expense charges and administrative fees (Band B)			(99,989)
Net investment income (loss)			121,011

Gain (loss) on investments:
Net realized gain (loss)			791,002
Realized gain distributions			104,820
Net change in unrealized appreciation (depreciation)			(1,176,669)
Net gain (loss)			(280,847)

Increase (decrease) in net assets from operations			$(159,836)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$121,011	$348,261
Net realized gain (loss)		791,002	106,759
Realized gain distributions		104,820	-
Net change in unrealized appreciation (depreciation)		(1,176,669)	839,677

Increase (decrease) in net assets from operations		(159,836)	1,294,697

Contract owner transactions:
Proceeds from units sold		306,335	746,793
Cost of units redeemed		(14,215,322)	(3,924,667)
Account charges		(55,620)	(107,276)
Increase (decrease)		(13,964,607)	(3,285,150)
Net increase (decrease)		(14,124,443)	(1,990,453)
Net assets, beginning		17,799,693	19,790,146
Net assets, ending		$3,675,250	$17,799,693

Units sold		59,793	137,013
Units redeemed		(2,474,272)	(730,587)
Net increase (decrease)		(2,414,479)	(593,574)
Units outstanding, beginning		3,037,451	3,631,025
Units outstanding, ending		622,972	3,037,451

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$32,695,978
Cost of units redeemed			(31,372,223)
Account charges			(537,418)
Net investment income (loss)			1,709,266
Net realized gain (loss)			854,154
Realized gain distributions			246,175
Net change in unrealized appreciation (depreciation)			79,318
Net assets			$3,675,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.16	211	$1,297	N/A	0.4%	12/31/2021	$5.77	412	$2,379	1.30%	-0.9%
12/31/2020	6.14	381	2,340	N/A	8.7%	12/31/2020	5.82	2,656	15,459	1.30%	7.3%
12/31/2019	5.64	436	2,459	N/A	9.3%	12/31/2019	5.42	3,195	17,331	1.30%	7.9%
12/31/2018	5.16	477	2,465	N/A	-0.8%	12/31/2018	5.03	3,427	17,231	1.30%	-2.1%
12/31/2017	5.21	544	2,834	N/A	4.0%	12/31/2017	5.14	3,659	18,797	1.30%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	3.0%
2019	3.3%
2018	3.3%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Equity Income VCT Portfolio I Class - 03-CPF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,930,548	$23,263,010	1,089,531
Receivables: investments sold	-
Payables: investments purchased	(648)
Net assets	$20,929,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,610,837	553,211	$8.33
Band B	16,319,063	2,091,167	7.80
Total	$20,929,900	2,644,378

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$290,553
Mortality & expense charges and administrative fees (Band B)			(191,025)
Net investment income (loss)			99,528

Gain (loss) on investments:
Net realized gain (loss)			(793,603)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,585,348
Net gain (loss)			3,791,745

Increase (decrease) in net assets from operations			$3,891,273

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99,528	$264,200
Net realized gain (loss)		(793,603)	(2,224,562)
Realized gain distributions		-	613,189
Net change in unrealized appreciation (depreciation)		4,585,348	790,447

Increase (decrease) in net assets from operations		3,891,273	(556,726)

Contract owner transactions:
Proceeds from units sold		4,050,341	625,130
Cost of units redeemed		(2,948,608)	(3,648,723)
Account charges		(111,322)	(95,551)
Increase (decrease)		990,411	(3,119,144)
Net increase (decrease)		4,881,684	(3,675,870)
Net assets, beginning		16,048,216	19,724,086
Net assets, ending		$20,929,900	$16,048,216

Units sold		552,303	113,561
Units redeemed		(426,861)	(661,889)
Net increase (decrease)		125,442	(548,328)
Units outstanding, beginning		2,518,936	3,067,264
Units outstanding, ending		2,644,378	2,518,936

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$31,949,581
Cost of units redeemed			(19,080,813)
Account charges			(622,289)
Net investment income (loss)			1,241,948
Net realized gain (loss)			(5,343,731)
Realized gain distributions			15,117,666
Net change in unrealized appreciation (depreciation)			(2,332,462)
Net assets			$20,929,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.33	553	$4,611	N/A	25.7%	12/31/2021	$7.80	2,091	$16,319	1.30%	24.1%
12/31/2020	6.63	602	3,989	N/A	0.0%	12/31/2020	6.29	1,917	12,060	1.30%	-1.3%
12/31/2019	6.63	662	4,390	N/A	25.6%	12/31/2019	6.37	2,405	15,334	1.30%	23.9%
12/31/2018	5.28	783	4,134	N/A	-8.6%	12/31/2018	5.14	2,870	14,759	1.30%	-9.8%
12/31/2017	5.78	894	5,168	N/A	15.5%	12/31/2017	5.70	3,375	19,239	1.30%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	2.4%
2019	2.7%
2018	2.5%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Fund VCT Portfolio I Class - 03-596

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,294,082	$1,137,221	65,355
Receivables: investments sold	-
Payables: investments purchased	(33)
Net assets	$1,294,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$670,627	31,229	$21.47
Band B	623,422	22,300	27.96
Total	$1,294,049	53,529

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,915
Mortality & expense charges and administrative fees (Band B)			(7,881)
Net investment income (loss)			(3,966)

Gain (loss) on investments:
Net realized gain (loss)			6,733
Realized gain distributions			98,401
Net change in unrealized appreciation (depreciation)			195,787
Net gain (loss)			300,921

Increase (decrease) in net assets from operations			$296,955

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,966)	$891
Net realized gain (loss)		6,733	(48,474)
Realized gain distributions		98,401	85,333
Net change in unrealized appreciation (depreciation)		195,787	188,699

Increase (decrease) in net assets from operations		296,955	226,449

Contract owner transactions:
Proceeds from units sold		4,588	43,955
Cost of units redeemed		(179,012)	(191,885)
Account charges		(8,739)	(5,534)
Increase (decrease)		(183,163)	(153,464)
Net increase (decrease)		113,792	72,985
Net assets, beginning		1,180,257	1,107,272
Net assets, ending		$1,294,049	$1,180,257

Units sold		249	2,903
Units redeemed		(8,369)	(13,177)
Net increase (decrease)		(8,120)	(10,274)
Units outstanding, beginning		61,649	71,923
Units outstanding, ending		53,529	61,649

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$103,781,459
Cost of units redeemed			(110,242,883)
Account charges			(2,819,860)
Net investment income (loss)			994,403
Net realized gain (loss)			(1,092,532)
Realized gain distributions			10,516,601
Net change in unrealized appreciation (depreciation)			156,861
Net assets			$1,294,049

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.47	31	$671	N/A	28.0%	12/31/2021	$27.96	22	$623	1.30%	26.3%
12/31/2020	16.78	34	577	N/A	24.3%	12/31/2020	22.13	27	603	1.30%	22.7%
12/31/2019	13.50	42	566	N/A	31.3%	12/31/2019	18.04	30	541	1.30%	29.6%
12/31/2018	10.28	56	571	N/A	-1.5%	12/31/2018	13.92	34	477	1.30%	-2.8%
12/31/2017	10.44	59	617	N/A	21.7%	12/31/2017	14.31	44	635	1.30%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.7%
2019	1.0%
2018	1.2%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 03-750

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$348,592	$324,827	37,042
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$348,578

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,448	426	$12.79
Band B	343,130	32,053	10.71
Total	$348,578	32,479

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,751
Mortality & expense charges and administrative fees (Band B)			(4,718)
Net investment income (loss)			33

Gain (loss) on investments:
Net realized gain (loss)			3,386
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			87,841
Net gain (loss)			91,227

Increase (decrease) in net assets from operations			$91,260

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33	$(1,314)
Net realized gain (loss)		3,386	(63,609)
Realized gain distributions		-	5,862
Net change in unrealized appreciation (depreciation)		87,841	660

Increase (decrease) in net assets from operations		91,260	(58,401)

Contract owner transactions:
Proceeds from units sold		4,063	27,413
Cost of units redeemed		(94,515)	(118,362)
Account charges		(869)	(954)
Increase (decrease)		(91,321)	(91,903)
Net increase (decrease)		(61)	(150,304)
Net assets, beginning		348,639	498,943
Net assets, ending		$348,578	$348,639

Units sold		379	4,399
Units redeemed		(9,194)	(17,295)
Net increase (decrease)		(8,815)	(12,896)
Units outstanding, beginning		41,294	54,190
Units outstanding, ending		32,479	41,294

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,496,888
Cost of units redeemed			(1,553,112)
Account charges			(23,210)
Net investment income (loss)			(34,266)
Net realized gain (loss)			(12,932)
Realized gain distributions			451,445
Net change in unrealized appreciation (depreciation)			23,765
Net assets			$348,578

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.79	0	$5	N/A	28.8%	12/31/2021	$10.71	32	$343	1.30%	27.2%
12/31/2020	9.93	1	6	N/A	-7.2%	12/31/2020	8.42	41	342	1.30%	-8.4%
12/31/2019	10.69	1	8	N/A	18.7%	12/31/2019	9.19	53	491	1.30%	17.1%
12/31/2018	9.01	2	16	N/A	-8.3%	12/31/2018	7.84	58	453	1.30%	-9.5%
12/31/2017	9.83	2	19	N/A	5.4%	12/31/2017	8.67	67	583	1.30%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	0.8%
2019	0.7%
2018	0.8%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Timothy Plan Strategic Growth Variable - 03-127

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,971,881	$11,478,030	1,131,618
Receivables: investments sold	-
Payables: investments purchased	(566)
Net assets	$14,971,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$69,930	5,941	$11.77
Band B	14,901,385	1,572,433	9.48
Total	$14,971,315	1,578,374

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$118,491
Mortality & expense charges and administrative fees (Band B)			(192,970)
Net investment income (loss)			(74,479)

Gain (loss) on investments:
Net realized gain (loss)			334,531
Realized gain distributions			121,887
Net change in unrealized appreciation (depreciation)			1,181,786
Net gain (loss)			1,638,204

Increase (decrease) in net assets from operations			$1,563,725

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74,479)	$(105,084)
Net realized gain (loss)		334,531	123,408
Realized gain distributions		121,887	669,290
Net change in unrealized appreciation (depreciation)		1,181,786	364,035

Increase (decrease) in net assets from operations		1,563,725	1,051,649

Contract owner transactions:
Proceeds from units sold		70,786	60,650
Cost of units redeemed		(1,401,842)	(953,308)
Account charges		(86,066)	(95,468)
Increase (decrease)		(1,417,122)	(988,126)
Net increase (decrease)		146,603	63,523
Net assets, beginning		14,824,712	14,761,189
Net assets, ending		$14,971,315	$14,824,712

Units sold		31,335	16,957
Units redeemed		(188,882)	(143,978)
Net increase (decrease)		(157,547)	(127,021)
Units outstanding, beginning		1,735,921	1,862,942
Units outstanding, ending		1,578,374	1,735,921

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$46,522,287
Cost of units redeemed			(37,382,448)
Account charges			(1,901,092)
Net investment income (loss)			(856,199)
Net realized gain (loss)			(692,324)
Realized gain distributions			5,787,240
Net change in unrealized appreciation (depreciation)			3,493,851
Net assets			$14,971,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.77	6	$70	N/A	12.5%	12/31/2021	$9.48	1,572	$14,901	1.30%	11.1%
12/31/2020	10.46	7	69	N/A	9.2%	12/31/2020	8.53	1,729	14,756	1.30%	7.8%
12/31/2019	9.58	7	64	N/A	19.8%	12/31/2019	7.92	1,856	14,697	1.30%	18.2%
12/31/2018	8.00	7	54	N/A	-11.9%	12/31/2018	6.70	2,056	13,770	1.30%	-13.0%
12/31/2017	9.08	8	70	N/A	12.1%	12/31/2017	7.70	2,384	18,359	1.30%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.5%
2019	0.8%
2018	1.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Timothy Plan Conservative Growth Variable - 03-126

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,942,786	$8,811,197	801,797
Receivables: investments sold	-
Payables: investments purchased	(480)
Net assets	$9,942,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$213,216	19,386	$11.00
Band B	9,729,090	1,098,692	8.86
Total	$9,942,306	1,118,078

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$77,544
Mortality & expense charges and administrative fees (Band B)			(132,087)
Net investment income (loss)			(54,543)

Gain (loss) on investments:
Net realized gain (loss)			150,199
Realized gain distributions			62,361
Net change in unrealized appreciation (depreciation)			515,177
Net gain (loss)			727,737

Increase (decrease) in net assets from operations			$673,194

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(54,543)	$(55,450)
Net realized gain (loss)		150,199	(2,785)
Realized gain distributions		62,361	369,111
Net change in unrealized appreciation (depreciation)		515,177	343,732

Increase (decrease) in net assets from operations		673,194	654,608

Contract owner transactions:
Proceeds from units sold		58,852	73,061
Cost of units redeemed		(1,288,791)	(1,131,777)
Account charges		(76,756)	(78,118)
Increase (decrease)		(1,306,695)	(1,136,834)
Net increase (decrease)		(633,501)	(482,226)
Net assets, beginning		10,575,807	11,058,033
Net assets, ending		$9,942,306	$10,575,807

Units sold		6,729	9,668
Units redeemed		(153,040)	(158,291)
Net increase (decrease)		(146,311)	(148,623)
Units outstanding, beginning		1,264,389	1,413,012
Units outstanding, ending		1,118,078	1,264,389

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$70,846,338
Cost of units redeemed			(68,544,041)
Account charges			(3,308,181)
Net investment income (loss)			676,933
Net realized gain (loss)			539,656
Realized gain distributions			8,600,012
Net change in unrealized appreciation (depreciation)			1,131,589
Net assets			$9,942,306

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.00	19	$213	N/A	7.9%	12/31/2021	$8.86	1,099	$9,729	1.30%	6.5%
12/31/2020	10.19	35	358	N/A	8.2%	12/31/2020	8.31	1,229	10,218	1.30%	6.8%
12/31/2019	9.42	40	373	N/A	15.7%	12/31/2019	7.78	1,373	10,685	1.30%	14.2%
12/31/2018	8.14	98	798	N/A	-8.8%	12/31/2018	6.81	1,706	11,625	1.30%	-10.0%
12/31/2017	8.92	111	989	N/A	9.3%	12/31/2017	7.57	2,057	15,567	1.30%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	0.7%
2019	1.1%
2018	1.0%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$442,843	$395,458	34,950
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$442,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$149,100	21,314	$7.00
Band B	293,733	46,149	6.36
Total	$442,833	67,463

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,908
Mortality & expense charges and administrative fees (Band B)			(4,281)
Net investment income (loss)			627

Gain (loss) on investments:
Net realized gain (loss)			10,196
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,913
Net gain (loss)			35,109

Increase (decrease) in net assets from operations			$35,736

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$627	$6,677
Net realized gain (loss)		10,196	1,183
Realized gain distributions		-	6,860
Net change in unrealized appreciation (depreciation)		24,913	5,988

Increase (decrease) in net assets from operations		35,736	20,708

Contract owner transactions:
Proceeds from units sold		18,835	126,918
Cost of units redeemed		(91,003)	(185,372)
Account charges		(4,593)	(4,254)
Increase (decrease)		(76,761)	(62,708)
Net increase (decrease)		(41,025)	(42,000)
Net assets, beginning		483,858	525,858
Net assets, ending		$442,833	$483,858

Units sold		3,296	21,669
Units redeemed		(15,452)	(33,208)
Net increase (decrease)		(12,156)	(11,539)
Units outstanding, beginning		79,619	91,158
Units outstanding, ending		67,463	79,619

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$888,100
Cost of units redeemed			(561,035)
Account charges			(30,299)
Net investment income (loss)			26,192
Net realized gain (loss)			12,931
Realized gain distributions			59,559
Net change in unrealized appreciation (depreciation)			47,385
Net assets			$442,833

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.00	21	$149	N/A	8.6%	12/31/2021	$6.36	46	$294	1.30%	7.2%
12/31/2020	6.44	22	141	N/A	5.9%	12/31/2020	5.94	58	343	1.30%	4.5%
12/31/2019	6.08	20	120	N/A	14.6%	12/31/2019	5.68	71	406	1.30%	13.1%
12/31/2018	5.31	20	104	N/A	-6.0%	12/31/2018	5.02	75	375	1.30%	-7.3%
12/31/2017	5.65	19	108	N/A	10.6%	12/31/2017	5.42	76	410	1.30%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	2.2%
2019	2.3%
2018	1.7%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,889	$145,596	12,814
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$167,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,383	612	$7.16
Band B	163,501	25,093	6.52
Total	$167,884	25,705

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,463
Mortality & expense charges and administrative fees (Band B)			(4,138)
Net investment income (loss)			(675)

Gain (loss) on investments:
Net realized gain (loss)			23,685
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,089
Net gain (loss)			33,774

Increase (decrease) in net assets from operations			$33,099

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(675)	$2,684
Net realized gain (loss)		23,685	(159)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,089	4,788

Increase (decrease) in net assets from operations		33,099	7,313

Contract owner transactions:
Proceeds from units sold		3,826	12,485
Cost of units redeemed		(188,386)	(152,543)
Account charges		(470)	(1,474)
Increase (decrease)		(185,030)	(141,532)
Net increase (decrease)		(151,931)	(134,219)
Net assets, beginning		319,815	454,034
Net assets, ending		$167,884	$319,815

Units sold		611	3,256
Units redeemed		(29,394)	(27,583)
Net increase (decrease)		(28,783)	(24,327)
Units outstanding, beginning		54,488	78,815
Units outstanding, ending		25,705	54,488

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,109,822
Cost of units redeemed			(1,051,064)
Account charges			(17,345)
Net investment income (loss)			22,462
Net realized gain (loss)			21,745
Realized gain distributions			59,971
Net change in unrealized appreciation (depreciation)			22,293
Net assets			$167,884

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.16	1	$4	N/A	12.6%	12/31/2021	$6.52	25	$164	1.30%	11.1%
12/31/2020	6.36	1	5	N/A	5.2%	12/31/2020	5.86	54	315	1.30%	3.8%
12/31/2019	6.05	22	136	N/A	17.1%	12/31/2019	5.65	56	318	1.30%	15.6%
12/31/2018	5.16	26	134	N/A	-8.7%	12/31/2018	4.89	64	313	1.30%	-9.9%
12/31/2017	5.66	37	210	N/A	17.7%	12/31/2017	5.42	81	437	1.30%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.7%
2019	1.9%
2018	1.5%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,990,886	$1,707,177	148,011
Receivables: investments sold	-
Payables: investments purchased	(119)
Net assets	$1,990,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$928,267	127,960	$7.25
Band B	1,062,500	160,972	6.60
Total	$1,990,767	288,932

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$22,325
Mortality & expense charges and administrative fees (Band B)			(13,682)
Net investment income (loss)			8,643

Gain (loss) on investments:
Net realized gain (loss)			19,523
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			166,264
Net gain (loss)			185,787

Increase (decrease) in net assets from operations			$194,430

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,643	$28,288
Net realized gain (loss)		19,523	(1,887)
Realized gain distributions		-	15,414
Net change in unrealized appreciation (depreciation)		166,264	31,814

Increase (decrease) in net assets from operations		194,430	73,629

Contract owner transactions:
Proceeds from units sold		17,756	68,975
Cost of units redeemed		(137,636)	(502,785)
Account charges		(17,631)	(18,234)
Increase (decrease)		(137,511)	(452,044)
Net increase (decrease)		56,919	(378,415)
Net assets, beginning		1,933,848	2,312,263
Net assets, ending		$1,990,767	$1,933,848

Units sold		3,231	11,277
Units redeemed		(23,488)	(90,310)
Net increase (decrease)		(20,257)	(79,033)
Units outstanding, beginning		309,189	388,222
Units outstanding, ending		288,932	309,189

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,508,805
Cost of units redeemed			(5,197,665)
Account charges			(228,234)
Net investment income (loss)			252,949
Net realized gain (loss)			14,633
Realized gain distributions			356,570
Net change in unrealized appreciation (depreciation)			283,709
Net assets			$1,990,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.25	128	$928	N/A	11.1%	12/31/2021	$6.60	161	$1,063	1.30%	9.6%
12/31/2020	6.53	141	923	N/A	5.9%	12/31/2020	6.02	168	1,011	1.30%	4.5%
12/31/2019	6.17	187	1,154	N/A	16.3%	12/31/2019	5.76	201	1,159	1.30%	14.8%
12/31/2018	5.30	404	2,141	N/A	-7.2%	12/31/2018	5.02	220	1,101	1.30%	-8.4%
12/31/2017	5.72	522	2,986	N/A	13.8%	12/31/2017	5.48	263	1,441	1.30%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.9%
2019	1.8%
2018	1.5%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 03-121

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,707,064	$42,640,712	3,576,514
Receivables: investments sold	-
Payables: investments purchased	(2,049)
Net assets	$43,705,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,187,462	229,883	$9.52
Band B	41,517,553	5,419,044	7.66
Total	$43,705,015	5,648,927

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$726,792
Mortality & expense charges and administrative fees (Band B)			(510,706)
Net investment income (loss)			216,086

Gain (loss) on investments:
Net realized gain (loss)			365,910
Realized gain distributions			291,445
Net change in unrealized appreciation (depreciation)			(1,956,899)
Net gain (loss)			(1,299,544)

Increase (decrease) in net assets from operations			$(1,083,458)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$216,086	$501,419
Net realized gain (loss)		365,910	558,147
Realized gain distributions		291,445	-
Net change in unrealized appreciation (depreciation)		(1,956,899)	1,385,287

Increase (decrease) in net assets from operations		(1,083,458)	2,444,853

Contract owner transactions:
Proceeds from units sold		15,798,611	3,784,152
Cost of units redeemed		(8,437,764)	(9,183,217)
Account charges		(211,412)	(216,038)
Increase (decrease)		7,149,435	(5,615,103)
Net increase (decrease)		6,065,977	(3,170,250)
Net assets, beginning		37,639,038	40,809,288
Net assets, ending		$43,705,015	$37,639,038

Units sold		2,050,423	482,089
Units redeemed		(1,116,135)	(1,196,078)
Net increase (decrease)		934,288	(713,989)
Units outstanding, beginning		4,714,639	5,428,628
Units outstanding, ending		5,648,927	4,714,639

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$172,184,653
Cost of units redeemed			(136,287,440)
Account charges			(3,623,101)
Net investment income (loss)			5,970,822
Net realized gain (loss)			2,462,097
Realized gain distributions			1,931,632
Net change in unrealized appreciation (depreciation)			1,066,352
Net assets			$43,705,015

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.52	230	$2,187	N/A	-1.7%	12/31/2021	$7.66	5,419	$41,518	1.30%	-3.0%
12/31/2020	9.68	228	2,204	N/A	7.6%	12/31/2020	7.90	4,487	35,435	1.30%	6.2%
12/31/2019	9.00	280	2,522	N/A	8.7%	12/31/2019	7.44	5,148	38,287	1.30%	7.3%
12/31/2018	8.28	332	2,748	N/A	-0.1%	12/31/2018	6.93	6,511	45,138	1.30%	-1.4%
12/31/2017	8.29	396	3,283	N/A	3.5%	12/31/2017	7.03	7,152	50,299	1.30%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.5%
2019	2.8%
2018	2.3%
2017	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Diversified Value Portfolio - 03-190

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,021,723	$811,456	58,549
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$1,021,692

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$132,792	7,772	$17.09
Band B	888,900	62,143	14.30
Total	$1,021,692	69,915

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$11,868
Mortality & expense charges and administrative fees (Band B)			(11,766)
Net investment income (loss)			102

Gain (loss) on investments:
Net realized gain (loss)			27,642
Realized gain distributions			16,322
Net change in unrealized appreciation (depreciation)			213,765
Net gain (loss)			257,729

Increase (decrease) in net assets from operations			$257,831

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$102	$12,932
Net realized gain (loss)		27,642	(64,919)
Realized gain distributions		16,322	147,745
Net change in unrealized appreciation (depreciation)		213,765	(15,301)

Increase (decrease) in net assets from operations		257,831	80,457

Contract owner transactions:
Proceeds from units sold		24,350	89,727
Cost of units redeemed		(228,905)	(182,648)
Account charges		(2,823)	(2,083)
Increase (decrease)		(207,378)	(95,004)
Net increase (decrease)		50,453	(14,547)
Net assets, beginning		971,239	985,786
Net assets, ending		$1,021,692	$971,239

Units sold		1,529	9,843
Units redeemed		(17,819)	(20,259)
Net increase (decrease)		(16,290)	(10,416)
Units outstanding, beginning		86,205	96,621
Units outstanding, ending		69,915	86,205

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$38,527,632
Cost of units redeemed			(54,549,240)
Account charges			(898,813)
Net investment income (loss)			1,179,034
Net realized gain (loss)			14,830,289
Realized gain distributions			1,722,523
Net change in unrealized appreciation (depreciation)			210,267
Net assets			$1,021,692

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.09	8	$133	N/A	30.5%	12/31/2021	$14.30	62	$889	1.30%	28.8%
12/31/2020	13.10	7	90	N/A	11.8%	12/31/2020	11.11	79	881	1.30%	10.3%
12/31/2019	11.72	8	93	N/A	25.7%	12/31/2019	10.07	89	893	1.30%	24.1%
12/31/2018	9.32	10	89	N/A	-9.1%	12/31/2018	8.11	83	670	1.30%	-10.3%
12/31/2017	10.26	11	111	N/A	13.2%	12/31/2017	9.04	87	786	1.30%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	2.3%
2019	2.7%
2018	2.6%
2017	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 03-118

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,857,420	$7,442,056	368,283
Receivables: investments sold	-
Payables: investments purchased	(413)
Net assets	$10,857,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,242,530	42,887	$28.97
Band B	9,614,477	412,175	23.33
Total	$10,857,007	455,062

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$169,445
Mortality & expense charges and administrative fees (Band B)			(145,186)
Net investment income (loss)			24,259

Gain (loss) on investments:
Net realized gain (loss)			1,792,001
Realized gain distributions			1,011,239
Net change in unrealized appreciation (depreciation)			(108,068)
Net gain (loss)			2,695,172

Increase (decrease) in net assets from operations			$2,719,431

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,259	$48,896
Net realized gain (loss)		1,792,001	218,242
Realized gain distributions		1,011,239	741,865
Net change in unrealized appreciation (depreciation)		(108,068)	930,521

Increase (decrease) in net assets from operations		2,719,431	1,939,524

Contract owner transactions:
Proceeds from units sold		211,642	403,243
Cost of units redeemed		(6,241,070)	(2,570,588)
Account charges		(63,219)	(66,997)
Increase (decrease)		(6,092,647)	(2,234,342)
Net increase (decrease)		(3,373,216)	(294,818)
Net assets, beginning		14,230,223	14,525,041
Net assets, ending		$10,857,007	$14,230,223

Units sold		12,768	26,112
Units redeemed		(293,390)	(166,825)
Net increase (decrease)		(280,622)	(140,713)
Units outstanding, beginning		735,684	876,397
Units outstanding, ending		455,062	735,684

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$65,233,373
Cost of units redeemed			(71,426,040)
Account charges			(1,859,576)
Net investment income (loss)			54,792
Net realized gain (loss)			2,184,043
Realized gain distributions			13,255,051
Net change in unrealized appreciation (depreciation)			3,415,364
Net assets			$10,857,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$28.97	43	$1,243	N/A	24.4%	12/31/2021	$23.33	412	$9,614	1.30%	22.8%
12/31/2020	23.30	58	1,356	N/A	18.1%	12/31/2020	19.00	677	12,874	1.30%	16.5%
12/31/2019	19.73	69	1,355	N/A	30.9%	12/31/2019	16.31	808	13,170	1.30%	29.2%
12/31/2018	15.08	78	1,174	N/A	-9.3%	12/31/2018	12.62	1,002	12,651	1.30%	-10.5%
12/31/2017	16.63	81	1,343	N/A	19.1%	12/31/2017	14.10	956	13,479	1.30%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.4%
2020	1.4%
2019	1.6%
2018	1.2%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Small Company Growth Portfolio - 03-119

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,956,201	$1,221,958	73,813
Receivables: investments sold	-
Payables: investments purchased	(114)
Net assets	$1,956,087

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$669,812	21,802	$30.72
Band B	1,286,275	52,002	24.74
Total	$1,956,087	73,804

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$8,377
Mortality & expense charges and administrative fees (Band B)			(18,608)
Net investment income (loss)			(10,231)

Gain (loss) on investments:
Net realized gain (loss)			244,962
Realized gain distributions			107,182
Net change in unrealized appreciation (depreciation)			(65,098)
Net gain (loss)			287,046

Increase (decrease) in net assets from operations			$276,815

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,231)	$7,979
Net realized gain (loss)		244,962	(1,254,621)
Realized gain distributions		107,182	953,352
Net change in unrealized appreciation (depreciation)		(65,098)	137,994

Increase (decrease) in net assets from operations		276,815	(155,296)

Contract owner transactions:
Proceeds from units sold		16,169	127,515
Cost of units redeemed		(509,337)	(9,018,763)
Account charges		(10,562)	(26,924)
Increase (decrease)		(503,730)	(8,918,172)
Net increase (decrease)		(226,915)	(9,073,468)
Net assets, beginning		2,183,002	11,256,470
Net assets, ending		$1,956,087	$2,183,002

Units sold		1,147	8,440
Units redeemed		(21,500)	(528,312)
Net increase (decrease)		(20,353)	(519,872)
Units outstanding, beginning		94,157	614,029
Units outstanding, ending		73,804	94,157

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$40,835,477
Cost of units redeemed			(42,834,586)
Account charges			(555,357)
Net investment income (loss)			(620,246)
Net realized gain (loss)			(3,695,166)
Realized gain distributions			8,091,722
Net change in unrealized appreciation (depreciation)			734,243
Net assets			$1,956,087

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.
	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$30.72	22	$670	N/A	14.2%	12/31/2021	$24.74	52	$1,286	1.30%	12.7%
12/31/2020	26.90	24	636	N/A	23.2%	12/31/2020	21.94	71	1,547	1.30%	21.6%
12/31/2019	21.84	47	1,021	N/A	28.1%	12/31/2019	18.04	567	10,236	1.30%	26.5%
12/31/2018	17.04	49	838	N/A	-7.3%	12/31/2018	14.27	554	7,912	1.30%	-8.5%
12/31/2017	18.38	56	1,026	N/A	23.5%	12/31/2017	15.59	725	11,295	1.30%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	1.0%
2019	0.5%
2018	0.5%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.  Organization

The AUL American Individual Variable Annuity Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Timothy Plan
Calvert	Janus	TOPS
Columbia	Neuberger Berman	Vanguard

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.  Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2021. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2021.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts and bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract.  Refer to Note 3 for further information.

Band A	Band B
Select Point	Star Point
Variable Annuity	Variable Annuity
Direct Point	Voyage Protector
Variable Annuity	Variable Annuity

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –  Unadjusted quoted prices in active markets for identical assets.

31

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Level 2 –  Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –  Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2021, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$392,457,875	$-	$-	$392,457,875

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2021, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.  Account Charges

Band A

No Withdrawal Charge Contract (DirectPoint):  AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account.  No other charges are currently being assessed.  The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

32

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

3.  Account Charges (continued)

Withdrawal Charge Contract (SelectPoint):  AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2021 and 2020, were $958,460 and $863,497, respectively.

Band B

Withdrawal Charge Contract (Star Point and Voyage Protector):  AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account.  No other charges are currently being assessed.  The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2021 and 2020, were $4,340,522 and $4,197,683, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2021 and 2020, were $1,333,703 and $1,380,176, respectively.

4.  Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS International Growth Portfolio A Class - 03-376	$1,263	$10,634
AB VPS International Value Portfolio A Class - 03-377	7,190	32,749
AB VPS Small Mid Cap Value Portfolio A Class - 03-378	107,385	88,082
Alger Large Cap Growth Portfolio I-2 Class - 03-500	515,628	1,597,601
Alger Small Cap Growth Portfolio I-2 Class - 03-515	464,233	8,372,449
American Century VP Capital Appreciation Fund I Class - 03-410	201,534	530,377
American Century VP Income & Growth Fund I Class - 03-425	491,105	8,312,734
American Century VP International Fund I Class - 03-420	1,419,993	7,759,604
American Century VP Mid Cap Value Fund II Class - 03-397	2,910	117,158
American Century VP Ultra Fund I Class - 03-122	2,782,616	3,177,318
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646	63,432	34,085
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650	401,085	349,113
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645	22,474	149,158
Calvert VP SRI Mid Cap Growth Portfolio - 03-520	5,291	60,073
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382	196,310	214,078
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384	1,018	7,260
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230	1,188,190	507,893
Fidelity VIP Contrafund Portfolio Initial Class - 03-245	568,424	2,754,994
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205	802,524	1,185,947
Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163	-	1,515
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162	113	1,798
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161	508,201	565,813
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159	534,042	693,899
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158	3,203	146,636
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157	15,358	58,059
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164	355	205,898
Fidelity VIP Growth Portfolio Initial Class - 03-210	1,822,736	3,442,359
Fidelity VIP High Income Portfolio Initial Class - 03-215	2,092,734	1,710,102
Fidelity VIP Index 500 Portfolio Initial Class - 03-225	946,456	2,950,223
Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941	481,367	808,159
Fidelity VIP Overseas Portfolio Initial Class - 03-220	39,320	380,910

33

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Franklin Allocation VIP Fund 1 Class - 03-908	$2,164	$65,861
Franklin Small Cap Value VIP Fund 1 Class - 03-906	6,277,348	1,891,726
Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK	14,127,717	18,913,683
Invesco V.I. Core Equity Fund Series II Class - 03-826	-	188
Invesco V.I. Diversified Dividend Fund Series I Class - 03-861	5,842	34,855
Invesco V.I. Global Real Estate Fund Series I Class - 03-825	116,103	12,669,322
Invesco V.I. Health Care Fund Series I Class - 03-815	43,220	266,401
Invesco V.I. High Yield Fund Series I Class - 03-830	19,768	402,110
Invesco V.I. International Growth Fund Series II Class - 03-827	2,935	97,492
Janus Henderson Balanced Portfolio Service Class - 03-611	219,743	2,426,709
Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607	7,256,808	3,573,824
Janus Henderson Forty Portfolio Institutional Class - 03-602	164,554	480,441
Janus Henderson Global Research Portfolio Institutional Class - 03-606	21,453	688,665
Janus Henderson Mid Cap Value Portfolio Service Class - 03-259	29	36,863
Janus Henderson Overseas Portfolio Service Class - 03-609	1,643	14,374
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866	13,989	271,977
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870	157,445	186,413
Neuberger Berman Short Duration Bond Portfolio I Class - 03-875	15,402	72,766
Pioneer Bond VCT Portfolio I Class - 03-CPG	306,335	14,370,931
Pioneer Equity Income VCT Portfolio I Class - 03-CPF	4,050,341	3,250,955
Pioneer Equity Income VCT Portfolio II Class - 03-598	358	98,163
Pioneer Fund VCT Portfolio I Class - 03-596	4,588	195,632
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597	52,057	572,665
Royce Capital Small-Cap Portfolio Investor Class - 03-750	4,063	100,102
T. Rowe Price Blue Chip Growth Portfolio - 03-124	9,820,088	10,398,827
T. Rowe Price Equity Income Portfolio - 03-580	629,623	1,788,522
T. Rowe Price Limited-Term Bond Portfolio - 03-585	88,016	187,357
T. Rowe Price Mid-Cap Growth Portfolio - 03-586	81,428	1,255,176
Templeton Foreign VIP Fund 2 Class - 03-909	10,953	41,739
Templeton Global Bond VIP Fund 1 Class - 03-907	70,765	141,371
Timothy Plan Conservative Growth Variable - 03-126	58,852	1,497,634
Timothy Plan Strategic Growth Variable - 03-127	70,786	1,680,878
TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087	18,835	99,877
TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088	3,826	192,994
TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086	17,756	168,949
Vanguard VIF Diversified Value Portfolio - 03-190	24,350	243,494
Vanguard VIF Mid-Cap Index Portfolio - 03-118	211,642	6,449,475
Vanguard VIF Small Company Growth Portfolio - 03-119	16,169	538,507
Vanguard VIF Total Bond Market Index Portfolio - 03-121	15,798,611	9,159,882
Total	$75,472,095	$140,753,478

5.  Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications.  The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 22, 2022, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

34

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial

Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2021 and 2020

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2021 and 2020 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204

T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•                  Exercise professional judgment and maintain professional skepticism throughout the audit.

•                  Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•                  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•                  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•                  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories, and schedule of reinsurance disclosures (collectively, referred to as the “supplemental schedules”) of the Company as of December 31, 2021 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, IN

April 6, 2022

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2021 and 2020

(In thousands)

	2021	2020

Admitted assets
Bonds, at amortized cost (market value of $13,712,472 and $13,491,379)	$12,811,094	$12,168,892
Stocks
Preferred, at cost (market value of $2,130 and $2,220)	2,000	2,000
Common
Affiliated (cost of $967 and $964)	3,073	5,075
Unaffiliated (cost of $75,286 and $82,738)	76,370	83,784
Mortgage loans	2,479,820	2,408,067
Real estate	89,838	89,281
Other invested assets	370,888	260,778
Securities lending reinvested collateral	610,406	657,363
Derivatives	63,620	100,790
Contract loans	489,729	441,012
Cash and cash equivalents (market value of $72,329 and $200,906)	72,329	200,906
Total cash and invested assets	17,069,167	16,417,948
Other
Premiums deferred and uncollected	88,469	87,673
Reinsurance receivables	37,082	26,416
Investment income due and accrued	122,377	109,975
Federal income tax recoverable	12,462	7,688
Net deferred tax asset	87,666	69,474
Corporate owned life insurance	496,481	389,549
Other assets	24,382	48,655
Separate account assets	21,110,020	18,670,021
Total admitted assets	$39,048,106	$35,827,399

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2021 and 2020

(In thousands, except share amounts)

	2021	2020

Liabilities and surplus
Policy reserves
Life reserves	$2,952,686	$2,434,946
Annuity reserves	10,360,846	9,887,564
Accident and health reserves	243,518	221,154
Other reserves	74,894	83,514
	13,631,944	12,627,178
Policy and contract liabilities
Policy claims in process of settlement	84,012	75,892
Policy dividends payable	24,246	28,652
Deposit-type contracts	1,599,315	1,875,097
Other policy and contract liabilities	14,201	2,415
	1,721,774	1,982,056
General liabilities and other reserves
Accrued commissions and general expenses	163,150	161,018
Taxes, licenses and fees	6,198	6,536
Transfers from separate accounts, due or accrued	(5,930)	(3,959)
Asset valuation reserve	178,425	135,464
Interest maintenance reserve	47,099	4,062
Pension liability	12,803	16,785
Payable for securities lending	610,406	657,363
Derivatives	47,217	74,355
Other liabilities	153,989	173,454
Separate account liabilities	21,110,020	18,670,021
	22,323,377	19,895,099
Total liabilities	37,677,095	34,504,333

Common capital stock, $100 par value, authorized 50,000 shares;
issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Unassigned surplus (includes deferred gain on reinsurance transaction of
$4,491 and $9,145 in 2021 and 2020, respectively)	921,761	873,816
Total surplus	1,371,011	1,323,066
Total liabilities and surplus	$39,048,106	$35,827,399

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Premium and other income
Life and annuities	$4,840,961	$4,457,659
Accident and health	166,064	180,845
Net investment income	619,631	581,555
Amortization of interest maintenance reserve	3,610	1,638
Ceding commissions, expense allowances and reserve adjustments	52,790	43,524
Transfer of reserves under coinsurance assumed agreement	412,050	-
Ceding commission received under coinsurance assumed agreement	31,427	-
Other income	268,860	154,397
	6,395,393	5,419,617
Benefits and expenses
Death benefits	229,495	169,774
Accident and health and disability benefits	105,318	100,643
Annuity benefits	179,625	156,941
Surrender benefits and other fund withdrawals	4,448,602	3,654,907
Other benefits	94,941	54,107
Increase in policy reserves	1,016,048	1,095,274
Separate account transfers	(332,395)	(363,946)
General expenses	330,897	313,999
Commissions and service fees	192,918	183,948
Taxes, licenses and fees	30,296	28,322
Deferred gain under coinsurance assumed agreement	24,827	-
Other	(1,190)	(322)
	6,319,382	5,393,645
Net gain from operations before dividends to policyholders,
federal income taxes, and net realized capital gains (losses)	76,011	25,972

Dividends to policyholders	25,821	29,569
Federal income tax expense (benefit)	10,794	(5,913)
Net gain from operations before net realized
capital gains	39,396	2,316

Net realized capital gains (losses), net of federal income tax expense of ($2,322)
and $1,551, and net transfers of capital gains (losses) to the interest maintenance
reserve of $485 and $4,650, in 2021 and 2020, respectively	(575)	3,765
Net income	$38,821	$6,081

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Surplus, beginning of year	1,323,066	1,024,696

Net income	38,821	6,081
Change in unrealized gain	30,924	5,128
Change in net deferred income tax	18,441	16,254
Change in net unrealized gain (loss) on foreign exchange	2,172	(3,928)
Change in asset valuation reserve	(42,961)	(19,363)
Change in nonadmitted assets	(26,769)	(32,317)
Change in surplus as a result of reinsurance	17,488	(4,864)
Cumulative effect of changes in accounting principles	-	(2,951)
Surplus adjustment paid in	-	338,700
Change in pension liability	4,236	(4,409)
Dividends to shareholders	(6,000)	-
Prior period reserve adjustment	7,630	-
Prior period tax expense adjustment	3,963	-
Other	-	39
Surplus, end of year	1,371,011	1,323,066

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Cash from operations
Premiums and other policy considerations	$5,007,769	$4,632,545
Investment income	626,575	586,962
Other income	265,879	193,997
	5,900,223	5,413,504

Benefits and Separate Account transfers	4,717,761	3,757,652
Commissions and general expenses	529,223	527,345
Federal income taxes including ($1,837) and $1,551 for 2021
and 2020 on capital gains (losses)	11,615	(634)
Dividends to policyholders	30,489	29,496
	5,289,088	4,313,859
Net cash provided from operations	611,135	1,099,645

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	2,471,559	1,121,056
Stocks	7,452	-
Mortgage loans	275,713	303,131
Miscellaneous proceeds	143,128	123,805
	2,897,852	1,547,992

Cost of investments acquired
Bonds	2,636,150	2,637,001
Stocks	-	4,548
Mortgage loans	347,434	321,408
Real estate	7,034	283
Other invested assets	202,840	512,953
	3,193,458	3,476,193
Increase in contract loans	28,139	32,914
Net cash used from investments	(323,745)	(1,961,115)

Cash from financing and miscellaneous sources
Paid in surplus	-	338,700
Net deposits on deposit-type contracts	(287,101)	192,190
Dividends to shareholders	(6,000)	-
Other (uses) sources	(122,866)	360,990
Net cash provided (used) from financing and miscellaneous sources	(415,967)	891,880
Net change in cash	(128,577)	30,410
Cash and cash equivalents, beginning of year	200,906	170,496
Cash and cash equivalents, end of year	$72,329	$200,906

Supplemental disclosures for non-cash transactions:
Transfers of invested assets under coinsurance assumed agreement	492,199	-
Contribution to subsidiary	3,000	2,500
Capitalized interest	2,232	2,717

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-three percent of AUL’s direct premiums for the year ended December 31, 2021 were generated in six states: Indiana, California, Texas, Missouri, Pennsylvania, and Louisiana.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

Certain prior year amounts have been revised to conform to current period presentation. These changes have no impact on previously reported consolidated balance sheets or statements of operations, changes in surplus, or cash flows. Refer to Note 17 – Fair Value of Financial Instruments.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2021 and 2020 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2021	2020

Audited statutory net income, Indiana state basis		$38,821	$6,081
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	(4,092)	2,268
Statutory net income (loss), NAIC SAP		$42,913	$3,813

Audited statutory surplus, Indiana state basis		$1,371,011	$1,323,066
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	4,092
Statutory surplus, NAIC SAP		$1,371,011	$1,318,974

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

•	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

•	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

•	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

•	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

•	Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

•	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

•	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

•	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

•	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

•	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

•	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

•	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Accounting Changes and Correction of Error

In 2021, the Company corrected an error related to an assumption used in certain Individual Variable Annuity reserve calculations. As a result of this error, prior year surplus and current federal income tax were understated by $7.6 million and $1.8 million, respectively, and reserves were overstated $9.4 million as of December 31, 2020. The error was corrected as a direct increase in surplus of $7.6 million, net of the current tax impact.

In 2021, the Company completed a detailed analysis of its current and deferred tax accounts. The Company determined that the current tax recoverable was understated by $4.0 million as a result of the incorrect settlement of prior period taxes with affiliated entities. The gross deferred tax asset was overstated by $4.9 million but since the majority of this asset was non-admitted there was no net impact on surplus. These errors were corrected by a direct increase to surplus of $4.0 million in 2021.

During 2020, the Company implemented the VM-21 change in valuation basis for principle-based reserves for variable annuities. This required reserve methodology change is treated as a change in accounting principle under SSAP 3. This change resulted in additional reserves of $3.7 million and resulted in a cumulative adjustment that decreased surplus by $3.0 million net of the current tax impact of $0.7 million.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2021, the cash surrender value in an investment vehicle is $496.5 million and is allocated into the following categories based on primary underlying investment characteristics: 11% bonds, 19% stocks, 2% mortgage loans, 3% cash and short-term investments, and 65% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $174.4 million and $154.9 million as of December 31, 2021 and 2020, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2021 and 2020 was $20.4 million and $16.6 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.2 million and $2.9 million for the years ended December 31, 2021 and 2020, respectively. Future lease commitments are as follows: 2022, $1.0 million; 2023, $0.8 million; 2024, $0.6 million; 2025, $0.6 million; 2026, $0.6 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $0 and $1.3 million as of December 31, 2021 and 2020, respectively. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2021, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2021, statutory surplus was $581.6 million and $52.4 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2021 and 2020 for such services were $73.2 million and $47.5 million, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $2,213.9 million and $2,217.5 million at December 31, 2021 and December 31, 2020, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made four of the seven contributions agreed to in the permitted practice, and a fifth payment is expected by the end of April 2022. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4.6 million and $4.9 million of the deferred gain amortization in 2021 and 2020, respectively. The deferred gain balance was $4.5 million and $9.1 million at December 31, 2021 and 2020, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $0.9 million and 2.0 million in 2021 and 2020, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.1 million in both 2021 and 2020. The Company made no capital contributions to OAS in 2021 or 2020. During 2021 and 2020, OAS paid a dividend of $6.0 million and $1.5 million, respectively, to AUL.

The Company earned fees of $1.1 million and $4.4 million in 2021 and 2020, respectively, from McCready & Keane Inc. management services agreement.

The Company earned fees of $0.4 million in both 2021 and 2020 from RMS. The Company made noncash capital contributions to RMS of $3.0 million and $2.5 million in 2021 and 2020, respectively. During 2021 and 2020, the Company recognized a realized impairment loss of $3.0 million and $1.6 million, respectively, on its investment in RMS.

During 2021 and 2020, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $23.6 million and $20.2 million, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $12.8 million and $10.4 million in 2021 and 2020, respectively. OAM also provides investment management services to AUL and fees for this service were $14.3 million and $12.6 million in 2021 and 2020, respectively.

In September 2020, OneAmerica issued $400 million 4.25% senior notes due in 2050. The proceeds are intended to be used for general corporate purposes, including deploying the majority of the net proceeds to AUL.

Intercompany services are settled monthly.

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2021	Value	Gains	Losses	Value

U.S. government bonds	$630,588	$38,686	$2,190	$667,084
All other government bonds	143,258	2,418	4,042	141,634
Special revenue and special assessment	496,384	45,134	992	540,526
Hybrid bonds	51,519	4,656	1,005	55,170
Industrial and miscellaneous	11,434,374	881,105	62,484	12,252,995
SVO identified funds	54,971	261	169	55,063
	$12,811,094	$972,260	$70,882	$13,712,472

				Estimated
	Admitted	Unrealized		Fair
2020	Value	Gains	Losses	Value

U.S. government bonds	$1,117,488	$78,309	$9,518	$1,186,279
All other government bonds	91,600	3,588	337	94,851
Special revenue and special assessment	552,575	71,783	-	624,358
Hybrid bonds	49,559	3,549	3,158	49,950
Industrial and miscellaneous	10,310,932	1,220,282	43,862	11,487,352
SVO identified funds	46,738	1,851	-	48,589
	$12,168,892	$1,379,362	$56,875	$13,491,379

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2021	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$79,175	$1,440	$6,625	$750	$85,800	$2,190
All other government bonds	54,717	1,391	35,782	2,651	90,499	4,042
Special revenue and assessment	65,403	992	-	-	65,403	992
Hybrid bonds	423	22	22,330	983	22,753	1,005
Industrial and miscellaneous	1,964,258	28,830	808,647	33,654	2,772,905	62,484
SVO identified funds	18,620	169	-	-	18,620	169
	$2,182,596	$32,844	$873,384	$38,038	$3,055,980	$70,882

	Less than		12 Months
	12 Months		or More		Total
2020	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$337,889	$9,335	$1,581	$183	$339,470	$9,518
All other government bonds	22,586	337	-	-	22,586	337
Hybrid bonds	11,895	458	17,749	2,700	29,644	3,158
Industrial and miscellaneous	918,595	28,056	737,507	15,806	1,656,102	43,862
	$1,290,965	$38,186	$756,837	$18,689	$2,047,802	$56,875

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported no bond impairments related to other-than-temporary declines in fair value in 2021 or 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The admitted value and estimated fair value of bonds at December 31, 2021, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value

Due in one year or less	$260,579	$264,343
Due after one year through five years	1,922,959	2,052,463
Due after five years through ten years	2,670,659	2,809,474
Due after ten years	5,018,409	5,581,732
	9,872,606	10,708,012
Mortgage-backed securities	2,938,488	3,004,460
	$12,811,094	$13,712,472

Proceeds from sales of investments in bonds during 2021 and 2020 were $900.2 million and $280.8 million, respectively. Gross gains of $26.1 million and $5.0 million and gross losses of $26.4 million and $0.8 million were realized on those disposals in 2021 and 2020, respectively.

Securities sold, redeemed, liquidated or otherwise disposed as a result of a callable feature included 158 CUSIPS with a total of $11.3 million of investment income generated.

Loan-backed securities owned at December 31, 2021 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
Less than 12 Months	$7,157
12 Months or Longer	$6,087

The aggregate related fair value of securities with unrealized losses:
Less than 12 Months	$836,973
12 Months or Longer	$200,322

Total capital gains (losses) of $(0.2) million and $4.7 million before tax were transferred to IMR in 2021 and 2020, respectively.

At December 31, 2021 and 2020, the common stock unrealized appreciation of $3.2 million and $5.2 million, respectively, is comprised of $3.2 million and $5.2 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2021, the Company did not have any stock impairments related to other-than-temporary declines in market values.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Net investment income consists of the following:

	2021	2020

Interest	$609,299	$589,473
Dividends	8,547	4,553
Rental Income	16,750	20,683
Other	27,919	10,519
Gross investment income	662,515	625,228

Less investment expenses	42,884	43,673
Net investment income	$619,631	$581,555

There was no non-admitted accrued investment income at December 31, 2021 or 2020. Net investment income includes $2.2 million and $2.7 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2021 and 2020, respectively.

At December 31, 2021 and 2020, investments in bonds with an admitted asset value of $3.5 million and $3.7 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $54.5 million and $85.6 million at December 31, 2021 and 2020, respectively. AUL had $266.7 million and $191.9 million outstanding commitments on its other invested assets portfolio as of December 31, 2021 and 2020, respectively.

AUL did not hold any structured notes at December 31, 2021 or 2020.

Reported values for subsidiary controlled and affiliated investments:

Description		Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS		$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS		3,073	-	3,073	6/30/2021	Sub-2	Y	5,236	N
MRO-A		862	862	-	N/A	N/A	N/A	N/A	N/A
	Total	$3,935	$862	$3,073

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2021, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 31 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2021		2020
	Amount	% of Total	Amount	% of Total

Apartments	$616,649	24.9%	$557,111	23.1%
Industrial/warehouse	656,957	26.5%	637,134	26.5%
Medical office	55,721	2.2%	64,309	2.7%
Office	255,874	10.3%	258,018	10.7%
Retail	865,847	34.9%	847,718	35.2%
Other	28,772	1.2%	43,777	1.8%
Subtotal gross mortgage loans	2,479,820	100.0%	2,408,067	100.0%
Valuation allowance	-		-
Balance, end of year	$2,479,820		$2,408,067

During 2021, the minimum and maximum lending rates for mortgage loans were 2.7 percent and 4.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 64.9 percent. As of December 31, 2021 and 2020, the Company held no mortgages with interest more than 30 days past due . The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2021 or 2020.

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived and no interest rates were modified. During 2020, the Company modified 48 loans. During 2021, 7 loans were repaid and, as of December 31, 2021, 41 modified loans remained totaling $238.9 million, or 9.6%, of carrying value of the commercial mortgage portfolio. The modification period has ended and all loans remained in good standing as of December 31, 2021. The modifications in 2020 were within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request without constituting a troubled debt restructuring, if certain criteria are met.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2021 and 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Impaired mortgage loans identified in management’s specific review of probable loan losses and the related allowance for losses at December 31, are as follows:

	2021		2020
	Unpaid Principal Balance	Related Allowance	Unpaid Principal Balance	Related Allowance

Apartments	$616,649	$-	$557,111	$-
Industrial/warehouse	656,957	-	637,134	-
Medical office	55,721	-	64,309	-
Office	255,874	-	258,018	-
Retail	865,847	-	847,718	-
Other	28,772	-	43,777	-
Balance, end of year	$2,479,820	$-	$2,408,067	$-

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2021	2020

CM1 - highest quality	$2,282,842	$2,300,576
CM2 - high quality	195,489	104,191
CM3 - medium quality	-	1,727
CM4 - low medium quality	1,489	1,554
CM5 - low quality	-	-

Subtotal - CM category	2,479,820	2,408,048

Residential - not categorized	-	19
Valuation adjustment	-	-

Total	$2,479,820	$2,408,067

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2021 or 2020. The Company did not restructure any mortgage loans in 2021 or 2020.

AUL had outstanding mortgage loan commitments of approximately $85.0 million and $62.8 million at December 31, 2021 and 2020, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2021, the fair value of derivative assets and liabilities were $64.8 million and $45.3 million, respectively. As of December 31, 2020, the fair value of derivative assets and liabilities were $101.0 million and $73.9 million, respectively. The change in unrealized gains and losses was $10.0 million and ($1.4) million, net gain (loss) recognized in 2021 and 2020, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $19.3 million and $26.4 million at December 31, 2021 and 2020, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $0 and $17.6 million at December 31, 2021 and 2020, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2021		2020
	Notional	Fair Market Value	Notional	Fair Market Value
Purchased S&P 500 Call Options	$509,850	$63,620	$461,750	$80,972
Written S&P 500 Call Options	461,300	(44,595)	420,750	(62,716)
Credit Default Swaps	-	-	685,000	(7,085)
Credit Default Swaps Index	-	-	800,000	19,819
Foreign Currency Swaptions	68,471	742	68,471	(3,955)
U.S. Treasury Futures	-	-	-	-
Net Fair Market Value		$19,767		$27,035

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account
Restricted Asset Category	2021	2020	Change between years	Gross Admitted and Nonadmitted Restricted to Total Admitted Assets

Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$75,038	$82,490	$(7,452)	0.2%
On deposit with states	3,477	3,730	(253)	0.0%
Bonds held for the FHLBI collateral	163,871	600,122	(436,251)	0.4%
Bonds held for assumed reinsurance	117,242	123,353	(6,111)	0.3%
Mortgage loans held for the FHLBI collateral	2,223,893	2,180,340	43,553	5.7%
Collateral held under security lending agreement	610,406	657,363	(46,957)	1.6%
Total Restricted Assets	$3,193,927	$3,647,398	$(453,471)	8.2%

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The Company held cash collateral at fair value in the amount of $610.4 million and $657.4 million as of December 31, 2021 and 2020, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Reinvested collateral assets as of December 31, 2021 are as follows:

	2021		2020
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$37	$34	$56	$53
30 Days or Less	175,305	175,307	180,264	180,267
31 to 60 Days	31,425	31,425	49,073	49,078
61 to 90 Days	65,317	65,321	21,773	21,778
91 to 120 Days	35,043	35,037	27,467	27,472
121 to 180 Days	88,454	88,446	100,507	100,526
181 to 365 Days	171,728	171,665	241,193	241,221
1 to 2 Years	43,097	43,060	37,030	37,043
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	610,406	610,295	657,363	657,438
Securities Received	-	-	-	-
Total Collateral Reinvested	$610,406	$610,295	$657,363	$657,438

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2021 as follows:

	2021	2020
Description of Collateral	Amortized Cost	Amortized Cost

Industrial and Miscellaneous Bonds	$26,959	$25,030
Certificates of Deposit	16,138	12,000
Total collateral extending beyond one
year from of the reporting date	$43,097	$37,030

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2021 and 2020 are as follows:

Assets:	2021	2020
Bonds	$105,251	$ 153,677
Cash, Cash Equivalents, and Short Term	505,155	503,686
Total Securities Lending Collateral	$610,406	$ 657,363

Liabilities:
Securities Lending Cash Collateral	$610,406	$ 657,363

The Company does not have any transfers of receivables with recourse.

5.  Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation, and consists of $14.6 million and $14.9 million for investment properties and $75.2 million and $74.4 million for the home office at December 31, 2021 and 2020, respectively. Depreciation expense on real estate amounted to $6.2 million and $6.5 million in 2021 and 2020, respectively.

Income from real estate for 2021 and 2020 includes $6.8 million and $6.6 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2021 or 2020.

6.  Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,236.0 million and $1,257.6 million as of December 31, 2021 and 2020, respectively. The amount of the related reserve was $8.1 million for both December 31, 2021 and 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

These reserves consisted of the following at December 31:

	2021	2020
Life and accident and health reserves
Individual, group and credit life policies	$ 3,587,695	$ 3,131,851
Annuities and deposit administration funds	10,360,846	9,891,656
Accident and health and other reserves	1,753,445	1,693,377
Less reinsurance ceded	(2,070,042)	(2,089,706)
	$ 13,631,944	$ 12,627,178

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2021		2020
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,293,086	7.0%	$2,523,772	8.3%
At book value less surrender charges	487,162	1.5%	521,859	1.7%
At market value	20,755,889	63.0%	18,517,900	61.1%
	23,536,137	71.4%	21,563,531	71.1%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,731,435	14.4%	4,135,075	13.7%
Not subject to discretionary withdrawal	4,636,466	14.2%	4,587,791	15.2%

	$32,904,038	100.0%	$30,286,397	100.0%
Less reinsurance ceded	-		(4,092)

	$32,904,038		$30,282,305

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2021:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,351	$25,548	$-	$-	$-
Universal Life	90,299	90,603	93,679	-	-	-
Other Permanent Cash Value Life Insurance	-	2,247,321	2,799,388	-	-	-
Variable Universal Life	10,365	10,362	10,383	160,411	160,355	161,150

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	658,696	-	-	-
Accidental Death Benefits	-	-	173	-	-	-
Disability - Active Lives	-	-	10,845	-	-	-
Disability - Dasabled Lives	-	-	50,983	-	-	-
Miscellaneous Reserves	-	-	78,793	-	-	-

Total gross	$100,664	$2,370,637	$3,728,488	$160,411	$160,355	$161,150
Reinsurance Ceded	-	-	702,558	-	-	-
Total	$100,664	$2,370,637	$3,025,930	$160,411	$160,355	$161,150

Reconciliation of total life actuarial reserves at December 31, 2021
Life & Accident & Health Annual Statement	Amount
Life Insurance	$2,952,686
Accidental Death Benefits	172
Disability - Active Lives	4,787
Disability - Disabled Lives	43,093
Miscellaneous Reserves	25,192
Subtotal	$3,025,930
Separate Accounts Annual Statement
Life Insurance	$161,150
Accident and health	-
Miscellaneous reserves	-
Subtotal	$161,150
Combined Total	$3,187,080

7.  Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$8,109	$15,474	$7,853	$15,085
Ordinary renewal	69,384	63,405	65,363	57,652
Group life	3,015	3,015	4,308	4,308
Group annuity	60	60	(266)	(266)
	$80,568	$81,954	$77,258	$76,779

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $7.0 million and $6.5 million at December 31, 2021 and 2020, respectively. This represented 2.3 percent and 2.0 percent of the total net premiums written for group life and health in 2021 and 2020, respectively.

8.  Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2021	2020
Product
Life insurance	$160,566	$148,101
Individual annuities	448,402	461,274
Group annuities	20,501,052	18,060,646
Total	$21,110,020	$18,670,021

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2021	2020

Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$3,152,428	$2,764,526
Transfers from separate accounts	3,484,823	3,128,473
Net separate account transfers as reported in the
statements of operations	$(332,395)	$(363,947)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2021	2020

Premiums, considerations or deposits	$3,152,428	$2,764,526
Reserves at December 31
For accounts with assets at
Market value	$20,917,752	$18,666,394
Amortized cost	186,338	-
Total reserves	$21,104,090	$18,666,394
By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current
surrender charge of 5% or more	-	-
At market value	20,917,752	18,666,394
At book value without market value adjustment and with current
surrender charge of less than 5%	186,338	-
	21,104,090	18,666,394
Not subject to discretionary withdrawal	-	-
Total	$21,104,090	$18,666,394

9.  Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2021	2020	2021	2020
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$74,681	$68,809
Service cost	-	-	1,505	1,294
Interest cost	-	-	1,415	1,953
Contribution by plan participants	-	-	1,424	1,442
Actuarial loss	-	-	(2,250)	6,103
Benefits paid	-	-	(4,873)	(4,919)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$71,902	$74,682

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

	Postretirement Benefits
	2021	2020
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,449	3,477
Plan participants' contributions	1,424	1,442
Benefits paid	(4,873)	(4,919)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$59,139	$57,942
Liability for pension benefits	12,763	16,739
Total liabilities recognized	$71,902	$74,681
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,505	$1,294
Interest cost	1,415	1,953
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	1,177	601
Prior service cost or credit	(168)	102
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$3,929	$3,950

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(13,158)	$(8,788)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	(168)	102
Net gain and loss arising during the period	3,232	(5,073)
Net gain and loss recognized or transferred to parent	1,177	601
Items not yet recognized as a component of net periodic cost - current year	$(8,917)	$(13,158)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	197	365
Net recognized gains and (losses)	(9,114)	(13,523)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2021	2020

Discount rate	2.58%	3.35%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2021	2020

Discount rate	2.95%	2.58%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2021 rate of 6.25% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2022.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $10.0 million and $16.3 million for 2021 and 2020, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits

2022	$ 3,769
2023	3,792
2024	3,824
2025	3,808
2026	3,917
Years 2027-2031	22,999

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $4.0 million and $4.6 million for 2021 and 2020, respectively. As of December 31, 2021, the fair value of the plan assets was $493.3 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2021 plan year. The Company’s contribution to the plan was $1.7 million and $1.4 million in safe harbor matching contributions for 2021 and 2020, respectively. As of December 31, 2021, the fair market value of the plan assets was $49.9 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7.9 million and $7.6 million for 2021 and 2020, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2021
	Ordinary	Capital	Total

Gross deferred tax assets	$179,143	$424	$179,567
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	179,143	424	179,567
Deferred tax asset nonadmitted	(43,310)	-	(43,310)
Subtotal net admitted deferred tax asset	135,833	424	136,257
Deferred tax liabilities	(48,591)	-	(48,591)
Net admitted deferred tax asset	$87,242	$424	$87,666

(Increase) Decrease in nonadmitted tax asset			$(245)

	2020
	Ordinary	Capital	Total

Gross deferred tax assets	$154,009	$5,413	$159,422
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	154,009	5,413	159,422
Deferred tax asset nonadmitted	(40,677)	(2,388)	(43,065)
Subtotal net admitted deferred tax asset	113,332	3,025	116,357
Deferred tax liabilities	(46,703)	(180)	(46,883)
Net admitted deferred tax asset	$66,629	$2,845	$69,474

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2021			2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -	$ -	$ 2,421	$ 2,421
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	87,242	424	87,666	67,053	-	67,053
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	87,242	424	87,666	67,053	-	67,053
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	221,074	-	-	187,754
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	48,591	-	48,591	46,280	604	46,884
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$ 135,833	$ 424	$ 136,257	$ 113,333	$ 3,025	$ 116,358
Ratio percentage used to determine recovery period and threshold			1085%			881%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$ 1,473,827			$ 1,403,321

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2021		2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$ 179,143	$ 424	$ 154,009	$ 5,413	$ 25,134	$ (4,989)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Net admitted adjusted gross DTAs	135,834	424	113,332	3,025	22,502	(2,601)
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.0%	100.0%	2.6%	0.0%	-2.6%	100.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2021	2020	Change

Gross deferred tax assets	$179,567	$159,418	$20,149
Deferred tax liabilities	(48,591)	(46,883)	(1,708)
Net deferred tax asset	130,976	112,535	18,441
Tax effect of unrealized gains	(450)	(3,391)	2,941
Net deferred income tax asset, excluding unrealized gains	$130,526	$109,144	$21,382

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2021	2020

Deferred tax assets
Policyholder reserves	$70,539	$57,232
Investments	152	2,073
Deferred acquisition costs	40,066	29,111
Policyholder dividend accrual	2,339	3,648
Fixed and amortizable assets	(2,028)	10,975
Compensation and benefits accrual	30,683	27,486
Pension accrual	2,689	-
Receivables nonadmitted	31,124	9,966
Other	3,579	13,518
Ordinary deferred tax assets	179,143	154,009
Nonadmitted deferred tax assets	(43,310)	(40,677)
Admitted ordinary deferred tax assets	$135,833	$113,332

Capital
Investments	424	5,413
Nonadmitted	-	(2,388)
Admitted deferred tax assets	$136,257	$116,357

Deferred tax liabilities
Investments	$10,407	$9,835
Fixed assets	14,972	12,434
Deferred and uncollected premium	16,437	15,370
Policyholder reserves	6,877	8,521
Other	(102)	543
Ordinary deferred tax liabilities	48,591	46,703
Capital - investments	-	180
Deferred tax liabilities	48,591	46,883

Net admitted deferred tax asset	$87,666	$69,474

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2021	2020

Tax expense at the federal statutory rate	$9,770	$1,102
Tax preferenced investment income	(30,240)	(13,046)
Nondeductible expenses	170	456
Change in interest maintenance reserve	(757)	(347)
Change in nonadmitted assets	(6,715)	(4,189)
Elimination of statutory ceding commission amortization and capitalization	4,567	(1,022)
Net assets transferred in conjunction with an affiliate reinsurance transaction	12,612	-
Provision to return adjustment	516	(31)
Change in pension liability	(978)	(916)
Other	(247)	(2,623)
	$(11,302)	$(20,616)

Federal and foreign income taxes incurred	$10,080	$(4,362)
Change in net deferred income taxes	(21,382)	(16,254)
Total statutory income tax benefit	$(11,302)	$(20,616)

Federal income tax-operating	$10,794	$(5,913)
Federal income tax-capital gains (losses)	(714)	1,551
Federal income tax incurred	$10,080	$(4,362)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2021	$18,860
2020	$3,828
2019	$2,652

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2021	2020

Beginning of the year balance	$1,324	$1,445
Additions based on tax positions related to prior years	-	152
Deduction for Expiration of Federal Statute of Limitations	(1,324)	(273)
End of the year balance	$-	$1,324

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2017. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2021 and 2020, life reinsurance assumed was approximately 25 and 26 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 18 and 16 percent of gross life insurance premium income in 2021 and 2020, respectively. Premiums on accident and health reinsurance assumed were approximately 22 and 21 percent of gross accident and health premium income in both 2021 and 2020, respectively.

Effective July 1, 2021, Pioneer Mutual Life Insurance Company (“Pioneer”) entered into an agreement with the Company to cede all of Pioneer’s outstanding policies (with net policyholder liabilities of approximately $410.8 million) through a 100% indemnity coinsurance agreement. As a result of the transaction, the net gain (loss) from operations before tax was improved by $20.1 million and included the following items:

1.	Pioneer paid a ceding commission to the Company of $31.4 million.

2.	Pioneer transferred its existing interest maintenance reserve (“IMR”) balance of $0.5 million ($0.7 million pre-tax).

3.	The Company recorded no transaction expenses and purchase price adjustments as a result of the transaction.

4.	The Company deferred $24.8 million of the gain on the reinsurance transaction to be recognized over time.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

In addition, the following summarizes other impacts of the transaction.

1.	Pioneer transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $492.2 million. In accordance with the agreement, Pioneer transferred the realized capital gains created on the transaction of $60.1 million to the Company.

2.	The following summarizes the net settlement and the amounts transferred or accrued to the Company, subject to finalization of customary post-closing:

Statutory reserves as of July 1, 2021	$403,539
Realized capital gains on invested assets transferred	60,059
Existing IMR (pre-tax)	675
Ceding commission	31,427
Accrued interest on invested assets transferred	(3,234)
Total net settlement amount	492,466

Invested assets transferred at fair value	492,199
Cash transferred	267
Total net settlement amount	492,466

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2021	2020

Reinsurance ceded on ordinary life in force	$ 53,997,540	$ 57,316,394
Reinsurance ceded on group and credit life in force	4,026,879	4,087,721
Life reinsurance premiums ceded	158,643	143,386
Accident and health reinsurance premiums ceded	52,235	53,828
Reinsurance recoveries	312,561	292,322

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2021 and 2020 by $2,070.0 million and $2,089.7 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2021 and 2020 by $95.6 million and $87.4 million, respectively, for reinsurance ceded.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2021, ceded reserves for life and accident and health insurance.    Five of these reinsurers maintain A.M. Best ratings of A+, the remaining reinsurer was not rated by A.M. Best.  The last available rating for this reinsurer as of December 31, 2018 was B+. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2021, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2021 or 2020.

The Company did not commute any material ceded reinsurance in 2021 or 2020.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2021 and 2020 was $225.6 million and $218.0 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2021 and 2020, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results or cash flows.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved paid in both 2021 and 2020. Total interest paid inception to date is $148.9 million.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2021 and 2020 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $136.6 million in 2022.

The Company paid a $6.0 million dividend to OneAmerica in 2021 and no dividend in 2020. The Company received a capital contribution of $338.7 million in 2020 from OneAmerica as part of proceeds from a senior note. The proceeds are intended to be used for general corporate purposes. The Company did not receive a capital contribution in 2021.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2021 is as follows:

Nonadmitted asset values	$(186,069)
Asset valuation reserve	$(178,425)
Net unrealized gain (losses)	$39,393
Reinsurance recoverables from unauthorized companies	$(47)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2021. During 2021, the line of credit was renewed for an additional two years. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2021 or 2020.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2021 and 2020, the carrying value of the FHLBI Class B common stock was $75.0 million and $82.5 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,351.5 million and $1,702.4 million of December 31, 2021 and 2020, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,352.3 million and $1,703.4 million at December 31, 2021 and 2020, respectively. Interest paid was $18.0 million and $27.6 million in 2021 and 2020, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,388.0 million and $2,869.9 million at December 31, 2021 and 2020, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,743.7 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $8.0 million at December 31, 2021.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

•	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2021	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$24	$-	$76,346	$76,370
Affiliate	-	-	-	-
Mutual funds	-	-	-	-
Total common stocks	24	-	76,346	76,370
Derivatives	-	63,620	-	63,620
Separate account assets *	21,110,020	-	-	21,110,020
Total Assets	$21,110,044	$63,620	$76,346	$21,250,010

Liabilities
Derivatives	$-	$44,595	$-	$44,595

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2020	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$16	$-	$83,768	$83,784
Affiliate	-	-	-	-
Derivatives	-	-	-	-
Total common stocks	16	-	83,768	83,784
Derivatives	-	100,790	-	100,790
Separate account assets *	18,670,021	-	-	18,670,021
Total Assets	$18,670,037	$100,790	$83,768	$18,854,595

Liabilities
Derivatives	$-	$69,800	$-	$69,800

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2019	$79,290
Transfer into level 3	-
Transfer out of level 3	-
Total gains (losses) included in net income	-
Total gains (losses) included in surplus	(70)
Purchases (1)	4,548
Issuances	-
Sales (1)	-
Settlements	-
Ending Balance at December 31, 2020	$83,768
Transfer into level 3	-
Transfer out of level 3	-
Total gains (losses) included in net income	-
Total gains (losses) included in surplus	30
Purchases	-
Issuances	-
Sales	(7,452)
Settlements	-
Ending Balance at December 31, 2021	$76,346

(1) Certain information for 2020 has been revised to accurately include the $4,548 of purchases within the purchases row and to conform to current period presentation. This amount was inadvertently included within the sales row in the prior period.

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2021					Not Practicable	Net Asset Value
	Fair	Admitted				Carrying	(NAV)
	Value	Value	Level 1	Level 2	Level 3	Value

Assets
Bonds	$13,712,472	$12,811,094	$58,810	$12,767,789	$885,873	$-	$-
Preferred stocks	2,130	2,000	-	2,130	-	-	-
Common stocks	79,467	79,443	24	-	79,443	-	-
Mortgage loans	2,466,406	2,479,820	-	-	2,466,406	-	-
Cash & cash equivalents	72,329	72,329	72,329	-	-	-	-
Contract loans	-	489,729	-	-	-	489,729	-
Derivatives	63,620	63,620	-	63,620	-	-	-
Other invested assets	370,888	370,888	-	87,003	283,885	-	-
Securities lending reinvested collateral assets	610,295	610,406	97,190	513,105	-	-	-
Corporate owned life insurance	496,481	496,481	-	496,481	-	-	-
Employee and agent trust	347	347	-	347	-	-	-
Separate account assets	21,110,020	21,110,020	21,110,020	-	-	-	-
Liabilities
Derivatives	45,266	47,217	-	45,266	-	-	-
Payable for securities lending	610,295	610,406	97,190	513,105	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

	2020					Not Practicable	Net Asset Value
	Fair	Admitted				Carrying	(NAV)
	Value	Value	Level 1	Level 2	Level 3	Value

Assets
Bonds	$13,491,379	$12,168,892	$381,739	$12,475,252	$634,388	$-	$-
Preferred stocks	2,220	2,000	-	2,220	-	-	-
Common stocks	88,859	88,859	16	-	88,843	-	-
Mortgage loans	2,459,361	2,408,067	-	-	2,459,361	-	-
Cash & cash equivalents	200,906	200,906	200,906	-	-	-	-
Contract loans	-	441,012	-	-	-	441,012	-
Derivatives	100,971	100,790	-	100,971	-	-	-
Other invested assets	271,412	256,735	-	85,716	185,696	-	-
Securities lending reinvested collateral assets	657,438	657,363	118,209	539,229	-	-	-
Corporate owned life insurance	389,549	389,549	-	389,549	-	-	-
Employee and agent trust (1)	385	385	-	385	-	-	-
Separate account assets	18,670,021	18,670,021	18,670,021	-	-	-	-
Liabilities
Derivatives	69,800	69,800	-	69,800	-	-	-
Payable for securities lending	657,438	657,363	118,208	539,230	-	-	-
Funding agreements	1,734,761	1,702,414	-	-	1,734,761	-	-

(1) Certain information for 2020 has been revised to accurately disclose the Employee and agent trust amount as $385 rather than $384,950 and to conform to current period presentation. This actual balance in the trust was included in the 2020 disclosure instead of being adjusted to thousands.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

18.	Subsequent Events and Other Items

On March 8, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company to cede a block of in-force and new individual annuities and group annuities with general account statutory reserves of $2,464.3 million through 100% indemnity coinsurance and separate account statutory reserves of $829.3 million through 100% indemnity modified coinsurance.  The treaty has an effective date of January 1, 2022.  The Company transferred assets to the reinsurer of $2,495.8 million, which is net of a ceding commission of $19 million paid to the Company from the reinsurer, subject to a customary post-close adjustment.  The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 6, 2022, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2021

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$27,708
Other bonds (unaffiliated)	456,127
Preferred stocks (unaffiliated)	69
Common stocks (unaffiliated)	2,478
Common Stocks (affiliated)	6,000
Mortgage loans	101,555
Real estate	16,750
Premium notes, policy loans and liens	23,909
Cash and cash equivalents	2
Derivative Instruments	(1,427)
Other invested assets	27,826
Aggregate write-ins for investment income	1,518
Gross investment income	$662,515
Real estate owned—book value less encumbrances	$89,838
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,479,820
Total mortgage loans	$2,479,820

Mortgage loans by standing—book value
Good standing	$2,479,820
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,479,820

Other long-term assets—statement value	$370,888
Common stock of parent, subsidiary, and affiliates—book value	$3,073
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$895,523
Over 1 year through 5 years	3,101,064
Over 5 years through 10 years	3,564,443
Over 10 years through 20 years	2,436,711
Over 20 years	2,758,381
No maturity date	54,972
Total by maturity	$12,811,094

Bonds by class—statement value
Class 1	$6,719,645
Class 2	5,490,839
Class 3	460,446
Class 4	122,233
Class 5	14,026
Class 6	3,905
Total by class	$12,811,094

Total bonds publicly traded	$6,965,923
Total bonds privately placed	$5,845,171

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$79,443
Short-term investments—book value	$-
Derivatives - statement value, net	$16,403
Cash (overdraft) on deposit	$72,329
Life insurance in force, net of reinsurance
Ordinary	$70,796,786
Credit life	$455
Group life	$60,515,068
Amount of accidental death insurance in force under ordinary policies	$18,927
Life insurance policies with disability provisions in force
Ordinary	$9,949,868
Group life	$36,595,091
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$24,067
Income payable	$198
Ordinary—involving life contingencies
Income payable	$191
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$31,210
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,217,660
Group
Amount of income payable	$177,653
Fully paid account balance	$708,407
Not fully paid account balance	$4,685,302
Accident and health insurance—premiums in force
Ordinary	$48,998
Group	$165,567
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$9,954
Dividend accumulations—account balance	$46,059
Claim payments (by accident year)
Group accident and health
2021	$49,619
2020	$41,956
2019	$9,421
2018	$2,392
2017	$1,860
Prior	$10,454
Other accident and health
2021	$-
2020	$-
2019	$-
2018	$-
2017	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2021	$-
2020	$-
2019	$-
2018	$-
2017	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2021

(In thousands)

The Company’s gross investment holdings as filed in the 2021 Annual Statement are $17,069.2 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$630,588	3.694%	$630,588	-	$630,588	3.694%
1.02 All Other Governments	121,071	0.709%	121,071	-	121,071	0.709%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	19,905	0.117%	19,905	-	19,905	0.117%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	2,282	0.013%	2,282	-	2,282	0.013%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	496,384	2.908%	496,384	-	496,384	2.908%
1.06 Industrial and Miscellaneous	11,434,374	66.99%	11,434,374	105,251	11,539,625	67.61%
1.07 Hybrid Securities	51,519	0.302%	51,519	-	51,519	0.302%
1.08 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
1.09 SVO Identified Funds	54,971	0.322%	54,971	-	54,971	0.322%
1.10 Bank Loans	-	0.000%	-	-	-	0.000%
1.11 Total Long-Term Bonds	12,811,094	75.050%	12,811,094	105,251	12,916,345	75.671%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.012%	2,000	-	2,000	0.012%
2.02 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
2.03 Total Preferred Stocks	2,000	0.012%	2,000	-	2,000	0.012%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	24	0.000%	24	-	24	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	76,346	0.447%	76,346	-	76,346	0.447%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	3,073	0.018%	3,073	-	3,073	0.018%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
3.05 Mutual Funds	-	0.000%	-	-	-	0.000%
3.06 Total Common Stocks	79,443	0.465%	79,443	-	79,443	0.465%
4. Mortgage Loans (Schedule B):				-
4.01 Farm Mortgages	-	0.000%	-	-	-	0.000%
4.02 Residential Mortgages	-	0.000%	-	-	-	0.000%
4.03 Commercial Mortgages	2,479,820	14.527%	2,479,820	-	2,479,820	14.528%
4.04 Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
4.05 Total Mortgage Loans	2,479,820	14.527%	2,479,820	-	2,479,820	14.528%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	75,238	0.441%	75,238	-	75,238	0.441%
5.02 Properties Held for Production of Income	14,600	0.086%	14,600	-	14,600	0.086%
5.03 Properties Held for Sale	-	0.000%	-	-	-	0.000%
5.04 Total Real Estate	89,838	0.526%	89,838	-	89,838	0.526%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	72,329	0.424%	72,329	228,638	300,967	1.763%
6.02 Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	97,155	97,155	0.569%
6.03 Short-Term Investments (Schedule DA)	-	0.000%	-	179,362	179,362	1.051%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	72,329	0.424%	72,329	505,155	577,484	3.383%
7. Contract Loans	489,729	2.869%	489,729	-	489,729	2.869%
8. Derivatives (Schedule DB)	63,620	0.373%	63,620	-	63,620	0.373%
9. Other Invested Assets (Schedule BA)	371,751	2.178%	370,889	-	370,889	2.173%
10. Receivables for Securities	-	0.000%	-	-	-	0.000%
11. Securities Lending (Schedule DL, Part 1)	610,406	3.576%	610,406	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.000%	-	-	-	0.000%
13. Total Invested Assets	$17,070,029	100.00%	$17,069,167	$610,406	$17,069,167	100.00%

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2021

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $17,938.1 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets

2.01	FEDERAL HOME LOAN BANKS	$75,038	0.4%
2.02	AMERICAN WATER WORKS COMPANY INC	71,067	0.4%
2.03	STANLEY BLACK & DECKER INC	64,122	0.4%
2.04	NORTHROP GRUMMAN CORP	55,358	0.3%
2.05	AP ARISTOTLE HOLDINGS LLC	53,998	0.3%
2.06	LOCKHEED MARTIN CORPORATION	50,891	0.3%
2.07	KONINKLIJKE PHILIPS NV	48,997	0.3%
2.08	RAYTHEON TECHNOLOGIES CORPORATION	47,909	0.3%
2.09	BANK OF AMERICA CORP	47,336	0.3%
2.10	ALLIANT ENERGY CORP	45,883	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,719,645	37.5%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	5,490,839	30.6%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	460,446	2.6%	P/RP – 3	-	0.0%
3.04 NAIC – 4	122,233	0.7%	P/RP – 4	-	0.0%
3.05 NAIC – 5	14,025	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	3,906	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

4.01	Total admitted assets held in foreign investments	$2,298,862	12.8%
4.02	Foreign-currency-denominated investments	70,853	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

5.01	Countries rated NAIC-1	$2,164,368	12.1%
5.02	Countries rated NAIC-2	108,336	0.6%
5.03	Countries rated NAIC-3 or below	26,158	0.1%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets

	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$805,205	4.5%
6.02	Country:	Australia	466,562	2.6%

	Countries rated NAIC-2
6.03	Country:	Mexico	$62,780	0.3%
6.04	Country:	Indonesia	11,754	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$12,000	0.1%
6.06	Country:	Columbia	4,835	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

10. List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets

10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$48,997	0.3%
10.02	SIEMENS AG	44,790	0.2%
10.03	CRH PLC	42,309	0.2%
10.04	INVESCO LTD	34,113	0.2%
10.05	KEMBLE WATER HOLDINGS LTD	33,106	0.2%
10.06	ROYAL DUTCH SHELL PLC	31,437	0.2%
10.07	CENTERBRIDGE CREDIT FUNDING CBCF_21-1A	29,750	0.2%
10.08	CSL LTD	28,481	0.2%
10.09	BAE SYSTEMS PLC	27,714	0.2%
10.10	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ X ] No [ ]

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line is not applicable because the Company does not have contractual sales restrictions.

Line is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14.01-14.05 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

List 10 largest fund managers:

	Ten largest fund managers:
	Fund Manager	Total Invested	Diversified	Nondiversified

14.06	Madison Capital	$ 95,059	$ 95,059	$ -
14.07	Maranon SRF	62,447	62,447	-
14.08	iShares	54,971	54,971	-
14.09	Pinebridge	27,508	27,508	-
14.10	Neuberger Berman	23,487	23,487	-
14.11	Barings	22,946	22,946	-
14.12	CVC	21,992	21,992	-
14.13	PIMCO	19,715	19,715	-
14.14	HGGC	19,581	19,581	-
14.15	Blackstone	17,776	17,776	-

15. Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes [ ] No[X]

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets

16.02	Commerical	$33,000	0.2%
16.03	Commerical	28,057	0.2%
16.04	Commerical	27,443	0.2%
16.05	Commerical	26,000	0.1%
16.06	Commerical	24,616	0.1%
16.07	Commerical	23,500	0.1%
16.08	Commerical	22,373	0.1%
16.09	Commerical	22,169	0.1%
16.10	Commerical	21,823	0.1%
16.11	Commerical	21,608	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets

17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	-	0.0%	-	0.0%
17.05 below 70%	-	0.0%	2,479,820	13.8%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets
held as collateral for such transactions)	$6,843,941	38.2%	$6,373,385	$6,299,779	$6,807,342
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2021

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.                   Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.                   Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.                   Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.       Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.       Provisions that permit settlements to be made less frequently than quarterly;

c.      Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.       The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2021

(In thousands)

4.                   Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.                   Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.       Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.       Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2021

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2021 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2021 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Annuity Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS International Growth Portfolio A Class - 03-376 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 03-861 (1)
AB VPS International Value Portfolio A Class - 03-377 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 03-825 (1)
AB VPS Small Mid Cap Value Portfolio A Class - 03-378 (1)	Invesco V.I. Health Care Fund Series I Class - 03-815 (1)
Alger Large Cap Growth Portfolio I-2 Class - 03-500 (1)	Invesco V.I. High Yield Fund Series I Class - 03-830 (1)
Alger Small Cap Growth Portfolio I-2 Class - 03-515 (1)	Invesco V.I. International Growth Fund Series II Class - 03-827 (1)
American Century VP Capital Appreciation Fund I Class - 03-410 (1)	Janus Henderson Balanced Portfolio Service Class - 03-611 (1)
American Century VP Income & Growth Fund I Class - 03-425 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607 (1)
American Century VP International Fund I Class - 03-420 (1)	Janus Henderson Forty Portfolio Institutional Class - 03-602 (1)
American Century VP Mid Cap Value Fund II Class - 03-397 (1)	Janus Henderson Global Research Portfolio Institutional Class - 03-606 (1)
American Century VP Ultra Fund I Class - 03-122 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 03-259 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646 (1)	Janus Henderson Overseas Portfolio Service Class - 03-609 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 03-520 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 03-875 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382 (1)	Pioneer Bond VCT Portfolio I Class - 03-CPG (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

1

Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384 (1)	Pioneer Equity Income VCT Portfolio I Class - 03-CPF (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230 (1)	Pioneer Equity Income VCT Portfolio II Class - 03-598 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 03-245 (1)	Pioneer Fund VCT Portfolio I Class - 03-596 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597 (1)
Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163 (1)	Royce Capital Small-Cap Portfolio Investor Class - 03-750 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162 (1)	T. Rowe Price Blue Chip Growth Portfolio - 03-124 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161 (1)	T. Rowe Price Equity Income Portfolio - 03-580 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159 (1)	T. Rowe Price Limited-Term Bond Portfolio - 03-585 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 03-586 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157 (1)	Templeton Foreign VIP Fund 2 Class - 03-909 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164 (1)	Templeton Global Bond VIP Fund 1 Class - 03-907 (1)
Fidelity VIP Growth Portfolio Initial Class - 03-210 (1)	Timothy Plan Conservative Growth Variable - 03-126 (1)
Fidelity VIP High Income Portfolio Initial Class - 03-215 (1)	Timothy Plan Strategic Growth Variable - 03-127 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 03-225 (1)	TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941 (1)	TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088 (1)
Fidelity VIP Overseas Portfolio Initial Class - 03-220 (1)	TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086 (1)
Franklin Allocation VIP Fund 1 Class - 03-908 (1)	Vanguard VIF Diversified Value Portfolio - 03-190 (1)
Franklin Small Cap Value VIP Fund 1 Class - 03-906 (1)	Vanguard VIF Mid-Cap Index Portfolio - 03-118 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK (1)	Vanguard VIF Small Company Growth Portfolio - 03-119 (1)
Invesco V.I. Core Equity Fund Series II Class - 03-826 (1)	Vanguard VIF Total Bond Market Index Portfolio - 03-121 (1)

(1) Statement of net assets as of December 31, 2021, statement of operations for the year ended December 31, 2021, statements of changes in net assets for the years ended December 31, 2021 and 2020, and financial highlights for the years or periods ended December 31, 2021, 2020, 2019, 2018, and 2017

2

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management.  Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Annuity Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 22, 2022

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Annuity Unit Trust since 2000.

3

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

(No Withdrawal Charge Contract)

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square

Indianapolis, Indiana 46206-0368

(800) 537-6442 — www.oneamerica.com

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2022